UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
ANNUAL REPORT
October 31, 2023
Columbia International ESG Equity Income ETF
Columbia U.S. ESG Equity Income ETF

Strategic Beta ETFs | Annual Report 2023

Columbia International ESG Equity Income ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 7
Columbia U.S. ESG Equity Income ETF
Fund at a Glance 9
Manager Discussion of Fund Performance 11
Understanding Your Fund’s Expenses 13
Portfolio of Investments 14
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 34
Federal Income Tax Information 35
Trustees and Officers 36
Approval of Investment Management Services Agreement 43
Additional Information 47

FUND AT A GLANCE
Columbia International ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023
Investment objective
Columbia International ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® International ESG Equity Income Index (Net).
* The Life of the Fund Index Performance for the Beta Advantage ® International ESG Equity Income Index
(Net) is for the period from October 14, 2022 through October 31, 2023.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Fund’s performance prior to October 14, 2022, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at October 14, 2022 had been in place for the prior periods, results shown may have been different.
The Beta Advantage ® International ESG Equity Income Index (Net) (the Fund's Current Index) aims to provide exposures to companies which can offer reliable equity income, attractive total return potential, and includes companies with favorable ESG Materiality (ESGM) ratings based on Columbia Threadneedle’s proprietary ESG Materiality (ESGM) Ratings. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-
positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI EAFE Index (Net) (the
Investment Universe) in order to meet this objective.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately
50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net) and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) (the Fund's Former Index)
is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index
(Net), ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The Combined Former Index and Current Index performance consists of the Fund's Former Index (Net) from
June 13, 2016 to October 14, 2022 and the Fund's Current Index (Net) from October 14, 2022 through
October 31, 2023.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year 5 Years Life
Market Price 06/13/16 21.46 4.57 5.88
Net Asset Value 06/13/16 20.70 3.84 5.11
{
Beta Advantage
}
® International ESG
Equity Income Index (Net) 21.43 N/A* 26.81*
MSCI EAFE Value Index (Net) 18.11 3.30 4.72
Combined Former Index and
Current Index 21.43 4.42 5.73

FUND AT A GLANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2023
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® International ESG Equity Income Index (Net), the MSCI EAFE Value Index (Net) and the Beta Advantage ® Sustainable International
Equity Income 100 Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

FUND AT A GLANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 5
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.

FUND AT A GLANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2023
Country breakdown (%) (at October 31, 2023 )
Austria 0.9
Belgium 0.4
Brazil 0.3
Burkina Faso 0.2
Denmark 2.1
Finland 1.9
France 6.2
Germany 21.2
Hong Kong 2.1
Israel 0.4
Italy 2.4
Japan 35.8
Netherlands 6.6
Norway 2.8
Spain 1.5
Sweden 6.3
Switzerland 1.3
United Kingdom 7.4
United States
(a)
0.2
Total 100.0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at October 31, 2023 )
Industrials   26.8
Energy   18.5
Financials   17.1
Information Technology   9.8
Health Care   5.8
Communication Services   5.7
Consumer Discretionary   5.0
Utilities   3.8
Materials   3.1
Consumer Staples   3.1
Real Estate   1.3
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia International ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 7
For the 12-month period that ended October 31, 2023, Columbia International ESG Equity Income ETF returned 20.70%
based on net asset value (NAV) and 21.46% based on market price. The Beta Advantage ® International ESG Equity Income
Index (Net) (the Index), against which the performance of the Fund is measured, returned 21.43% during the annual period. To compare, the MSCI EAFE Value Index (Net) returned 18.11% for the same period.
The Fund had a NAV of $21.99 on October 31, 2022 and ended the annual period on October 31, 2023 with a NAV of
$25.72. The Fund’s market price on October 31, 2023 was $25.93 per share.
Market overview
International equities rallied strongly overall, but such performance was attributable primarily to the first eight months of the annual period. International equities as a whole struggled in the last four months of the annual period.
Amid persistent inflation pressures, both the European Central Bank (ECB) and Bank of England (BoE) raised their key interest rates several times during the annual period, but stocks in Europe were lifted overall on hopes that inflation may have peaked and interest rate hikes may soon ease. Also, following a relatively mild winter in Europe, optimistic data regarding gas storage levels and prices helped alleviate investor concerns of a potential energy crisis in the region.
Further, European earnings reports and economic data were generally favorable, with the region returning to positive
Gross Domestic Product growth in early 2023 following zero growth in the fourth quarter of 2022. In the last months of the annual period, however, economic growth showed signs of stalling even as inflation continued to decelerate in both continental Europe and the United Kingdom. The monetary policy of the ECB and BoE diverged in September, with the
ECB hiking interest rates by a quarter point, its tenth consecutive hike, while the BoE paused, ending its streak of 14 straight increases. In October, the ECB paused its streak of rate hikes, providing optimism that its rate hike cycle might be nearing an end. However, both European and U.K. equities fell in October 2023, as markets faced ongoing challenges, including prolonged higher interest rates, persistent inflation, recessionary risk and added geopolitical concerns as terrorists attacked Israel, taking hostages in the process, and Russia’s war on Ukraine continued.
In Japan, equities were initially boosted by anticipation of slowing interest rate increases, especially in the United States, coupled with a strong earnings season. However, the Bank of Japan subsequently surprised investors, lifting its cap on 10-year government bond yields in an effort to improve the functioning of its bond markets. Core inflation in Japan recorded its highest level in the last 40 years in January 2023 and then hit a five-month low in February before climbing again as wage growth accelerated following negotiations between major companies and trade unions. In the Bank of Japan’s first policy meeting under its new governor during the second quarter of 2023, Governor Ueda pledged to maintain loose monetary policy for the time being. Japanese equities rose in part due to a recovering economy and in part due to the “Buffett effect” after famed investor Warren Buffett added to his Japanese equity investments. Japanese equities bucked the trend of international equities broadly during the third calendar quarter, gaining modestly, supported by weakness in the yen, consumption and wage growth data, and the Bank of Japan’s introduction of a more relaxed yield curve policy. Despite ongoing weakness in the yen, Japanese equities then fell in October 2023 in concert with the broad international equities markets.
Within the international equities market, both value and growth stocks generated double-digit positive absolute returns, but value stocks notably outpaced growth stocks. Within the MSCI EAFE Value Index (Net), industrials, financials and consumer discretionary were the best performing sectors, each posting a double-digit positive absolute return during the annual period. The weakest performing sectors in the MSCI EAFE Value Index (Net) were real estate, communication services and consumer staples, each generating a more modest, albeit still positive, return during the annual period.
From a country perspective, Italy, Jordan, Japan, Ireland and Austria were the strongest performing constituents of the
MSCI EAFE Value Index (Net). The weakest constituents of the MSCI EAFE Value Index (Net) during the annual period were
Luxembourg, Israel, Finland, Portugal and Hong Kong.
The Fund’s notable detractors during the period
Index constituents in the consumer discretionary, materials and financials sectors detracted from the Index’s results relative to the MSCI EAFE Value Index (Net) during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2023
From a country perspective, Index constituents in Germany, Finland and Denmark detracted most from the Index’s results relative to the MSCI EAFE Value Index (Net).
Relative to the MSCI EAFE Value Index (Net), overweight positions in Germany-based luxury car maker Mercedes-Benz
Group AG, Denmark-based clean energy company Orsted A/S and U.K.-based financial services group Lloyds Banking
Group PLC detracted most. Each generated a double-digit negative absolute return within the Fund’s portfolio during the annual period.
The Fund’s notable contributors during the period
Index constituents in the information technology, energy and real estate sectors contributed most positively to the
Index’s results relative to the MSCI EAFE Value Index (Net) during the annual period.
From a country perspective, Index constituents in the U.K., Switzerland and Hong Kong contributed most positively to the Index’s results relative to the MSCI EAFE Value Index (Net) during the annual period.
Relative to the MSCI EAFE Value Index (Net), out-of-benchmark positions in Japan-based manufacturer of semiconductor test systems and mechatronic products Advantest Corp. and Dutch supplier of photolithography systems ASML Holding
NV and an overweight position in France-based multi-energy company TotalEnergies SE contributed most positively.
During the annual period, Advantest generated a triple-digit positive absolute return, and ASML and TotalEnergies each posted a double-digit positive absolute return within the Fund’s portfolio.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different financial and accounting standards. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the Fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions. Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The
Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia U.S. ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 9
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023
Investment objective
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® U.S. ESG Equity Income Index.
* The Life of the Fund Index Performance for the Beta Advantage ® U.S. ESG Equity Income Index is for the
period from October 14, 2022 through October 31, 2023.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Fund’s performance prior to October 14, 2022, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at October 14, 2022 had been in place for the prior periods, results shown may have been different.
The Beta Advantage ® U.S. ESG Equity Income Index (the Fund's Current Index) aims to provide exposures to companies which can offer reliable equity income, attractive total return potential, and includes companies with favorable ESG Materiality (ESGM) ratings based on Columbia Threadneedle’s proprietary
ESG Materiality (ESGM) Ratings. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI USA Index (the Investment Universe) in order to meet this objective.
The MSCI USA Value Index captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (the Fund's Former Index) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The Combined Former Index and Current Index performance consists of the Fund's Former Index from June
13, 2016 to October 14, 2022 and the Fund's Current Index from October 14, 2022 through October 31,
2023.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year 5 Years Life
Market Price 06/13/16 3.29 9.36 10.54
Net Asset Value 06/13/16 3.72 9.43 10.53
{
Beta Advantage
}
® U.S. ESG Equity
Income Index 4.08 NA* 10.75*
MSCI USA Value Index -1.37 6.45 7.75
Combined Former Index and
Current Index 4.08 9.81 10.95

FUND AT A GLANCE
(continued)
Columbia U.S. ESG Equity Income ETF
(Unaudited)
10 Strategic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Portfolio breakdown (%) (at October 31, 2023 )
Common Stocks 98.9
Exchange-Traded Equity Funds 0.7
Money Market Funds 0.4
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2023)
Information Technology 18 .4
Energy 15 .2
Consumer Staples 14 .4
Health Care 10 .8
Financials 10 .1
Industrials 8 .6
Utilities 8 .0
Communication Services 7 .0
Consumer Discretionary 6 .0
Materials 1 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia U.S. ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 11
For the 12-month period that ended October 31, 2023, Columbia U.S. ESG Equity Income ETF returned 3.72% based on net asset value (NAV) and 3.29% based on market price. The Beta Advantage ® U.S. ESG Equity Income Index (the Index),
against which the performance of the Fund is measured, returned 4.08% for the annual period. To compare, the MSCI
USA Value Index returned -1.37% for the same period.
The Fund had a NAV of $36.28 on October 31, 2022 and ended the annual period on October 31, 2023 with a NAV of
$36.65. The Fund’s market price on October 31, 2023 was $36.62 per share.
Market overview
U.S. equities gained during the annual period overall, although growth-oriented stocks significantly outperformed value-
oriented stocks across the capitalization spectrum.
As the annual period began in November 2022, the U.S. equity market ticked higher, despite a 75 basis point interest rate increase by the U.S. Federal Reserve (Fed), both on hopes that rate hikes beyond November would be smaller and on resilient third calendar quarter corporate earnings reports. (A basis point is 1/100th of a percentage point.) The
Fed then raised the federal funds target rate 50 basis points in December, but a stronger than consensus expected
November jobs report rattled the market, intensifying worries about how high the Fed might raise interest rates in 2023.
U.S. equities gained in the first quarter of 2023, attributable primarily to January, based on hopes the Fed had largely finished raising interest rates. Also, a string of better than expected economic data fueled optimism the U.S. may be able to avoid a recession. However, the investment backdrop grew more challenging as the quarter progressed, given persistent inflation and the failure of several U.S. regional banks. Despite apprehension in the banking sector, investor sentiment improved in the second calendar quarter as the Fed slowed its pace of interest rate hikes in response to cooling inflation. Investors were further encouraged by economic growth and corporate earnings, which, though slowing, did not decline to the extent the markets had anticipated in late 2022. Notably, however, most of the quarter’s positive return was generated by a small group of mega-cap technology-related stocks, especially from companies expected to benefit from the evolution of artificial intelligence (AI).
Following two quarters of gains, the broad U.S. equity market stumbled toward the end of the annual period. In July and
August 2023, optimism surrounding a slowing trend in inflation, combined with resilient preliminary second calendar quarter economic growth data, supported U.S. equities and fueled a soft landing narrative. Though economic activity remained rather resilient, a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings, along with worries about a looming federal government shutdown, strikes against automakers by the
United Auto Workers, upward pressure on long-term U.S. Treasury yields and outbreak of war in the Middle East, drove a decline in the U.S. equity market in September and October. The Fed acted in line with expectations, hiking interest rates
25 basis points in July and keeping rates unchanged at a range of 5.25%-5.50% in September.
For the annual period overall, capitalization segment performance within the broad U.S. equity market was mixed. Large-
cap stocks were strongest, posting solid positive absolute returns. Mid-cap stocks and small-cap stocks each generated negative absolute returns for the annual period. Growth stocks outpaced value stocks across the capitalization spectrum, but most significantly in the large-cap segment of the U.S. equity market. Within the MSCI USA Value Index (Gross), information technology was by far the best performing sector, followed at some distance by materials and communication services. The weakest performing sectors in the MSCI USA Value Index (Gross) were real estate, health care and utilities, with each generating a negative absolute return during the annual period.
The Fund’s notable detractors during the period
Index constituents in the consumer staples, consumer discretionary and financials sectors detracted from the Index’s results relative to the MSCI USA Value Index (Gross) during the annual period.
Relative to the MSCI USA Value Index (Gross), overweight positions in semiconductor device developer Broadcom Inc., integrated energy company Chevron Corp. and general merchandise and food products retailer Target Corp. detracted most. Broadcom posted a single-digit positive absolute return and Chevron and Target each posted a double-digit negative absolute return within the Fund’s portfolio during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia U.S. ESG Equity Income ETF
(Unaudited)
12 Strategic Beta ETFs | Annual Report 2023
The Fund’s notable contributors during the period
Index constituents in the health care, information technology and communication services sectors contributed most positively to the Index’s results relative to the MSCI USA Value Index (Gross) during the annual period.
Relative to the MSCI USA Value Index (Gross), an underweight position in diversified health care company UnitedHealth
Group, Inc. and overweight positions in media, Internet and phone service provider Comcast Corp. (Class A) and semiconductor processing equipment manufacturer Lam Research Corp. contributed most positively. Each generated a double-digit positive absolute return within the Fund’s portfolio during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the Fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions.
Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 13
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2023 — October 31, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia International ESG Equity Income ETF 1,000.00 1,000.00 969.80 1,022.94 2.23 2.29 0.45
Columbia U.S. ESG Equity Income ETF 1,000.00 1,000.00 985.80 1,023.44 1.75 1.79 0.35

PORTFOLIO OF INVESTMENTS
Columbia International ESG Equity Income ETF
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Annual Report 2023
Common Stocks 99.1%
Issuer Shares Value ($)
Austria  0.8%
Erste Group Bank AG 990 35,317
OMV AG 445 19,455
Total 54,772
Belgium  0.4%
Solvay SA 225 23,721
Brazil  0.3%
Yara International ASA 513 16,761
Burkina Faso  0.2%
Endeavour Mining PLC 575 11,861
Denmark  2.1%
AP Moller - Maersk A/S Class A 8 13,029
Chr Hansen Holding A/S 324 22,047
Coloplast A/S Class B 421 43,821
Orsted AS
(a)
595 28,632
Pandora A/S 265 29,955
Total 137,484
Finland  1.9%
Elisa OYJ 447 18,937
Kesko OYJ Class B 831 14,023
Nokia OYJ 16,530 54,863
Orion OYJ Class B 328 13,015
Stora Enso OYJ Class R 1,791 21,440
Total 122,278
France  6.1%
Legrand SA 820 70,622
TotalEnergies SE 4,829 322,590
Total 393,212
Germany  21.1%
Bayerische Motoren Werke AG 885 81,973
Brenntag SE 457 33,872
Commerzbank AG 3,220 34,546
Deutsche Boerse AG 580 95,147
DHL Group 2,984 115,945
E.ON SE 6,994 82,946
Evonik Industries AG 635 11,652
Fresenius SE & Co. KGaA 1,300 33,308
Mercedes-Benz Group AG 2,715 159,071
Merck KGaA 408 61,390
RWE AG 2,136 81,573
SAP SE 2,212 296,330
Siemens AG 2,018 266,544
Total 1,354,297
Hong Kong  2.1%
Hong Kong Exchanges & Clearing Ltd. 3,766 132,358
Israel  0.4%
Bank Hapoalim BM 3,870 27,617
Italy  2.3%
Eni SpA 6,507 106,113
Prysmian SpA 811 30,252
Recordati Industria Chimica e Farmaceutica
SpA 307 14,148
Total 150,513
Japan  35.5%
Asahi Group Holdings Ltd. 1,404 50,395
Astellas Pharma, Inc. 5,450 68,375
Canon, Inc. 2,849 66,802
Chugai Pharmaceutical Co. Ltd. 1,960 57,721
Daiwa House Industry Co. Ltd. 1,694 46,163
Hirose Electric Co. Ltd. 94 10,521
Hitachi Ltd. 2,798 175,091
Hulic Co. Ltd. 1,090 9,911
Common Stocks (continued)
Issuer Shares Value ($)
ITOCHU Corp. 3,741 132,724
JFE Holdings, Inc. 1,499 20,632
KDDI Corp. 4,577 135,607
Kirin Holdings Co. Ltd. 2,427 33,966
Komatsu Ltd. 2,757 63,043
Kyowa Kirin Co. Ltd. 776 12,082
Marubeni Corp. 4,740 68,168
Mitsubishi Chemical Group Corp. 3,907 21,879
Mitsubishi Corp. 3,708 170,287
Mitsubishi HC Capital, Inc. 2,353 15,365
Mitsui & Co. Ltd. 4,198 150,157
Mizuho Financial Group, Inc. 7,374 123,943
MS&AD Insurance Group Holdings, Inc. 1,245 45,157
NEC Corp. 752 35,776
Nippon Sanso Holdings Corp. 506 12,599
Nitto Denko Corp. 433 27,685
Nomura Real Estate Holdings, Inc. 335 7,753
Ono Pharmaceutical Co. Ltd. 1,106 18,999
Osaka Gas Co. Ltd. 1,103 20,699
Otsuka Corp. 347 13,800
Otsuka Holdings Co. Ltd. 1,302 43,416
SoftBank Corp. 8,848 99,613
Sompo Holdings, Inc. 896 38,498
Sumitomo Corp. 3,441 66,766
Sumitomo Mitsui Financial Group, Inc. 3,962 188,885
Sumitomo Realty & Development Co. Ltd. 831 20,599
Suntory Beverage & Food Ltd. 393 11,620
Toho Co. Ltd. 330 11,180
Tokio Marine Holdings, Inc. 5,413 119,487
Toyota Tsusho Corp. 605 31,583
Trend Micro, Inc. 406 15,125
Yamaha Motor Co. Ltd. 898 21,566
Total 2,283,638
Netherlands  6.6%
Koninklijke Ahold Delhaize NV 3,028 89,617
Randstad NV 340 17,552
Shell PLC 9,892 317,670
Total 424,839
Norway  2.8%
Aker BP ASA 962 27,650
DNB Bank ASA 2,790 50,272
Equinor ASA 2,503 83,895
Telenor ASA 1,988 20,313
Total 182,130
Spain  1.5%
Enagas SA 716 11,954
Endesa SA 999 18,759
Telefonica SA 16,430 63,318
Total 94,031
Sweden  6.3%
H & M Hennes & Mauritz AB Class B 1,845 24,655
Hexagon AB Class B 6,635 53,863
Holmen AB Class B 286 10,769
Sandvik AB 3,294 55,899
Skandinaviska Enskilda Banken AB Class A 4,880 54,292
SKF AB Class B 1,110 17,893
Svenska Handelsbanken AB Class A 4,609 39,190
Tele2 AB Class B 1,676 11,872
Telefonaktiebolaget LM Ericsson Class B 9,186 41,117
Volvo AB Class B 4,709 93,104
Total 402,654

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 15
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Switzerland  1.3%
Kuehne + Nagel International AG 157 42,180
Logitech International SA 515 40,270
Total 82,450
United Kingdom  7.4%
Ashtead Group PLC 1,354 77,287
BP PLC 49,303 300,688
Lloyds Banking Group PLC 198,230 96,072
Total 474,047
Total Common Stocks
(Cost $6,434,358) 6,368,663
Money Market Funds 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.261%
(b)
12,931 12,931
Total Money Market Funds
(Cost $12,931) 12,931
Total Investments in Securities
(Cost $6,447,289) 6,381,594
Other Assets & Liabilities, Net 47,977
Net Assets 6,429,571
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At
October 31, 2023, the total value of these securities amounted to $28,632, which represents 0.45% of total net assets.
(b) The rate shown is the seven-day current annualized yield at October 31, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Annual Report 2023
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 54,772 – – 54,772
Belgium 23,721 – – 23,721
Brazil 16,761 – – 16,761
Burkina Faso 11,861 – – 11,861
Denmark 137,484 – – 137,484
Finland 122,278 – – 122,278
France 393,212 – – 393,212
Germany 1,354,297 – – 1,354,297
Hong Kong 132,358 – – 132,358
Israel 27,617 – – 27,617
Italy 150,513 – – 150,513
Japan 2,283,638 – – 2,283,638
Netherlands 424,839 – – 424,839
Norway 182,130 – – 182,130
Spain 94,031 – – 94,031
Sweden 402,654 – – 402,654
Switzerland 82,450 – – 82,450
United Kingdom 474,047 – – 474,047
Total Common Stocks 6,368,663 – – 6,368,663
Money Market Funds 12,931 – – 12,931
Total Investments in Securities 6,381,594 – – 6,381,594
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia U.S. ESG Equity Income ETF
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 17
Common Stocks 98.9%
Issuer Shares Value ($)
Communication Services  6.9%
Diversified Telecommunication Services 3.1%
Verizon Communications, Inc. 39,102 1,373,653
Media 3.8%
Comcast Corp. Class A 37,993 1,568,731
Fox Corp. Class A 2,320 70,505
Sirius XM Holdings, Inc. 6,007 25,710
Total 1,664,946
Total Communication Services 3,038,599
Consumer Discretionary  5.9%
Automobile Components 0.2%
BorgWarner, Inc. 2,174 80,221
Hotels, Restaurants & Leisure 0.2%
Vail Resorts, Inc. 355 75,349
Household Durables 0.5%
Lennar Corp. Class A 2,297 245,044
Specialty Retail 5.0%
Best Buy Co., Inc. 1,806 120,677
Dick's Sporting Goods, Inc. 563 60,213
Home Depot, Inc. (The) 6,391 1,819,453
Tractor Supply Co. 1,009 194,293
Total 2,194,636
Total Consumer Discretionary 2,595,250
Consumer Staples  14.2%
Beverages 10.5%
Coca-Cola Co. (The) 34,509 1,949,413
Constellation Brands, Inc. Class A 1,568 367,147
Keurig Dr Pepper, Inc. 9,224 279,764
Molson Coors Beverage Co. Class B 1,796 103,755
PepsiCo, Inc. 11,721 1,913,805
Total 4,613,884
Consumer Staples Distribution 1.8%
Kroger Co. (The) 6,624 300,531
Target Corp. 4,281 474,292
Total 774,823
Food Products 1.9%
General Mills, Inc. 5,388 351,513
Hershey Co. (The) 1,391 260,604
JM Smucker Co. (The) 925 105,302
Kellanova 2,653 133,897
WK Kellogg Co.
(a)
663 6,643
Total 857,959
Total Consumer Staples 6,246,666
Energy  15.0%
Energy Equipment & Services 2.4%
Halliburton Co. 8,328 327,623
Schlumberger NV 13,192 734,267
Total 1,061,890
Oil, Gas & Consumable Fuels 12.6%
Chevron Corp. 13,093 1,908,043
ConocoPhillips 11,128 1,322,007
Kinder Morgan, Inc. 18,079 292,880
Marathon Petroleum Corp. 3,713 561,591
Occidental Petroleum Corp. 8,205 507,151
Ovintiv, Inc. 1,933 92,784
Phillips 66 4,133 471,451
Williams Cos., Inc. (The) 11,272 387,757
Total 5,543,664
Total Energy 6,605,554
Financials  10.0%
Banks 1.1%
Regions Financial Corp. 8,706 126,498
Common Stocks (continued)
Issuer Shares Value ($)
Truist Financial Corp. 12,354 350,360
Total 476,858
Capital Markets 5.8%
Bank of New York Mellon Corp. (The) 7,228 307,190
Charles Schwab Corp. (The) 15,427 802,821
CME Group, Inc. 3,331 711,035
Intercontinental Exchange, Inc. 5,160 554,390
Raymond James Financial, Inc. 1,756 167,593
Total 2,543,029
Insurance 3.1%
Aflac, Inc. 4,984 389,300
American International Group, Inc. 6,613 405,443
Hartford Financial Services Group, Inc. (The) 2,833 208,084
Principal Financial Group, Inc. 2,236 151,333
Willis Towers Watson PLC 971 229,049
Total 1,383,209
Total Financials 4,403,096
Health Care  10.7%
Biotechnology 2.9%
Amgen, Inc. 4,965 1,269,550
Health Care Equipment & Supplies 0.1%
DENTSPLY SIRONA, Inc. 1,950 59,300
Health Care Providers & Services 7.7%
Cencora, Inc. 1,558 288,464
Cigna Group (The) 2,702 835,458
UnitedHealth Group, Inc. 4,234 2,267,561
Total 3,391,483
Total Health Care 4,720,333
Industrials  8.5%
Aerospace & Defense 0.7%
L3Harris Technologies, Inc. 1,750 313,968
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 1,068 87,394
Expeditors International of Washington, Inc. 1,367 149,345
Total 236,739
Building Products 1.7%
A O Smith Corp. 1,139 79,456
Allegion PLC 812 79,868
Fortune Brands Innovations, Inc. 1,174 65,509
Johnson Controls International PLC 6,285 308,091
Lennox International, Inc. 296 109,680
Owens Corning 829 93,984
Total 736,588
Electrical Equipment 1.4%
Emerson Electric Co. 5,298 471,363
Hubbell, Inc. 497 134,240
Total 605,603
Machinery 2.2%
Cummins, Inc. 1,295 280,109
IDEX Corp. 702 134,370
Nordson Corp. 475 100,980
Parker-Hannifin Corp. 1,187 437,896
Total 953,355
Professional Services 2.0%
Automatic Data Processing, Inc. 3,814 832,291
Robert Half, Inc. 968 72,377
Total 904,668
Total Industrials 3,750,921
Information Technology  18.2%
Electronic Equipment, Instruments & Components 0.6%
CDW Corp. 1,244 249,298

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Annual Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 3.5%
Cognizant Technology Solutions Corp. Class
A 4,693 302,558
International Business Machines Corp. 8,469 1,224,956
Total 1,527,514
Semiconductors & Semiconductor Equipment 14.1%
Analog Devices, Inc. 4,688 737,563
Broadcom, Inc. 2,529 2,127,825
KLA Corp. 1,269 596,049
Lam Research Corp. 1,224 719,981
Microchip Technology, Inc. 4,958 353,456
NXP Semiconductors NV 2,395 412,970
QUALCOMM, Inc. 10,372 1,130,444
Skyworks Solutions, Inc. 1,478 128,202
Total 6,206,490
Total Information Technology 7,983,302
Materials  1.5%
Chemicals 0.2%
Mosaic Co. (The) 3,071 99,746
Containers & Packaging 0.5%
Avery Dennison Corp. 738 128,464
Westrock Co. 2,339 84,040
Total 212,504
Metals & Mining 0.8%
Nucor Corp. 2,298 339,621
Total Materials 651,871
Utilities  8.0%
Electric Utilities 4.2%
Alliant Energy Corp. 2,347 114,510
American Electric Power Co., Inc. 4,790 361,836
Edison International 3,563 224,683
Entergy Corp. 1,958 187,165
Evergy, Inc. 2,106 103,489
Eversource Energy 3,235 174,011
Exelon Corp. 9,235 359,611
Common Stocks (continued)
Issuer Shares Value ($)
Xcel Energy, Inc. 5,125 303,759
Total 1,829,064
Gas Utilities 0.4%
Atmos Energy Corp. 1,377 148,248
UGI Corp. 1,936 40,269
Total 188,517
Multi-Utilities 2.9%
Ameren Corp. 2,432 184,127
Consolidated Edison, Inc. 3,204 281,279
DTE Energy Co. 1,905 183,604
NiSource, Inc. 3,829 96,337
Public Service Enterprise Group, Inc. 4,637 285,871
WEC Energy Group, Inc. 2,930 238,473
Total 1,269,691
Water Utilities 0.5%
American Water Works Co., Inc. 1,807 212,593
Total Utilities 3,499,865
Total Common Stocks
(Cost $42,090,454) 43,495,457
Exchange-Traded Equity Funds 0.7%
Issuer Shares Value ($)
Financials  0.7%
Financial Select Sector SPDR Fund 9,363 302,987
Total Exchange-Traded Equity Funds
(Cost $295,095) 302,987
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.261%
(b)
162,794 162,794
Total Money Market Funds
(Cost $162,794) 162,794
Total Investments in Securities
(Cost $42,548,343) 43,961,238
Other Assets & Liabilities, Net 20,882
Net Assets 43,982,120
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 19
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 3,038,599 – – 3,038,599
Consumer Discretionary 2,595,250 – – 2,595,250
Consumer Staples 6,246,666 – – 6,246,666
Energy 6,605,554 – – 6,605,554
Financials 4,403,096 – – 4,403,096
Health Care 4,720,333 – – 4,720,333
Industrials 3,750,921 – – 3,750,921
Information Technology 7,983,302 – – 7,983,302
Materials 651,871 – – 651,871
Utilities 3,499,865 – – 3,499,865
Total Common Stocks 43,495,457 – – 43,495,457
Exchange-Traded Equity Funds 302,987 – – 302,987
Money Market Funds 162,794 – – 162,794
Total Investments in Securities 43,961,238 – – 43,961,238
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Annual Report 2023
Columbia International
ESG Equity Income
ETF
Columbia U.S. ESG
Equity Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,447,289 and $42,548,343, respectively) $6,381,594 $43,961,238
Foreign currency (cost $587 and $–) 588 –
Receivable for:
Dividends 27,307 42,019
Reclaims receivable 22,589 –
Total assets 6,432,078 44,003,257
Liabilities
Payable for:
Investment management fees 2,507 13,235
Investments purchased – 7,902
Total liabilities 2,507 21,137
Net assets applicable to outstanding capital stock $6,429,571 $43,982,120
Represented by:
Paid-in capital $7,132,200 $43,658,105
Total distributable earnings (loss) (702,629) 324,015
Total - representing net assets applicable to outstanding capital stock $6,429,571 $43,982,120
Shares outstanding 250,000 1,200,000
Net asset value per share $25.72 $36.65

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 21
Columbia International
ESG Equity Income
ETF
Columbia U.S. ESG
Equity Income ETF
Investment Income:
Dividends - unaffiliated issuers $272,879 $1,363,021
Foreign taxes withheld (37,567) (1,485)
Total income 235,312 1,361,536
Expenses:
Investment management fees 29,536 162,960
Overdraft expense 2 20
Total expenses 29,538 162,980
Net Investment Income 205,774 1,198,556
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 1,165,778 953,848
In-kind transactions - unaffiliated issuers – 1,090,266
Foreign currency translations (6,192) –
Net realized gain 1,159,586 2,044,114
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (227,890) (1,629,677)
Foreign currency translations 771 –
Net change in unrealized depreciation (227,119) (1,629,677)
Net realized and unrealized gain 932,467 414,437
Net Increase in net assets resulting from operations $1,138,241 $1,612,993

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Strategic Beta ETFs | Annual Report 2023
Columbia International ESG Equity
Income ETF Columbia U.S. ESG Equity Income ETF
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income $205,774 $189,359 $1,198,556 $728,029
Net realized gain (loss) 1,159,586 (999,466) 2,044,114 (1,906,661)
Net change in unrealized appreciation (depreciation) (227,119) (88,561) (1,629,677) 2,400,148
Net increase (decrease) in net assets resulting from operations 1,138,241 (898,668) 1,612,993 1,221,516
Distributions to shareholders
Net investment income and net realized gains (205,611) (205,543) (1,186,601) (808,579)
Shareholder transactions
Proceeds from shares sold – 1,212,245 13,134,119 35,848,578
Cost of shares redeemed – – (9,489,052) (1,895,913)
Net increase in net assets resulting from shareholder
transactions – 1,212,245 3,645,067 33,952,665
Increase in net assets 932,630 108,034 4,071,459 34,365,602
Net Assets:
Net assets beginning of year 5,496,941 5,388,907 39,910,661 5,545,059
Net assets at end of year $6,429,571 $5,496,941 $43,982,120 $39,910,661
Capital stock activity
Shares outstanding, beginning of year 250,000 200,000 1,100,000 150,000
Shares sold – 50,000 350,000 1,000,000
Shares redeemed – – (250,000) (50,000)
Shares outstanding, end of year 250,000 250,000 1,200,000 1,100,000

FINANCIAL HIGHLIGHTS
Columbia International ESG Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of year $21.99 $26.94 $21.08 $25.78 $26.68
Income (loss) from investment operations:
Net investment income 0.82 0.90 0.82 0.70 0.87
Net realized and unrealized gain (loss) 3.73 (4.85) 5.83 (4.71) 0.50
Total from investment operations 4.55 (3.95) 6.65 (4.01) 1.37
Less distributions to shareholders:
Net investment income (0.82) (1.00) (0.79) (0.69) (1.01)
Net realized gains – – – – (1.26)
Total distribution to shareholders (0.82) (1.00) (0.79) (0.69) (2.27)
Net asset value, end of year $25.72 $21.99 $26.94 $21.08 $25.78
Total Return at NAV 20.70% (14.97)% 31.60% (15.68)% 6.05%
Total Return at Market Price 21.46% (15.76)% 32.24% (15.02)% 8.74%
Ratios to average net assets:
Total gross expenses
(a)
0.45%
(b)
0.45% 0.45%
(b)
0.45%
(b)
0.45%
(b)
Total net expenses
(a)(c)
0.45%
(b)
0.45% 0.45%
(b)
0.45%
(b)
0.45%
(b)
Net investment income 3.14% 3.60% 3.07% 3.08% 3.43%
Supplemental data
Net assets, end of
year
(in thousands) $6,430 $5,497 $5,389 $4,217 $5,157
Portfolio turnover 156% 177% 90% 98% 76%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. ESG Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Strategic Beta ETFs | Annual Report 2023
Year Ended October 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of year $36.28 $36.97 $25.42 $28.60 $28.25
Income (loss) from investment operations:
Net investment income 0.97 1.00 0.86 0.78 0.80
Net realized and unrealized gain (loss) 0.38 (0.57)
(a)
11.53 (3.15) 1.44
Total from investment operations 1.35 0.43 12.39 (2.37) 2.24
Less distributions to shareholders:
Net investment income (0.98) (0.88) (0.84) (0.74) (0.78)
Net realized gains – (0.24) – (0.07) (1.11)
Total distribution to shareholders (0.98) (1.12) (0.84) (0.81) (1.89)
Net asset value, end of year $36.65 $36.28 $36.97 $25.42 $28.60
Total Return at NAV 3.72% 1.22% 49.08% (8.18)% 9.19%
Total Return at Market Price 3.29% 1.27% 50.13% (8.64)% 9.04%
Ratios to average net assets:
Total gross expenses
(b)
0.35%
(c)
0.35%
(c)
0.35% 0.35% 0.35%
(c)
Total net expenses
(b)(d)
0.35%
(c)
0.35%
(c)
0.35% 0.35% 0.35%
(c)
Net investment income 2.57% 2.73% 2.55% 2.98% 2.94%
Supplemental data
Net assets, end of
year
(in thousands) $43,982 $39,911 $5,545 $5,084 $4,291
Portfolio turnover 90% 167% 77% 77% 56%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 25
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia International ESG Equity Income ETF and Columbia U.S. ESG Equity Income ETF. Each
Fund is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
26 Strategic Beta ETFs | Annual Report 2023
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 27
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
28 Strategic Beta ETFs | Annual Report 2023
on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions from investments, capital loss carryforwards, reversal of capital gains (losses) on a redemption-in-kind, foreign currency transactions and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund
Effective investment
management
fee rate (%)
Columbia International ESG Equity Income ETF 0.45
Columbia U.S. ESG Equity Income ETF 0.35
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia International ESG Equity Income ETF 30,913 (30,913) -
Columbia U.S. ESG Equity Income ETF (22,258) (940,944) 963,202

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 29
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2023, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2023, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Year Ended October 31, 2023 Year Ended October 31, 2022
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia International ESG Equity Income ETF 205,611 - 205,611 205,543 - 205,543
Columbia U.S. ESG Equity Income ETF 1,186,601 - 1,186,601 808,579 - 808,579
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International ESG Equity Income ETF 66,576 - (694,434) (74,771)
Columbia U.S. ESG Equity Income ETF 31,000 - (708,673) 1,001,688
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International ESG Equity Income ETF 6,456,365 350,300 (425,071) (74,771)
Columbia U.S. ESG Equity Income ETF 42,959,550 2,942,917 (1,941,229) 1,001,688
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
Columbia International ESG Equity Income ETF - 694,434 694,434 (1,118,379)
Columbia U.S. ESG Equity Income ETF 419,408 289,265 708,673 (857,813)
Fund Purchases ($)
Proceeds from
sales ($)
Columbia International ESG Equity Income ETF 10,022,258 10,041,782
Columbia U.S. ESG Equity Income ETF 41,801,810 41,999,313

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
30 Strategic Beta ETFs | Annual Report 2023
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2023, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended October 31, 2023, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the year ended October 31, 2023.
Note 8. Significant risks
Environmental, social and governance investment research tools risk
The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment
Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ, and such data may be based on proprietary research based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The
Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors.
Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index.
Funds Contributions ($)
Columbia International ESG Equity Income ETF -
Columbia U.S. ESG Equity Income ETF 13,101,206
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia International ESG Equity Income ETF - - -
Columbia U.S. ESG Equity Income ETF 8,191,129 9,281,395 1,090,266

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 31
The inability to assign an ESGM Rating to such companies may also affect the relative ESGM Ratings, and therefore the eligibility for inclusion in the Index, of companies that are assigned ESGM Ratings.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia International ESG Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries.  Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia International ESG Equity Income ETF may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region.
Columbia International ESG Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price
Europe.
Columbia International ESG Equity Income ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole.
As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK)
from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan.
Columbia International ESG Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
32 Strategic Beta ETFs | Annual Report 2023
commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Industrials sector risk
Columbia International ESG Equity Income ETF is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 33
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

34 Strategic Beta ETFs | Annual Report 2023
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia International ESG Equity Income ETF and
Columbia U.S. ESG Equity Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia International ESG Equity Income ETF and Columbia U.S. ESG Equity Income (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian and broker; when a reply was not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 35
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2023 . Shareholders will be notiﬁed in early 2024 of the amounts for use in preparing 2023 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Foreign Tax Credit
The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Fund DRD QDI
Columbia International ESG Equity Income ETF 0.00% 79.28%
Columbia U.S. ESG Equity Income ETF 100.00% 100.00%
Columbia International ESG Equity Income ETF
Foreign Taxes Paid $37,567
Foreign Taxes Paid Per Share 0.15
Foreign Source Income 271,630
Foreign Source Income Per Share 1.09

TRUSTEES AND OFFICERS
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2023
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
170 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue and
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
170 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since
2023;Trustee
since 2007
President, Springboard - Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
170 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee), since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee)
(financial services),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
170 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council since January 2020;
Adjunct Professor of Finance, Bentley
University, since January 2018; Consultant
to Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
168 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios, (former
mutual fund complex),
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to Independent Trustees of
CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
168 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), 2004-2019;
former Director, Boston
Public Library Foundation,
2008-2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor Emeritus of Economics and
Management, Bentley University, since
2023; Professor of Economics and
Management, Bentley University, 1976-
2023; Dean, McCallum Graduate School of
Business, Bentley University, 1992-2002
170 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
170 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since
1996
Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
170 Director, SpartanNash
Company since November
2013 (Chair of the Board,
since May 2021) (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007-2010; Director, Wellington Trust
Company, NA and other Wellington affiliates,
1997-2010
168 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 39
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
168 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2004
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
170 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
168 Independent Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2010-2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director (Investment
Committee), Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2023
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
170 Former Director, NAPE
(National Alliance for
Partnerships in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, since
2022
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021; Co-President and
Principal Executive Officer, Columbia Acorn/
Wanger Funds, since July 2021
170
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022; Director,
Columbia Threadneedle
Canada, Inc., since
December 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 41
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Funds as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is President and Principal Executive
Officer, the Funds' other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and North America Head of Operations & Investor Services,
Columbia Management Investment Advisers, LLC, since June 2023 (previously
Senior Vice President and Head of Global Operations & Investor Services, March
2022 - June 2023, Vice President, Head of North America Operations, and Co-Head
of Global Operations, June 2019 - February 2022 and Vice President – Accounting
and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust Company, since June 2023.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc., since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2023
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010;
Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC, since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5903 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; Director (since January 2007) and President
(since October 2014), Columbia Management Investment Services Corp.; Director
(since December 2017) and President (since January 2017), Ameriprise Trust
Company.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 43
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia International ESG Equity Income ETF and Columbia U.S. ESG
Equity Income ETF (each, a Fund and collectively, the Funds). Under an investment management services agreement (the
IMS Agreement), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June
2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement for each Fund.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement for each Fund. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement for each Fund.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2023
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and each Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Funds and (iv) index tracking error data of each Fund. The Board observed that each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement for each
Fund.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 45
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS
Agreement for each Fund.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Annual Report 2023 47
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN271_10_N01_(12/23)
CET001940
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2023
Columbia Diversified Fixed Income Allocation ETF

Strategic Beta ETFs | Annual Report 2023

Fund at a Glance 3
Manager Discussion of Fund Performance 6
Understanding Your Fund’s Expenses 8
Portfolio of Investments 9
Statement of Assets and Liabilities 22
Statement of Operations 23
Statement of Changes in Net Assets 24
Financial Highlights 25
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 34
Trustees and Officers 35
Approval of Investment Management Services Agreement 42
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
Columbia Diversified Fixed Income Allocation ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six segments, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six segments of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year 5 Years Life
Market Price 10/12/17 2.22 0.51 -0.05
Net Asset Value 10/12/17 2.10 0.45 -0.07
{
Beta Advantage®
}
Multi-Sector Bond Index 2.53 0.54 0.04
Bloomberg U.S. Aggregate Bond Index 0.36 -0.06 -0.38

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (October 12, 2017 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.

FUND AT A GLANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 5
Quality breakdown (%) (at October 31, 2023)
AA rating 31.8
BBB rating 20.3
BB rating 19.3
B rating 12.2
Not rated 16.4
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at October 31, 2023 )
Corporate Bonds 41.4
Foreign Government Obligations 25.2
Residential Mortgage-Backed Securities - Agency 13.5
Treasury Bills 7.7
U.S. Treasury Obligations 8.8
Money Market Funds 3.4
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2023
For the 12-month period that ended October 31, 2023, Columbia Diversified Fixed Income Allocation ETF returned 2.10%
based on net asset value (NAV) and 2.22% based on market price. The Beta Advantage
®
Multi-Sector Bond Index (the
Index), against which the performance of the Fund is measured, returned 2.53% during the same period. To compare, the
Bloomberg U.S. Aggregate Bond Index returned 0.36% for the same period.
The Fund had an NAV of $16.80 on October 31, 2022 and ended the annual period on October 31, 2023 with an NAV of
$16.50. The Fund’s market price on October 31, 2023 was $16.52 per share.
Market overview
As the annual period began in the last two months of 2022, bonds performed well. Signs that inflation may have peaked, along with slightly less hawkish commentary from U.S. Federal Reserve (Fed) officials, raised hopes the Fed may be approaching the end of its series of sharp interest rate hikes. (Hawkish tends to suggest higher interest rates; opposite of dovish.) The Fed raised the federal funds target rate by 75 basis points in November and another 50 basis points in
December. (A basis point is 1/100th of a percentage point.) The U.S. bond market continued to rally in January 2023, but sentiment reversed course in February as fresh economic data showed that prices did not decelerate as much as expected and many more jobs had been created to start the new year, both of which served as red flags for the Fed. As the market accepted that the Fed might still have a way to go in its tightening cycle, U.S. Treasury yields climbed and credit spreads widened. Rate expectations took another turn in mid-March following clear signs of stress in the banking sector. Yields tumbled across the U.S. Treasury curve, or spectrum of maturities, when regulators shut down two U.S.
regional banks. The Fed looked through this financial sector instability and hiked interest rates for a ninth time in this cycle.
Led by a recovery from the indiscriminate sell-off in March, April 2023 saw all major credit sectors generate positive returns. Then, as widely anticipated, the Fed raised the federal funds target 25 basis points in May. May was also highlighted by the potential of a U.S. federal debt crisis, though a deal was ultimately made, suspending the debt ceiling until January 2025. In mid-June, the Fed opted out of a rate increase for the first time in ten consecutive meetings. The
Fed, however, released updated forecasts indicating there may be further rate hikes coming. As a result, U.S. Treasury yields moved higher, and the yield curve became more inverted, meaning shorter-term yields moved even higher compared to longer maturity yields. The U.S. fixed-income market delivered mostly negative returns for the last four months of the annual period. As expected, the Fed raised interest rates by 25 basis points at its July meeting but then left the federal funds target rate unchanged at a range of 5.25%-5.50% in September. Of greater interest to the U.S.
fixed-income market were the Fed policymakers’ expectations for only two interest rate cuts in 2024, due to resilience in the economy and labor market. Notably, August witnessed the U.S. government’s second-ever credit downgrade, when independent rating agency Fitch lowered its rating from AAA to AA+, noting the high U.S. debt to Gross Domestic Product ratio. The U.S. Treasury’s ensuing announcement of its higher than expected borrowing intentions during the coming months ignited a dramatic sell-off in longer dated U.S. Treasuries. A convergence of concerns about U.S. federal deficits, resilient U.S. economic growth, hawkish foreign central banks, a looming U.S. government shutdown and outbreak of war in the Middle East roiled the markets through the end of the annual period. Yields on the benchmark 10-year U.S.
Treasury briefly topped 5% in October for the first time since 2007, and riskier sectors, which had seemed impervious to the tightening of financing conditions given the more optimistic economic growth outlook, began to sell off.
For the annual period overall, U.S. Treasury yields rose significantly across the yield curve, and the yield curve remained inverted virtually throughout. Securitized assets, including mortgage-backed securities and asset-based securities, also generated negative absolute returns. Most other spread, or non-government bond, sectors, posted positive absolute returns, led by emerging markets debt and U.S. high-yield corporate bonds. U.S. investment-grade corporate bonds and Treasury inflation-protected securities generated more modest positive absolute returns for the annual period. As a whole, the global fixed-income market, as measured by the Bloomberg Global Aggregate Index, outperformed the U.S.
fixed-income market, as measured by the Bloomberg U.S. Aggregate Bond Index during the annual period.
The Fund’s notable detractors during the period
Having more duration exposure to non-U.S. developed fixed-income markets, which are not held in the Bloomberg U.S.
Aggregate Bond Index, detracted from the Index’s relative results, as sovereign debt yields rose during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 7
Having an underweight to U.S. investment-grade corporate debt relative to the Bloomberg U.S. Aggregate Bond Index, hurt the Index’s relative results, as spreads in that sector tightened and prices rose.
Holdings in longer term, higher yielding U.S. agency mortgage-backed securities detracted from the Index’s relative results, as spreads were disproportionately affected by higher rates and elevated interest rate volatility.
The Fund’s notable contributors during the period
Having greater exposure than the Bloomberg U.S. Aggregate Bond Index to credit sectors, especially emerging markets debt and U.S. high-yield corporate debt, boosted the Index’s relative results most, as credit spreads tightened and prices rose during the annual period.
Having less duration exposure to the U.S. fixed-income market than the Bloomberg U.S. Aggregate Bond Index contributed positively to the Index’s relative results given that U.S. Treasury yields climbed during the annual period.
Having exposure to global non-U.S. dollar-denominated sovereign debt added value to the Index’s results relative to the Bloomberg U.S. Aggregate Bond Index, as the U.S. dollar depreciated in value during the annual period and the
Bloomberg U.S. Aggregate Bond Index holds only U.S. dollar-denominated bonds.
Fixed income securities involve interest rate, credit, inflation, illiquidity and reinvestment risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling” approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. In addition to the multi-sector bond strategies employed, the Fund may invest in other securities, including private placements. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Foreign currency risks involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2023
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2023 — October 31, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 942.30 1,023.79 1.37 1.43 0.28

PORTFOLIO OF INVESTMENTS
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 9
Corporate Bonds   46.1%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.5%
Bombardier, Inc.
7.125%, 06/15/26
(a)
550,000 529,280
7.875%, 04/15/27
(a)
700,000 674,001
L3Harris Technologies, Inc.
5.400%, 07/31/33 250,000 233,554
Rolls-Royce PLC
5.750%, 10/15/27
(a)
440,000 417,059
RTX Corp.
5.150%, 02/27/33 350,000 322,711
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
305,000 313,317
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 394,133
Textron, Inc.
3.000%, 06/01/30 86,000 70,871
3.900%, 09/17/29 23,000 20,457
TransDigm , Inc.
6.250%, 03/15/26
(a)
2,271,000 2,220,470
Total 5,195,853
Airlines 1.4%
Air Canada
3.875%, 08/15/26
(a)
407,000 370,509
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
641,667 623,950
5.750%, 04/20/29
(a)
1,568,000 1,414,351
Delta Air Lines, Inc.
7.375%, 01/15/26 672,000 678,798
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
545,000 402,584
Southwest Airlines Co.
2.625%, 02/10/30 50,000 40,345
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 94,869
4.625%, 04/15/29
(a)
1,470,000 1,242,807
Total 4,868,213
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 167,000 136,310
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 79,317
Total 215,627
Automotive 0.8%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
240,000 190,321
Aptiv PLC
4.350%, 03/15/29 100,000 92,777
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
361,000 353,033
Ford Motor Co.
3.250%, 02/12/32 1,232,000 928,595
General Motors Co.
5.600%, 10/15/32 300,000 273,863
General Motors Financial Co., Inc.
3.600%, 06/21/30 18,000 14,839
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 346,000 297,924
Lear Corp.
4.250%, 05/15/29 100,000 89,416
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tenneco, Inc.
8.000%, 11/17/28
(a)
500,000 401,250
Total 2,642,018
Banking 1.7%
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 441,491
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(b)
250,000 180,996
Barclays
6.224%, 05/09/34 700,000 641,225
Capital One Financial Corp.
5.817%, 02/01/34 446,000 389,332
Citigroup, Inc.
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
500,000 466,310
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 51,761
Deutsche Bank AG/New York NY
3.729%, 01/14/32 550,000 398,993
Fifth Third Bancorp
4.772%, 07/28/30 302,000 267,549
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
740,000 611,933
Huntington Bancshares, Inc.
2.487%, 08/15/36 198,000 133,986
KeyCorp
Series MTN, 2.550%, 10/01/29 138,000 103,204
Lloyds Banking Group PLC
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 202,728
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
276,000 195,677
5.297%, 04/20/37 341,000 296,099
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 163,725
Synchrony Financial
5.150%, 03/19/29 85,000 73,386
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
802,000 658,271
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(a),(b)
200,000 185,769
Westpac Banking Corp.
2.668%, 11/15/35 557,000 405,345
Total 5,867,780
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 82,984
CI Financial Corp.
3.200%, 12/17/30 78,000 56,927
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 187,477
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
350,000 280,237
Nasdaq, Inc.
1.650%, 01/15/31 123,000 90,870

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 234,026
Total 932,521
Building Materials 0.6%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
565,000 449,758
Martin Marietta Materials, Inc.
2.400%, 07/15/31 200,000 153,273
Masco Corp.
2.000%, 02/15/31 345,000 258,649
Owens Corning
3.875%, 06/01/30 200,000 172,516
Standard Industries, Inc.
3.375%, 01/15/31
(a)
344,000 260,209
4.375%, 07/15/30
(a)
822,000 672,486
Total 1,966,891
Cable and Satellite 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,000,000 778,085
4.750%, 03/01/30
(a)
998,000 823,470
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 500,000 414,230
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
730,000 679,535
CSC Holdings LLC
4.500%, 11/15/31
(a)
1,142,000 754,394
6.500%, 02/01/29
(a)
270,000 213,211
DISH DBS Corp.
5.250%, 12/01/26
(a)
1,572,000 1,270,002
5.750%, 12/01/28
(a)
1,117,000 798,576
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,107,000 974,194
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
323,000 292,456
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
29,000 26,627
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 176,178
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
240,000 190,551
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
450,000 398,421
VZ Secured Financing BV
5.000%, 01/15/32
(a)
425,000 322,952
Ziggo BV
4.875%, 01/15/30
(a)
350,000 279,918
Total 8,392,800
Chemicals 0.4%
Celanese US Holdings LLC
6.379%, 07/15/32 250,000 234,893
Dow Chemical Co. (The)
4.800%, 11/30/28 244,000 233,205
FMC Corp.
3.450%, 10/01/29 46,000 38,089
Huntsman International LLC
2.950%, 06/15/31 50,000 37,978
LYB International Finance III LLC
2.250%, 10/01/30 100,000 77,219
NewMarket Corp.
2.700%, 03/18/31 26,000 19,926
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sherwin-Williams Co. (The)
2.950%, 08/15/29 185,000 157,732
Tronox , Inc.
4.625%, 03/15/29
(a)
500,000 392,576
Westlake Corp.
3.375%, 06/15/30 114,000 94,734
Total 1,286,352
Construction Machinery 0.4%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 406,691
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
48,000 45,163
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
384,000 355,081
United Rentals North America, Inc.
3.875%, 02/15/31 560,000 460,075
Total 1,267,010
Consumer Cyclical Services 1.1%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 379,268
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
47,000 44,000
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 414,028
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
414,000 354,076
eBay, Inc.
2.600%, 05/10/31 316,000 246,514
Expedia Group, Inc.
2.950%, 03/15/31 46,000 36,131
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
802,000 709,188
5.750%, 04/15/26
(a)
175,000 169,846
Service Corp International
3.375%, 08/15/30 435,000 348,397
Uber Technologies, Inc.
4.500%, 08/15/29
(a)
688,000 607,128
8.000%, 11/01/26
(a)
500,000 503,762
Total 3,812,338
Consumer Products 0.2%
Coty, Inc.
5.000%, 04/15/26
(a)
300,000 287,365
Haleon US Capital LLC
3.625%, 03/24/32 500,000 416,308
Whirlpool Corp.
2.400%, 05/15/31 60,000 46,037
4.750%, 02/26/29 63,000 58,903
Total 808,613
Diversified Manufacturing 1.1%
Carlisle Cos., Inc.
2.750%, 03/01/30 250,000 202,138
Chart Industries, Inc.
7.500%, 01/01/30
(a)
750,000 736,891
Dover Corp.
2.950%, 11/04/29 80,000 68,756
Emerald Debt Merger Sub LLC
6.625%, 12/15/30
(a)
600,000 571,239
Flowserve Corp.
3.500%, 10/01/30 128,000 103,124
Regal Rexnord Corp.
6.400%, 04/15/33
(a)
250,000 229,670

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
614,000 558,947
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 262,239
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 360,522
7.250%, 06/15/28
(a)
857,000 852,360
Total 3,945,886
Electric 2.1%
AES Corp. (The)
2.450%, 01/15/31 100,000 75,155
Ameren Corp.
3.500%, 01/15/31 112,000 93,831
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 79,028
Avangrid , Inc.
3.800%, 06/01/29 29,000 25,483
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 677,349
5.125%, 03/15/28
(a)
395,000 353,511
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
555,000 434,649
4.750%, 03/15/28
(a)
126,000 112,849
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 373,429
Duke Energy Corp.
2.450%, 06/01/30 331,000 263,532
Entergy Corp.
2.400%, 06/15/31 380,000 288,761
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 142,335
Exelon Corp.
5.300%, 03/15/33 250,000 232,039
IPALCO Enterprises, Inc.
4.250%, 05/01/30 140,000 120,858
NextEra Energy Capital Holdings, Inc.
5.000%, 07/15/32 500,000 454,537
NRG Energy, Inc.
3.625%, 02/15/31
(a)
49,000 36,972
3.875%, 02/15/32
(a)
653,000 487,737
Pacific Gas and Electric Co.
2.500%, 02/01/31 178,000 131,968
4.550%, 07/01/30 165,000 142,805
PG&E Corp.
5.000%, 07/01/28 130,000 117,796
5.250%, 07/01/30 840,000 735,606
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 150,266
Southern Co. (The)
Series A, 3.700%, 04/30/30 342,000 296,535
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 750,476
5.625%, 02/15/27
(a)
187,000 175,989
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 149,571
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 269,418
Total 7,172,485
Environmental 0.1%
Republic Services, Inc.
2.375%, 03/15/33 305,000 227,596
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Finance Companies 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 1,158,000 898,016
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 84,000 63,915
Aon Corp.
2.800%, 05/15/30 296,000 241,503
First American Financial Corp.
4.000%, 05/15/30 100,000 83,208
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
420,000 382,579
GATX Corp.
4.700%, 04/01/29 86,000 79,286
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 340,598
OneMain Finance Corp.
4.000%, 09/15/30 500,000 366,224
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
565,000 520,485
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
201,000 155,378
Total 3,131,192
Food and Beverage 1.3%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
83,000 76,130
Campbell Soup Co.
2.375%, 04/24/30 49,000 38,806
Constellation Brands, Inc.
4.900%, 05/01/33 250,000 225,702
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
300,000 279,554
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 91,988
General Mills, Inc.
4.950%, 03/29/33 250,000 227,163
Ingredion, Inc.
2.900%, 06/01/30 55,000 45,134
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.750%, 03/15/34
(a)
500,000 467,772
Jbs USA Lux SA / Jbs USA Food Co. / Jbs USA Finance, Inc.
5.750%, 04/01/33 44,000 38,696
JM Smucker Co. (The)
2.375%, 03/15/30 65,000 51,877
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 300,833
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 297,451
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 33,363
2.500%, 04/15/30 129,000 103,346
Mondelez International, Inc.
2.750%, 04/13/30 187,000 153,832
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
767,000 717,671
Pilgrim's Pride Corp.
3.500%, 03/01/32 240,000 182,815
6.250%, 07/01/33 100,000 92,103
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,148,000 963,248

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sysco Corp.
5.950%, 04/01/30 95,000 94,275
Total 4,481,759
Foreign Agencies 1.6%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 1,846,000 1,398,688
Ecopetrol SA
6.875%, 04/29/30 44,000 39,607
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 1,830,000 1,631,855
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 857,891
Series REGS, 3.650%, 07/30/29 312,000 276,681
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 350,000 339,570
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 224,000 191,513
4.500%, 06/18/29 1,000,000 908,131
Total 5,643,936
Gaming 1.5%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
620,000 514,973
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
960,000 944,786
7.000%, 02/15/30
(a)
575,000 553,448
Caesars Resort Collection LLC / CRC Finco , Inc.
5.750%, 07/01/25
(a)
75,000 73,895
CDI Escrow Issuer, Inc.
5.750%, 04/01/30
(a)
650,000 581,766
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 167,695
Las Vegas Sands Corp.
3.500%, 08/18/26 360,000 331,175
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
861,000 684,322
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
460,000 329,653
VICI Properties LP
5.125%, 05/15/32 557,000 480,926
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
496,000 388,853
5.625%, 08/26/28
(a)
200,000 167,911
Total 5,219,403
Health Care 2.9%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 224,528
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
776,000 692,087
Bausch & Lomb Escrow Corp.
8.375%, 10/01/28
(a)
500,000 496,925
Baxter International, Inc.
2.539%, 02/01/32 518,000 388,117
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 228,332
Boston Scientific Corp.
2.650%, 06/01/30 59,000 48,519
Cencora , Inc.
2.700%, 03/15/31 200,000 158,379
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
83,000 67,807
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cigna Group (The)
2.400%, 03/15/30 240,000 193,737
5.400%, 03/15/33 100,000 94,512
CVS Health Corp.
5.250%, 02/21/33 600,000 553,243
DaVita, Inc.
3.750%, 02/15/31
(a)
1,306,000 939,305
4.625%, 06/01/30
(a)
508,000 398,283
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 525,000 507,912
HCA, Inc.
5.500%, 06/01/33 410,000 374,115
Hologic , Inc.
3.250%, 02/15/29
(a)
548,000 460,176
IQVIA, Inc.
5.000%, 05/15/27
(a)
525,000 494,958
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 64,099
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,507,254
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 119,320
Revvity , Inc.
3.300%, 09/15/29 40,000 34,092
Smith & Nephew PLC
2.032%, 10/14/30 76,000 57,179
Tenet Healthcare Corp.
4.875%, 01/01/26 1,317,000 1,263,489
6.125%, 06/15/30 485,000 449,864
6.250%, 02/01/27 21,000 20,173
Universal Health Services, Inc.
2.650%, 10/15/30 290,000 221,734
Total 10,058,139
Healthcare Insurance 0.3%
Centene Corp.
3.000%, 10/15/30 568,000 449,073
Elevance Health, Inc.
2.550%, 03/15/31 320,000 253,128
4.750%, 02/15/33 100,000 90,596
Humana, Inc.
2.150%, 02/03/32 226,000 166,477
Total 959,274
Healthcare REIT 0.3%
Healthpeak OP LLC
3.000%, 01/15/30 180,000 147,998
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 410,571
4.625%, 08/01/29 290,000 201,524
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 78,294
Physicians Realty LP
2.625%, 11/01/31 150,000 110,376
Ventas Realty LP
4.400%, 01/15/29 97,000 88,578
Welltower OP LLC
2.800%, 06/01/31 230,000 180,039
Total 1,217,380
Independent Energy 1.3%
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 509,574

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
500,000 503,589
8.750%, 07/01/31
(a)
500,000 504,865
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
675,000 577,115
6.750%, 03/01/29
(a)
84,000 76,515
Coterra Energy, Inc.
4.375%, 03/15/29 100,000 91,545
Devon Energy Corp.
4.500%, 01/15/30 194,000 172,714
Diamondback Energy, Inc.
3.500%, 12/01/29 76,000 66,522
6.250%, 03/15/33 250,000 246,719
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
17,000 16,317
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,109,000 992,775
Occidental Petroleum Corp.
6.625%, 09/01/30 142,000 142,522
Southwestern Energy Co.
4.750%, 02/01/32 853,000 733,549
Total 4,634,321
Integrated Energy 0.0%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
160,000 148,516
Leisure 1.3%
Carnival Corp.
4.000%, 08/01/28
(a)
1,120,000 974,857
5.750%, 03/01/27
(a)
34,000 30,347
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
630,000 671,763
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 608,040
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 267,449
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
755,000 736,877
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 460,253
Royal Caribbean Cruises Ltd.
9.250%, 01/15/29
(a)
453,000 473,521
11.500%, 06/01/25
(a)
388,000 410,392
Total 4,633,499
Life Insurance 0.3%
Athene Holding Ltd.
3.500%, 01/15/31 162,000 129,140
6.150%, 04/03/30 12,000 11,667
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 392,642
Globe Life, Inc.
2.150%, 08/15/30 200,000 152,481
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
420,000 356,008
Total 1,041,938
Lodging 0.3%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 157,087
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
951,000 751,701
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 284,000 255,955
Total 1,164,743
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 68,142
Media and Entertainment 1.6%
AMC Networks, Inc.
4.250%, 02/15/29 335,000 209,905
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
427,000 379,346
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 182,509
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
432,000 270,911
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 160,000 123,122
News Corp.
3.875%, 05/15/29
(a)
489,000 418,689
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
935,000 786,818
Paramount Global
4.950%, 01/15/31 31,000 25,885
ROBLOX Corp.
3.875%, 05/01/30
(a)
404,000 327,762
TEGNA, Inc.
4.625%, 03/15/28 50,000 43,309
5.000%, 09/15/29 901,000 756,520
Univision Communications, Inc.
4.500%, 05/01/29
(a)
876,000 696,526
6.625%, 06/01/27
(a)
290,000 264,888
Warnermedia Holdings, Inc.
4.279%, 03/15/32 1,280,000 1,060,967
Total 5,547,157
Media Cable 0.7%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,389,000 1,216,334
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
300,000 235,569
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,146,000 974,229
Total 2,426,132
Metals and Mining 0.6%
Arcelormittal SA
6.800%, 11/29/32 250,000 239,284
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
434,000 432,317
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
680,000 548,108
Newmont Corp.
2.250%, 10/01/30 174,000 136,105
Novelis Corp.
4.750%, 01/30/30
(a)
580,000 493,727
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 76,577
Steel Dynamics, Inc.
3.250%, 01/15/31 94,000 77,643
Vale Overseas Ltd.
3.750%, 07/08/30 34,000 28,611
Total 2,032,372

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Midstream 2.1%
Boardwalk Pipelines LP
3.400%, 02/15/31 120,000 97,888
Cheniere Energy Partners LP
4.000%, 03/01/31 548,000 458,763
Cheniere Energy, Inc.
4.625%, 10/15/28 330,000 301,581
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 654,568
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 115,295
4.375%, 06/15/31
(a)
800,000 665,130
Enbridge, Inc.
5.700%, 03/08/33 600,000 561,199
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
701,000 587,115
6.500%, 07/01/27
(a)
129,000 125,994
ITT Holdings LLC
6.500%, 08/01/29
(a)
8,000 6,711
Kinder Morgan, Inc.
2.000%, 02/15/31 359,000 268,379
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 458,561
MPLX LP
2.650%, 08/15/30 422,000 333,462
National Fuel Gas Co.
2.950%, 03/01/31 120,000 91,185
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
828,000 808,477
ONEOK, Inc.
4.350%, 03/15/29 48,000 43,637
6.050%, 09/01/33 300,000 287,677
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 71,000 59,838
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 88,000 78,968
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
125,000 104,284
4.125%, 08/15/31
(a)
1,070,000 861,963
Western Midstream Operating LP
3.100%, 02/01/25 2,000 1,922
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 374,399
3.500%, 11/15/30 102,000 85,933
Total 7,432,929
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 346,000 262,344
Corporate Office Properties LP
2.000%, 01/15/29 123,000 93,322
Highwoods Realty LP
2.600%, 02/01/31 136,000 95,321
Piedmont Operating Partnership LP
3.150%, 08/15/30 128,000 88,976
Total 539,963
Oil Field Services 0.4%
NOV, Inc.
3.600%, 12/01/29 113,000 97,603
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
1,470,000 1,402,938
Total 1,500,541
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Financial Institutions 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 477,045
6.250%, 05/15/26 589,000 538,938
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 326,773
Total 1,342,756
Other Industry 0.1%
Coherent Corp.
5.000%, 12/15/29
(a)
464,000 394,203
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 89,407
Total 483,610
Other REIT 0.5%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 47,028
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 346,269
CubeSmart LP
2.000%, 02/15/31 98,000 72,401
EPR Properties
3.750%, 08/15/29 222,000 175,240
Extra Space Storage LP
2.550%, 06/01/31 240,000 182,391
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
270,000 237,799
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 258,000 212,326
LXP Industrial Trust
2.700%, 09/15/30 56,000 42,533
Safehold GL Holdings LLC
2.800%, 06/15/31 110,000 81,028
Service Properties Trust
4.350%, 10/01/24 396,000 379,657
WP Carey, Inc.
2.400%, 02/01/31 150,000 113,923
Total 1,890,595
Other Utility 0.1%
American Water Capital Corp.
3.750%, 09/01/28 73,000 66,996
Essential Utilities, Inc.
2.704%, 04/15/30 220,000 177,867
Total 244,863
Packaging 1.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
300,000 224,973
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
500,000 441,310
Avery Dennison Corp.
2.650%, 04/30/30 30,000 24,156
Ball Corp.
2.875%, 08/15/30 588,000 458,363
3.125%, 09/15/31 80,000 61,857
6.000%, 06/15/29 200,000 191,554
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 395,000 381,053
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26
(a)
1,180,000 1,105,549

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pactiv Evergreen Group Issuer Inc /Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
440,000 387,048
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 181,518
Total 3,457,381
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 331,000 259,610
Rayonier LP
2.750%, 05/17/31 150,000 114,864
Suzano Austria GmbH
3.750%, 01/15/31 55,000 44,517
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 76,960
WRKCo , Inc.
3.000%, 06/15/33 190,000 145,250
Total 641,201
Pharmaceuticals 1.0%
AbbVie, Inc.
3.200%, 11/21/29 69,000 60,133
Amgen, Inc.
5.250%, 03/02/33 1,200,000 1,119,414
Biogen, Inc.
2.250%, 05/01/30 175,000 137,368
Gilead Sciences, Inc.
5.250%, 10/15/33 100,000 94,726
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 316,380
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 518,338
5.125%, 04/30/31
(a)
940,000 734,511
Royalty Pharma PLC
2.200%, 09/02/30 200,000 152,498
Viatris , Inc.
2.700%, 06/22/30 228,000 175,174
Zoetis, Inc.
2.000%, 05/15/30 268,000 211,035
Total 3,519,577
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
700,000 665,654
Assurant, Inc.
2.650%, 01/15/32 40,000 28,772
Brown & Brown, Inc.
2.375%, 03/15/31 256,000 191,748
Enstar Group Ltd.
3.100%, 09/01/31 101,000 74,646
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 241,503
Fidelity National Financial, Inc.
2.450%, 03/15/31 127,000 95,264
3.400%, 06/15/30 8,000 6,580
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 59,883
HUB International Ltd.
7.250%, 06/15/30
(a)
500,000 489,064
Markel Group, Inc.
3.350%, 09/17/29 44,000 38,279
Willis North America, Inc.
4.500%, 09/15/28 121,000 112,521
Total 2,003,914
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 436,946
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 380,000 267,129
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 498,277
Phillips 66 Co.
3.150%, 12/15/29 120,000 102,351
Valero Energy Corp.
4.350%, 06/01/28 21,000 19,672
Total 620,300
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,557,000 1,276,190
Starbucks Corp.
4.800%, 02/15/33 300,000 274,531
Yum! Brands, Inc.
3.625%, 03/15/31 168,000 136,468
4.625%, 01/31/32 691,000 587,051
Total 2,274,240
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 73,845
Retail REIT 0.1%
Agree LP
2.900%, 10/01/30 90,000 71,686
Brixmor Operating Partnership LP
4.125%, 05/15/29 110,000 96,364
Kimco Realty OP LLC
2.700%, 10/01/30 29,000 22,825
Total 190,875
Retailers 0.8%
Advance Auto Parts, Inc.
3.900%, 04/15/30 134,000 108,708
AutoNation, Inc.
4.750%, 06/01/30 120,000 105,029
AutoZone, Inc.
4.000%, 04/15/30 73,000 64,308
4.750%, 02/01/33 250,000 220,906
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 455,183
Best Buy Co., Inc.
1.950%, 10/01/30 125,000 95,218
Dollar General Corp.
3.500%, 04/03/30 108,000 91,186
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
250,000 209,962
Lowe's Cos., Inc.
2.625%, 04/01/31 250,000 197,408
3.750%, 04/01/32 250,000 209,559
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,000,000 884,792
Tractor Supply Co.
5.250%, 05/15/33 250,000 228,691
Total 2,870,950

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,116,000 951,395
4.625%, 01/15/27
(a)
82,000 76,977
Total 1,028,372
Technology 4.9%
Amdocs Ltd.
2.538%, 06/15/30 160,000 125,716
Amphenol Corp.
2.800%, 02/15/30 212,000 176,268
Avnet, Inc.
3.000%, 05/15/31 475,000 359,304
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
560,000 499,452
Block, Inc.
3.500%, 06/01/31 1,104,000 854,184
Broadcom, Inc.
3.137%, 11/15/35
(a)
800,000 563,990
3.469%, 04/15/34
(a)
373,000 283,939
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 131,766
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 161,029
CGI, Inc.
2.300%, 09/14/31 45,000 33,181
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
436,000 375,866
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,500,000 1,316,427
CommScope , Inc.
4.750%, 09/01/29
(a)
1,150,000 784,764
6.000%, 03/01/26
(a)
91,000 76,449
Dell International LLC / EMC Corp.
5.300%, 10/01/29 500,000 476,664
Entegris Escrow Corp.
5.950%, 06/15/30
(a)
440,000 402,493
Equinix , Inc.
2.150%, 07/15/30 476,000 365,246
Fidelity National Information Services, Inc.
2.250%, 03/01/31 190,000 144,813
Fiserv, Inc.
5.625%, 08/21/33 500,000 468,759
Fortinet, Inc.
2.200%, 03/15/31 70,000 53,358
Gen Digital, Inc.
6.750%, 09/30/27
(a)
300,000 292,301
Global Payments, Inc.
3.200%, 08/15/29 326,000 273,839
GTCR W-2 Merger Sub LLC
7.500%, 01/15/31
(a)
500,000 493,053
HP, Inc.
5.500%, 01/15/33 300,000 275,169
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 590,314
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 221,053
5.250%, 07/15/30
(a)
812,000 705,067
Jabil, Inc.
3.000%, 01/15/31 250,000 197,901
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 212,705
Leidos , Inc.
2.300%, 02/15/31 350,000 263,149
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 157,834
Micron Technology, Inc.
4.663%, 02/15/30 250,000 223,924
Motorola Solutions, Inc.
4.600%, 05/23/29 296,000 275,650
MSCI, Inc.
3.875%, 02/15/31
(a)
62,000 51,287
NCR Voyix Corp.
5.125%, 04/15/29
(a)
687,000 590,957
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
964,000 851,512
NetApp, Inc.
2.700%, 06/22/30 250,000 200,464
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 194,000 162,364
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
521,000 432,120
Oracle Corp.
2.875%, 03/25/31 867,000 695,265
Qorvo , Inc.
4.375%, 10/15/29 134,000 116,510
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/72
(a),(b)
600,000 379,539
Sensata Technologies BV
4.000%, 04/15/29
(a)
300,000 255,134
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
677,000 635,042
VMware, Inc.
2.200%, 08/15/31 228,000 168,549
Vontier Corp.
2.950%, 04/01/31 275,000 206,481
Western Union Co. (The)
2.750%, 03/15/31 44,000 33,436
Workday, Inc.
3.800%, 04/01/32 300,000 249,381
Total 16,863,668
Tobacco 0.2%
Altria Group, Inc.
4.800%, 02/14/29 240,000 224,702
Bat Capital Corp.
6.421%, 08/02/33 400,000 376,952
Vector Group Ltd.
5.750%, 02/01/29
(a)
270,000 228,912
Total 830,566
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 390,430
GXO Logistics, Inc.
2.650%, 07/15/31 110,000 82,171
Total 472,601
Wireless 1.3%
American Tower Corp.
1.875%, 10/15/30 250,000 184,786
3.800%, 08/15/29 19,000 16,627

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Crown Castle, Inc.
2.100%, 04/01/31 430,000 318,120
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 202,707
SBA Communications Corp.
3.125%, 02/01/29 848,000 702,991
3.875%, 02/15/27 472,000 430,452
T-Mobile USA, Inc.
3.875%, 04/15/30 1,517,000 1,320,398
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
334,000 268,844
Vodafone Group PLC
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
1,111,000 1,075,058
Total 4,519,983
Wirelines 1.6%
AT&T, Inc.
2.550%, 12/01/33 882,000 632,935
5.400%, 02/15/34 250,000 229,716
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 227,659
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
1,066,000 923,562
Iliad Holding SASU
7.000%, 10/15/28
(a)
897,000 811,114
Level 3 Financing, Inc.
10.500%, 05/15/30
(a)
250,000 250,215
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
605,000 412,167
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,080,000 1,040,617
Verizon Communications, Inc.
2.355%, 03/15/32 1,520,000 1,134,892
Total 5,662,877
Total Corporate Bonds
(Cost $191,511,221) 160,179,568
Foreign Government Obligations
(c),(d)
  28.1%
Principal
Amount ($) Value ($)
Australia 1.0%
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 7,016,000 3,309,188
Brazil 1.7%
Brazilian Government International Bond
3.875%, 06/12/30 2,302,000 1,977,300
6.000%, 10/20/33 2,300,000 2,127,788
Petrobras Global Finance BV
6.500%, 07/03/33 2,000,000 1,863,167
Total 5,968,255
Canada 0.8%
Canadian Government Bond
1.250%, 06/01/30 CAD 2,168,000 1,310,060
1.500%, 06/01/31 CAD 2,395,000 1,435,283
Total 2,745,343
Colombia 1.8%
Colombia Government International Bond
3.125%, 04/15/31 1,782,000 1,314,425
7.500%, 02/02/34 2,375,000 2,220,228
Ecopetrol SA
8.875%, 01/13/33 2,821,000 2,710,285
Total 6,244,938
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Costa Rica 0.5%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 1,908,343
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 3,832,000 3,101,653
France 1.0%
French Republic Government Bond OAT
2.500%, 05/25/30 EUR 2,491,000 2,539,214
1.500%, 05/25/31 EUR 875,000 822,349
Total 3,361,563
Germany 0.8%
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 2,048,000 1,814,498
2.300%, 02/15/33 EUR 1,050,000 1,068,004
Total 2,882,502
Guatemala 0.3%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,000,000 925,082
Hungary 0.8%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 2,402,000 1,728,656
Series REGS, 6.250%, 09/22/32 1,125,000 1,078,578
Total 2,807,234
India 0.5%
Export-Import Bank of India
Series REGS, 3.250%, 01/15/30 307,000 259,021
Series REGS, 2.250%, 01/13/31 2,000,000 1,528,345
Total 1,787,366
Indonesia 1.6%
Indonesia Government International Bond
3.850%, 10/15/30 447,000 397,164
Series REGS, 7.750%, 01/17/38 2,260,000 2,576,232
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,500,000 2,318,454
Total 5,291,850
Italy 1.0%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 6.000%, 05/01/31 EUR 2,936,000 3,433,771
Japan 0.8%
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 197,244
Series 368, 0.200%, 09/20/32 JPY 326,000,000 2,029,389
Series 366, 0.200%, 03/20/32 JPY 88,000,000 551,755
Total 2,778,388
Mexico 1.4%
Mexico Government International Bond
2.659%, 05/24/31 6,313,000 4,902,839
Morocco 0.6%
Morocco Government International Bond
6.500%, 09/08/33 2,200,000 2,102,590
New Zealand 0.8%
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 1,468,000 757,678
Series 0531, 1.500%, 05/15/31 NZD 1,652,000 725,640
Series 0433, 3.500%, 04/14/33 NZD 2,500,000 1,234,937
Total 2,718,255
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 28,980,000 2,191,319

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Annual Report 2023
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series 484, 2.125%, 05/18/32
(a)
NOK 14,000,000 1,080,726
Total 3,272,045
Oman 0.8%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 3,000,000 2,904,318
Panama 0.9%
Panama Government International Bond
6.700%, 01/26/36 2,753,000 2,570,272
2.252%, 09/29/32 690,000 467,116
Total 3,037,388
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 498,000 452,084
Series REGS, 2.739%, 01/29/33 1,000,000 743,787
Total 1,195,871
Peru 1.1%
Peruvian Government International Bond
8.750%, 11/21/33 312,000 363,602
2.783%, 01/23/31 3,371,000 2,699,422
3.000%, 01/15/34 894,000 675,862
Total 3,738,886
Philippines 1.1%
Philippine Government International Bond
9.500%, 02/02/30 3,156,000 3,740,394
Romania 0.6%
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 1,852,000 1,465,034
7.125%, 01/17/33 744,000 738,815
Total 2,203,849
Russia 0.5%
Serbia International Bond
Series REGS, 6.500%, 09/26/33 2,000,000 1,887,314
South Africa 0.6%
Republic of South Africa Government
International Bond
4.850%, 09/30/29 2,650,000 2,254,720
Sweden 0.9%
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 20,000 1,698
Series 1062, 0.125%, 05/12/31 SEK 41,300,000 3,007,813
Series 1061, 0.750%, 11/12/29 SEK 30,000 2,366
Total 3,011,877
Switzerland 1.0%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,531,000 3,372,718
0.138%, 06/22/29 CHF 56,000 58,184
Total 3,430,902
United Arab Emirates 1.2%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,550,000 2,519,332
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,202,253
3.200%, 07/13/31 500,000 409,242
Total 4,130,827
United Kingdom 1.0%
United Kingdom Gilt
4.750%, 12/07/30 GBP 2,675,000 3,323,983
Uruguay 0.9%
Uruguay Government International Bond
5.750%, 10/28/34 1,400,000 1,401,736
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
4.375%, 01/23/31 1,698,000 1,603,457
Total 3,005,193
Total Foreign Government Obligations
(Cost $110,099,235) 97,406,727
Residential Mortgage-Backed Securities - Agency   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 11.8%
2.000%, 11/15/53
(e)
12,440,000 9,133,681
2.500%, 11/15/53
(e)
11,520,000 8,836,200
3.000%, 11/15/53
(e)
1,290,000 1,032,013
3.500%, 11/15/53
(e)
1,229,000 1,023,302
4.000%, 11/15/53
(e)
3,145,000 2,716,494
4.500%, 11/15/53
(e)
4,610,000 4,116,153
5.000%, 11/15/53
(e)
5,800,000 5,346,875
5.500%, 11/15/53
(e)
4,825,000 4,576,211
6.000%, 11/15/53
(e)
4,500,000 4,378,656
Total 41,159,585
Federal Home Loan Mortgage Corporation 2.5%
2.500%, 08/01/50 5,187,343 4,012,142
3.000%, 01/01/50 236,909 191,179
3.000%, 02/01/50 242,009 195,634
3.000%, 08/01/50 3,508,943 2,826,552
3.500%, 08/01/47 445,804 382,059
3.500%, 08/01/49 126,137 107,024
3.500%, 09/01/49 153,041 130,032
3.500%, 10/01/49 168,459 142,525
3.500%, 11/01/49 167,337 142,346
3.500%, 02/01/50 190,141 163,026
4.000%, 08/01/49 132,938 116,776
4.000%, 09/01/49 165,989 145,704
Total 8,554,999
Federal National Mortgage Association 0.7%
3.000%, 12/01/49 222,851 180,233
3.000%, 01/01/50 290,408 234,871
3.000%, 01/01/50 232,544 187,688
3.000%, 02/01/50 228,464 184,724
3.000%, 03/01/50 239,624 193,364
3.500%, 04/01/49 45,850 39,010
3.500%, 08/01/49 131,462 112,973
3.500%, 09/01/49 246,256 209,312
3.500%, 09/01/49 148,149 125,830
3.500%, 10/01/49 157,580 135,326
3.500%, 12/01/49 177,961 151,041
3.500%, 02/01/50 179,151 153,344
4.000%, 09/01/47 193,190 170,518
4.000%, 03/01/48 351,609 310,125
4.000%, 05/01/49 38,045 33,407
Total 2,421,766
Total Residential Mortgage-Backed
Securities - Agency
(Cost $55,923,775) 52,136,350
Treasury Bills   8.5%
Principal
Amount ($) Value ($)
United States 8.5%
U.S. Treasury Bills
5.479%, 01/18/24 10,000,000 9,884,983
5.508%, 02/22/24 10,000,000 9,833,354

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 19
Notes to Portfolio of Investments
Treasury Bills (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.527%, 03/07/24 10,000,000 9,812,578
Total 29,530,915
Total Treasury Bills
(Cost $29,528,444) 29,530,915
U.S. Treasury Obligations   9.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.3%
2.375%, 02/15/42 4,186,000 2,764,068
2.750%, 08/15/42 5,600,000 3,918,250
3.000%, 05/15/42 4,500,000 3,294,844
3.250%, 05/15/42 9,002,000 6,854,179
3.625%, 02/15/53 1,397,000 1,088,569
3.625%, 05/15/53 959,000 747,421
4.000%, 11/15/52 37,000 30,924
4.125%, 08/15/53 3,806,000 3,255,914
4.375%, 08/15/43 3,748,000 3,341,576
Total 25,295,745
U.S. Treasury Note 2.5%
2.875%, 05/15/32 200,000 171,625
3.375%, 05/15/33 2,077,000 1,836,847
3.500%, 02/15/33 2,600,000 2,327,812
3.875%, 08/15/33 2,833,000 2,607,688
4.125%, 11/15/32 2,005,000 1,889,086
Total 8,833,058
Total U.S. Treasury Obligations
(Cost $39,189,430) 34,128,803
Money Market Funds 3.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.270%
(f)
13,284,112 13,284,112
Total Money Market Funds
(Cost $13,284,112) 13,284,112
Total Investments in Securities
(Cost $439,536,217) 386,666,475
Other Assets & Liabilities, Net (39,346,365)
Net Assets 347,320,110
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $93,470,267, which represents 26.91% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Annual Report 2023
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 160,179,568 – 160,179,568

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 21
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Foreign Government Obligations – 97,406,727 – 97,406,727
Residential Mortgage-Backed Securities - Agency – 52,136,350 – 52,136,350
Treasury Bills – 29,530,915 – 29,530,915
U.S. Treasury Obligations – 34,128,803 – 34,128,803
Money Market Funds 13,284,112 – – 13,284,112
Total Investments in Securities 13,284,112 373,382,363 – 386,666,475
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Strategic Beta ETFs | Annual Report 2023
Assets
Investments in securities, at value
Unaffiliated issuers (cost $439,536,217) $386,666,475
Cash 746,394
Receivable for:
Investments sold on a delayed delivery basis 8,371,469
Investments sold 4,172,752
Interest 3,849,164
Reclaims receivable 68,542
Dividends 48,477
Total assets 403,923,273
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 50,313,624
Investments purchased 6,193,911
Investment management fees 88,198
Due to custodian 7,430
Total liabilities 56,603,163
Net assets applicable to outstanding capital stock $347,320,110
Represented by:
Paid-in capital $491,092,124
Total distributable earnings (loss) (143,772,014)
Total - representing net assets applicable to outstanding capital stock $347,320,110
Shares outstanding 21,050,000
Net asset value per share $16.50

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 23
3
Investment Income:
Interest $18,673,905
Dividends - unaffiliated issuers 502,284
Total income 19,176,189
Expenses:
Investment management fees 1,296,624
Overdraft expense 1,825
Total expenses 1,298,449
Net Investment Income 17,877,740
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (24,245,763)
In-kind transactions - unaffiliated issuers (35,639,291)
Foreign currency translations 44,398
Net realized loss (59,840,656)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 62,483,210
Foreign currency translations 7,268
Net change in unrealized appreciation 62,490,478
Net realized and unrealized gain 2,649,82 2
Net Increase in net assets resulting from operations $20,527,562

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Strategic Beta ETFs | Annual Report 2023
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income $17,877,740 $25,418,310
Net realized loss (59,840,656) (106,543,345)
Net change in unrealized appreciation (depreciation) 62,490,478 (112,910,989)
Net increase (decrease) in net assets resulting from operations 20,527,562 (194,036,024)
Distributions to shareholders
Net investment income and net realized gains (18,320,604) (26,247,144)
Shareholder transactions
Proceeds from shares sold 83,563,108 114,913,729
Cost of shares redeemed (310,480,813) (538,110,640)
Net decrease in net assets resulting from shareholder transactions (226,917,705) (423,196,911)
Decrease in net assets (224,710,747) (643,480,079)
Net Assets:
Net assets beginning of year 572,030,857 1,215,510,936
Net assets at end of year $347,320,110 $572,030,857
Capital stock activity
Shares outstanding, beginning of year 34,050,000 57,100,000
Shares sold 4,750,000 5,850,000
Shares redeemed (17,750,000) (28,900,000)
Shares outstanding, end of year 21,050,000 34,050,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 25
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of year $16.80 $21.29 $21.36 $20.78 $18.86
Income (loss) from investment operations:
Net investment income 0.68 0.54 0.50 0.60 0.72
Net realized and unrealized gain (loss) (0.30)
( a )
(4.48) (0.04) 0.57 1.91
Total from investment operations 0.38 (3.94) 0.46 1.17 2.63
Less distributions to shareholders:
Net investment income (0.68) (0.55) (0.53) (0.59) (0.71)
Total distribution to shareholders (0.68) (0.55) (0.53) (0.59) (0.71)
Net asset value, end of year $16.50 $16.80 $21.29 $21.36 $20.78
Total Return at NAV 2.10% (18.80)% 2.16% 5.71% 14.21%
Total Return at Market Price 2.22% (18.87)% 1.97% 5.69% 14.78%
Ratios to average net assets:
Total gross expenses
(b)
0.28%
( c )
0.28%
( c )
0.28% 0.28% 0.28%
Total net expenses
(b)(d)
0.28%
( c )
0.28%
( c )
0.28% 0.28% 0.28%
Net investment income 3.86% 2.78% 2.34% 2.87% 3.62%
Supplemental data
Net assets, end of
year
(in thousands) $347,320 $572,031 $1,215,511 $536,060 $193,227
Portfolio turnover 184% 198% 171% 156% 171%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2023
26 Strategic Beta ETFs | Annual Report 2023
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 27
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
28 Strategic Beta ETFs | Annual Report 2023
of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 29
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
30 Strategic Beta ETFs | Annual Report 2023
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, principal and/or interest of fixed income securities, reversal of capital gains (losses) on a redemption-in-kind and foreign currency transactions. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
(795,737) 37,666,252 (36,870,515)
Year Ended October 31, 2023 Year Ended October 31, 2022
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
18,320,604 - 18,320,604 26,247,144 - 26,247,144
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
381,619 - (90,401,307) (53,752,326)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
440,418,801 89,520 (53,841,846) (53,752,326)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 31
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2023, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $839,707,094 and $866,734,479, respectively, for the year ended October 31, 2023, of which
$35,423,693 and $33,333,368, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2023, the cost basis of securities contributed was $63,186,094.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2023, the in-kind redemption cost basis was $297,641,250, the proceeds from sales were
$262,001,959 and the net realized loss was $35,639,291.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2023.
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
54,663,601 35,737,706 90,401,307 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
32 Strategic Beta ETFs | Annual Report 2023
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 33
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

34 Strategic Beta ETFs | Annual Report 2023
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Diversified Fixed Income Allocation ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Diversified Fixed Income Allocation ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 28, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

TRUSTEES AND OFFICERS
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 35
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
In dependent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
170 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue and
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
170 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since
2023;Trustee
since 2007
President, Springboard - Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
170 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee), since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee)
(financial services),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
170 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council since January 2020;
Adjunct Professor of Finance, Bentley
University, since January 2018; Consultant
to Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
168 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios, (former
mutual fund complex),
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to Independent Trustees of
CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
168 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), 2004-2019;
former Director, Boston
Public Library Foundation,
2008-2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor Emeritus of Economics and
Management, Bentley University, since
2023; Professor of Economics and
Management, Bentley University, 1976-
2023; Dean, McCallum Graduate School of
Business, Bentley University, 1992-2002
170 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
170 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since
1996
Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
170 Director, SpartanNash
Company since November
2013 (Chair of the Board,
since May 2021) (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007-2010; Director, Wellington Trust
Company, NA and other Wellington affiliates,
1997-2010
168 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
168 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2004
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
170 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
168 Independent Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2010-2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director (Investment
Committee), Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 39
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
170 Former Director, NAPE
(National Alliance for
Partnerships in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, since
2022
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021; Co-President and
Principal Executive Officer, Columbia Acorn/
Wanger Funds, since July 2021
170
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022; Director,
Columbia Threadneedle
Canada, Inc., since
December 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2023
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is President and Principal Executive
Officer, the Fund’s other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and North America Head of Operations & Investor Services,
Columbia Management Investment Advisers, LLC, since June 2023 (previously
Senior Vice President and Head of Global Operations & Investor Services, March
2022 - June 2023, Vice President, Head of North America Operations, and Co-Head
of Global Operations, June 2019 - February 2022 and Vice President – Accounting
and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust Company, since June 2023.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc., since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 41
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010;
Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC, since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5903 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; Director (since January 2007) and President
(since October 2014), Columbia Management Investment Services Corp.; Director
(since December 2017) and President (since January 2017), Ameriprise Trust
Company.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2023
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Diversified Fixed Income Allocation ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June
2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 43
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2023
fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN290_10_N01_(12/23)
CET001941
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2023
Columbia Multi-Sector Municipal Income ETF

Strategic Beta ETFs | Annual Report 2023

Fund at a Glance 3
Manager Discussion of Fund Performance 6
Understanding Your Fund’s Expenses 8
Portfolio of Investments 9
Statement of Assets and Liabilities 22
Statement of Operations 23
Statement of Changes in Net Assets 24
Financial Highlights 25
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 33
Federal Income Tax Information 34
Trustees and Officers 35
Approval of Investment Management Services Agreement 42
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since June 2022
William (Bill) Callagy
Portfolio Manager
Managed Fund since June 2022
Investment objective
Columbia Multi-Sector Municipal Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five sectors of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible universe. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed sectors with their respective weightings are as follows: Municipal Core Revenue
Segment (45%); Municipal Health Care Segment (20%); Municipal High-Quality Revenue Segment (15%);
The Municipal Core General Obligation Segment (10%); and the Municipal High Yield Segment (10%). Each
segment of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity. The rules for each segment can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year 5 Years Life
Market Price 10/10/18 2.38 1.36 1.43
Net Asset Value 10/10/18 2.44 1.43 1.44
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index 3.09 1.44 1.43
Bloomberg Municipal Bond Index 2.64 1.00 1.00

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (October 10, 2018 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2023)
AAA rating 9.0
AA rating 38.2
A rating 38.8
BBB rating 5.3
BB rating 7.9
B rating 0.8
Total 100.0
Percentages indicated are based upon total fixed income investments.
Quality breakdown (%) (at October 31, 2023)
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

FUND AT A GLANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 5
Top ten states/territories (%) (at October 31, 2023)
New York 18 .0
Texas 10 .1
New Jersey 9 .9
Illinois 7 .9
Pennsylvania 7 .2
Florida 6 .4
Colorado 4 .5
Connecticut 3 .7
Ohio 3 .6
Michigan 2 .7
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2023
For the 12-month period that ended October 31, 2023, Columbia Multi-Sector Municipal Income ETF returned 2.44%
based on net asset value (NAV) and 2.38% based on market price. The Beta Advantage ® Multi-Sector Municipal Bond
Index (the Index), against which the performance of the Fund is measured, returned 3.09% during the same period. To compare, the Bloomberg Municipal Bond Index returned 2.64% for the same period.
The Fund had an NAV of $19.27 on October 31, 2022 and ended the annual period on October 31, 2023 with an NAV of
$19.27. The Fund’s market price on October 31, 2023 was $19.27 per share.
Market overview
During the annual period, rising interest rates were the primary driver of fixed-income market performance overall, including the municipal bond market. With inflation near multi-decade highs, the U.S. Federal Reserve (Fed) kicked off its interest rate hiking program in March 2022 and then raised interest rates through July 2023 for a total of 500 basis points across 11 hikes. (A basis point is 1/100th of a percentage point.) The federal funds target rate ended October
2023 in a range of 5.25%-5.50%. In addition, the Fed continued its quantitative tightening process — tapering its asset purchases — in an effort to reduce the size of its balance sheet. This Fed activity, combined with elevated inflation, expanding labor strikes, supply-chain constraints, high food and fuel prices, ongoing war in Ukraine, outbreak of war in the Middle East, and resurgent COVID-19 concerns, were top of mind for investors. However, while the interest rate-
sensitive U.S. Treasury market produced negative returns amid these conditions, other markets, including municipal bonds, corporate bonds and large-cap equities, were able to deliver positive returns. The stronger performance by these markets was supported by the anticipation of investors of a Fed pause and an eventual series of interest rate cuts, while the economy and employment picture remained strong.
Municipal bond yields followed the upward march of U.S. Treasury yields during the annual period, closing October 2023 approximately 20 to 60 basis points higher across the yield curve, or spectrum of maturities. Municipal bond yields rose more at the short-term end of the yield curve, but longer maturity municipal bonds, i.e., those with maturities of 15 years and longer, still saw yields rise 40 to 45 basis points. However, longer maturity bonds, supported by their higher levels of income, still produced positive returns and outperformed their shorter maturity counterparts. More specifically, the one-year, ten-year and 22+ year municipal indices within the Bloomberg Municipal Bond Index returned 2.44%, 2.77% and
3.26%, respectively, for the annual period. Also, lower credit quality segments, similarly offering higher levels of income, outperformed their higher credit quality, lower yielding AAA and AA rated counterparts. Municipal bonds rated AAA, A and high yield returned 1.71%, 3.60% and 3.96%, respectively, for the annual period. (Remember, there is an inverse relationship between bond prices and yield movements, so that bond prices fall when yields increase and vice versa.)
In addition to the broadly positive municipal bond market returns across maturity, credit quality, sector and states, there were a number of notable bright spots during the annual period. First, fundamental credit health across much of the municipal bond market remained strong. Upgrades outpaced downgrades during the annual period, and most issuers benefited from better than consensus expected revenues and tax collections and substantial post-COVID-19 federal aid.
Second, municipal bond exchange-traded funds (ETFs) bucked the mutual fund outflow trend over the last two years and experienced inflows for the second consecutive year, using those monies to take advantage of higher absolute yield levels and more inexpensive offerings. Notably, municipal bond market performance was able to remain positive even as industry-wide fund outflows persisted. Finally, municipal bonds, as measured by the Bloomberg Municipal Bond Index, was one of the best-performing sectors in the U.S. fixed-income market during the annual period, outperforming U.S.
Treasuries and securitized sectors.
The Fund’s notable detractors during the period
Index constituents in the toll roads, leasing and charter schools sectors detracted most from the Index’s results on a relative basis during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 7
The Fund’s notable contributors during the period
Index constituents in the transportation, special tax and electric sectors contributed most positively to the Index’s results on a relative basis during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Fixed-income securities present credit risk, which includes issuer default risk. The Fund is subject to municipal securities risk, which includes the risk that the value of such securities may be affected by state tax, legislative, regulatory, demographic or political conditions/factors, as well as a state’s financial, economic or other conditions/factors. The Fund may invest materially in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. Prepayment and extension risk exists because the timing of payments on a loan, bond or other investment may accelerate when interest rates fall or decelerate when interest rates rise which may reduce investment opportunities and potential returns. A rise in interest rates may result in a price decline of fixed-income instruments held by the Fund, negatively impacting its performance and NAV. Falling rates may result in the Fund investing in lower yielding debt instruments, lowering the Fund’s income and yield. These risks may be heightened for longer maturity and duration securities. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling”
approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net asset value will generally decline when the market value of its targeted index declines. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund’s portfolio turnover, as it seeks to track its index, may cause an adverse expense impact, decreasing the Fund’s returns relative to the index, which does not bear transaction expenses. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, including if creation and redemptions units are not affected on an in-kind basis, increase the number of portfolio transactions as well as tracking error to the index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Market or other (e.g., interest rate) environments may adversely affect the liquidity of fund investments, negatively impacting their price. Generally, the less liquid the market at the time the Fund sells a holding, the greater the risk of loss or decline of value to the Fund. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2023
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2023— October 31, 2023
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 951.00 1,024.05 1.13 1.17 0.23

PORTFOLIO OF INVESTMENTS
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 9
Municipal Bonds 98 .5%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.5%
Health Care Authority of The City of
Huntsville (The), Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 377,096
5.000%, 06/01/38 525,000 528,024
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 238,474
4.000%, 09/01/36 525,000 483,175
Total Alabama 1,626,769
Arizona 1.8%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 12/01/39 470,000 449,135
Arizona Industrial Development Authority
Revenue Bonds
3.000% 02/01/45, Series A 110,000 75,111
6.000% 07/01/47
(a)
330,000 309,280
City of Phoenix Civic Improvement Corp.
Revenue Bonds
5.000% 07/01/25, Series B 500,000 503,787
4.000% 07/01/28, Series B 975,000 975,512
5.000% 07/01/36, Series D 1,500,000 1,537,979
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 315,000 319,233
4.000%, 01/01/38 1,720,000 1,553,750
Maricopa County Special Health Care
District
Series C
5.000%, 07/01/31 510,000 533,322
Total Arizona 6,257,109
California 0.0%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 111,353
Colorado 4.4%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 93,186
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 274,043
5.000%, 12/01/27 160,000 163,193
5.000%, 11/15/29 325,000 332,334
5.000%, 12/01/29 555,000 565,757
5.000%, 11/15/30 2,700,000 2,774,274
5.000%, 12/01/30 150,000 153,667
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-1 500,000 504,747
5.000% 08/01/35, Series A-2 200,000 200,928
4.000% 08/01/37, Series A 370,000 330,108
4.000% 08/01/38, Series A-1 500,000 438,372
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 11/01/39, Series A 180,000 179,970
5.000% 11/15/41, Series A 250,000 252,662
4.000% 11/15/43, Series A 790,000 680,526
5.000% 08/01/44, Series A-2 1,200,000 1,142,151
5.000% 11/01/44, Series A 700,000 686,537
4.000% 11/15/46, Series A 715,000 587,357
5.000% 11/15/57, Series A-2 1,500,000 1,570,862
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 214,752
Denver City & County School District No 1
4.000%, 12/01/31 500,000 498,645
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 86,171
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,049,704
4.000% 03/15/30, Series L 250,000 247,291
5.000% 12/15/31, Series A 435,000 462,948
5.000% 12/15/33, Series A 1,000,000 1,057,992
4.000% 12/15/36, Series A 500,000 464,016
3.000% 12/15/37, Series A 250,000 196,131
Total Colorado 15,208,324
Connecticut 3.7%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 154,002
2.000% 11/15/36, Series B-3 250,000 171,505
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 1,931,479
5.000% 07/01/33, Series A 235,000 243,266
5.000% 07/01/35, Series A 265,000 271,426
3.000% 07/01/39, Series A 345,000 234,883
5.000% 12/01/45 775,000 742,380
5.000% 09/01/46, Series A
(a)
500,000 376,205
State of Connecticut
5.000% 03/15/32, Series A 1,000,000 1,025,425
5.000% 11/15/32, Series E 670,000 729,325
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 01/01/29, Series A 520,000 544,546
5.000% 09/01/30, Series A 325,000 335,870
5.000% 10/01/31, Series B 125,000 131,196
5.000% 01/01/33, Series A 260,000 270,750
5.000% 05/01/33, Series A 465,000 497,135
5.000% 08/01/34, Series A 345,000 348,966
5.000% 05/01/35, Series A 950,000 1,011,284
4.000% 05/01/36, Series A 745,000 713,755
4.000% 09/01/36, Series A 750,000 711,338
5.000% 11/01/36, Series D 750,000 791,405
4.000% 05/01/37, Series A 750,000 708,474
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 654,903
Total Connecticut 12,599,518

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Annual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Delaware 0.7%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 515,951
5.000%, 10/01/40 715,000 725,072
5.000%, 10/01/45 1,205,000 1,205,922
Total Delaware 2,446,945
District of Columbia 1.6%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 477,781
5.000% 04/01/36 450,000 451,803
4.000% 07/15/40 130,000 111,426
District of Columbia
5.000% 10/15/32, Series A 200,000 212,645
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 255,966
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/28, Series A 900,000 894,099
5.000% 10/01/29, Series A 875,000 892,159
5.000% 10/01/30 200,000 203,248
5.000% 10/01/30, Series A 750,000 770,187
5.000% 10/01/32, Series A 350,000 357,572
5.000% 10/01/33, Series A 450,000 460,639
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 95,496
0.000% 10/01/37, Series A
(b)
500,000 234,223
Total District of Columbia 5,417,244
Florida 6.3%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 150,792
5.000%, 12/01/37 285,000 277,350
Brevard County Health Facilities Authority
Revenue Bonds
4.000% 04/01/36 140,000 126,431
5.000% 04/01/42, Series A 1,500,000 1,468,052
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(a)
150,000 132,155
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 690,562
4.000% 07/01/35, Series B 390,000 364,533
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/31 395,000 410,467
5.000%, 10/01/32 385,000 399,528
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 294,840
4.000%, 09/01/30 250,000 248,781
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 151,579
4.000%, 07/01/39 500,000 428,508
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 1,000,000 999,860
5.000% 10/01/32, Series A 250,000 244,909
5.000% 10/01/33, Series A 1,000,000 981,601
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/30, Series B 250,000 255,061
5.000% 10/01/32, Series A 640,000 652,674
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,812,208
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 464,285
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 183,965
4.000% 06/01/36, Series A
(a)
400,000 292,721
4.000% 06/01/41, Series A
(a)
200,000 133,431
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 264,294
5.000%, 10/01/27 255,000 258,817
4.000%, 10/01/35 275,000 256,212
4.000%, 10/01/37 1,400,000 1,258,310
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 157,160
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 925,171
4.000%, 10/01/37 1,015,000 921,277
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 580,420
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 788,295
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 200,537

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 200,359
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 360,000 378,647
5.000% 08/01/30, Series D 685,000 698,652
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 458,339
School Board of Miami-Dade County (The),
Series A
Revenue Bonds
5.000%, 05/01/30 195,000 197,001
5.000%, 05/01/32 285,000 289,503
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,018,858
5.000% 07/01/34, Series A 250,000 262,506
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 370,000 297,228
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 153,502
5.000%, 10/01/34 1,000,000 1,021,059
Total Florida 21,750,440
Georgia 2.3%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 424,212
City of Atlanta GA Airport Passenger
Facility Charge
Revenue Bonds
5.000% 07/01/36, Series C 200,000 206,972
4.000% 07/01/37, Series D 1,000,000 896,147
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 785,000 870,281
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 506,267
5.000%, 02/15/42 805,000 781,784
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 159,895
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,075,786
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 862,624
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Georgia
5.000% 02/01/28, Series A-2 500,000 522,131
5.000% 07/01/28, Series F 460,000 479,578
5.000% 07/01/33, Series A 1,000,000 1,103,094
Total Georgia 7,888,771
Hawaii 0.3%
State of Hawaii
5.000% 01/01/26 500,000 512,162
5.000% 10/01/27, Series FH 325,000 336,432
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 356,114
Total Hawaii 1,204,708
Illinois 7.8%
Chicago Board of Education
0.000% 12/01/29, Series A
(b)
185,000 136,193
5.000% 12/01/30, Series A 150,000 148,772
0.000% 12/01/31, Series A
(b)
355,000 233,203
0.000% 12/01/31, Series B-1
(b)
220,000 144,520
5.000% 12/01/33, Series A 850,000 834,361
5.000% 12/01/34, Series A 350,000 340,963
5.000% 12/01/35, Series A 250,000 240,663
5.250% 12/01/35, Series C 130,000 126,740
4.000% 12/01/36, Series B 1,200,000 1,026,795
5.000% 12/01/36, Series A 300,000 284,418
5.000% 12/01/37, Series A 600,000 562,997
5.000% 12/01/38, Series A 1,800,000 1,663,331
5.250% 12/01/39, Series C 875,000 808,701
5.000% 12/01/41, Series A 250,000 225,599
5.000% 12/01/42, Series A 200,000 177,221
4.000% 12/01/43, Series A 1,500,000 1,165,603
5.000% 12/01/46, Series H 1,000,000 877,917
5.000% 12/01/47, Series A 2,000,000 1,749,940
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 184,282
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/31, Series B 450,000 455,226
5.000% 01/01/33, Series A 550,000 542,521
5.000% 01/01/33, Series B 330,000 339,682
5.000% 01/01/34, Series A 500,000 491,893
5.000% 01/01/34, Series B 675,000 693,388
5.000% 01/01/34, Series C 640,000 650,174
5.000% 01/01/35, Series B 350,000 354,816
4.000% 01/01/36, Series A 195,000 184,570
City of Chicago
0.000% 01/01/31, Series C
(b)
320,000 216,897
4.000% 01/01/34, Series B 188,000 174,333
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 179,128
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 667,230
5.000% 07/01/28 115,000 119,143
5.000% 07/01/30 710,000 766,212
5.000% 07/01/31 140,000 144,237
5.000% 08/15/33, Series A 250,000 261,150

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Annual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 08/15/37, Series A 500,000 455,397
4.125% 08/15/37, Series C 840,000 720,108
4.125% 11/15/37, Series A 235,000 204,449
3.000% 07/15/40, Series A 400,000 295,375
4.000% 08/15/41, Series A 600,000 517,588
5.500% 08/01/43, Series A
(a)
500,000 458,516
4.125% 05/01/45 170,000 141,435
4.125% 05/15/47, Series A 1,000,000 824,236
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 942,538
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 921,193
5.000% 01/01/31, Series C 150,000 159,633
4.000% 12/01/31, Series A 320,000 318,450
5.000% 12/01/31, Series A 435,000 444,815
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(b)
100,000 80,592
0.000% 12/15/29, Series A
(b)
160,000 118,941
0.000% 06/15/30
(b)
370,000 273,637
0.000% 06/15/30, Series A
(b)
415,000 300,807
0.000% 06/15/36, Series A
(b)
540,000 285,571
0.000% 12/15/36, Series A
(b)
750,000 374,320
0.000% 12/15/41, Series B
(b)
280,000 101,381
5.000% 06/15/42, Series B 1,000,000 965,814
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 188,975
State of Illinois
4.000% 06/01/33 100,000 92,970
4.000% 03/01/39, Series A 200,000 174,600
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 220,870
Total Illinois 26,755,030
Indiana 0.2%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 129,007
Indiana Finance Authority
Revenue Bonds
5.000% 02/01/26, Series A 160,000 164,364
3.000% 11/01/30, Series A 150,000 132,795
4.000% 11/01/33, Series C 100,000 95,376
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 199,492
Total Indiana 721,034
Iowa 0.1%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 124,044
5.000% 05/15/43, Series A 160,000 121,734
Total Iowa 245,778
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 634,532
Kentucky 0.7%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 250,160
Kentucky State Property & Building
Commission
Revenue Bonds
5.000%, 05/01/36 1,000,000 1,025,270
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 291,810
4.000%, 10/01/35 1,000,000 906,705
Total Kentucky 2,473,945
Louisiana 0.2%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 616,551
State of Louisiana
Series B
5.000%, 08/01/27 230,000 237,670
Total Louisiana 854,221
Maine 0.2%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 628,466
Maryland 2.2%
County of Howard
Series B
5.000%, 02/15/28 225,000 234,584
County of Montgomery, Series A
5.000%, 11/01/26 150,000 155,619
5.000%, 12/01/27 250,000 253,083
5.000%, 08/01/30 300,000 324,919
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 221,243
2.200% 09/01/36, Series C 350,000 250,906
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 140,167
5.000% 05/15/45, Series A 250,000 243,117
5.500% 01/01/46, Series A 750,000 709,967
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 103,669
Maryland Water Infrastructure Financing
Administration
Revenue Bonds
3.000%, 03/01/30 310,000 285,630

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 341,055
State of Maryland
5.000% 03/15/26, Series A 305,000 314,120
5.000% 08/01/30, Series A 1,500,000 1,607,354
5.000% 03/01/31, Series A 415,000 451,632
5.000% 03/15/31, Series 2 640,000 689,883
5.000% 03/15/31, Series A 895,000 940,557
5.000% 03/15/32, Series 2 265,000 282,550
Total Maryland 7,550,055
Massachusetts 2.3%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 262,278
5.000% 11/01/30, Series E 325,000 353,492
5.000% 07/01/31, Series B 790,000 818,497
5.000% 11/01/31, Series E 250,000 262,975
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(b)
435,000 370,042
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 399,104
5.000% 10/01/25 250,000 248,807
5.000% 07/01/34, Series E 110,000 110,047
5.000% 07/01/36, Series I 150,000 150,356
5.000% 07/01/36, Series K 150,000 151,299
4.000% 07/01/38, Series K 150,000 123,986
5.000% 10/01/38 400,000 363,829
4.000% 07/01/40 200,000 160,835
5.000% 07/01/41, Series I 350,000 326,928
5.000% 07/01/43, Series J2 850,000 833,126
5.000% 07/01/46 1,000,000 927,222
Massachusetts Housing Finance Agency,
Series B-2
Revenue Bonds
0.800%, 12/01/25 500,000 455,548
0.900%, 06/01/26 475,000 434,467
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 252,543
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 484,732
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 426,188
Total Massachusetts 7,916,301
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Michigan 2.7%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 416,747
City of Detroit
5.000% 04/01/35 400,000 392,750
5.000% 04/01/46, Series A 725,000 658,817
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 140,257
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 211,526
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 208,352
5.000% 07/01/31, Series C 1,565,000 1,588,998
5.250% 07/01/33, Series C 1,075,000 1,107,972
Michigan Finance Authority
Revenue Bonds
5.000% 07/01/32, Series C-3 500,000 502,647
5.000% 07/01/33, Series C 1,000,000 1,008,320
3.125% 12/01/35, Series A 100,000 82,082
5.000% 11/15/41 450,000 433,424
3.250% 11/15/42 150,000 106,107
5.000% 12/01/42, Series A-MI 605,000 592,158
4.000% 02/15/44, Series A 500,000 421,790
5.000% 11/01/44, Series A 1,400,000 1,353,669
Total Michigan 9,225,616
Minnesota 0.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 179,588
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 178,637
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 198,501
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 284,161
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 89,525
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 977,086

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Annual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 270,345
Total Minnesota 2,177,843
Mississippi 0.0%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 159,482
Missouri 1.4%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 500,000 418,338
4.000% 07/01/46, Series A 1,600,000 1,325,174
Health & Educational Facilities Authority of
The State of Missouri
Series A
Revenue Bonds
4.000%, 05/15/42 950,000 813,769
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 132,648
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 924,141
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 779,877
4.000%, 12/01/32 200,000 191,361
4.000%, 12/01/33 120,000 113,640
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 91,556
Total Missouri 4,790,504
Montana 0.1%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 308,798
Nebraska 0.5%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 560,515
4.100% 09/01/38, Series C 1,000,000 883,002
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 303,203
Total Nebraska 1,746,720
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nevada 0.3%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 893,208
New Jersey 9.7%
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 126,530
4.000% 11/01/27, Series A 370,000 369,180
5.000% 06/15/30, Series B 210,000 218,696
3.125% 07/01/31, Series A 145,000 130,165
5.000% 06/15/32, Series EEE 175,000 181,448
4.000% 06/15/34, Series QQQ 350,000 336,865
4.000% 07/01/34, Series A 1,065,000 956,018
5.000% 06/15/36, Series AAA 525,000 531,836
5.000% 11/01/36, Series A 675,000 695,146
4.000% 06/15/37, Series QQQ 200,000 184,986
4.000% 06/15/44 1,000,000 849,428
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 219,927
5.000% 10/01/36 1,325,000 1,345,856
5.000% 10/01/37 1,105,000 1,118,137
4.000% 07/01/44 435,000 363,126
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 451,197
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(b)
180,000 163,905
0.000% 12/15/26, Series C
(b)
210,000 183,544
5.000% 06/15/27, Series A-1 385,000 393,605
0.000% 12/15/27, Series A
(b)
300,000 251,403
0.000% 12/15/27, Series C
(b)
350,000 294,311
5.000% 06/15/28, Series A-1 240,000 244,664
0.000% 12/15/28, Series A
(b)
335,000 267,756
5.000% 06/15/29, Series BB-1 245,000 255,601
0.000% 12/15/29, Series A
(b)
850,000 645,787
5.000% 06/15/30, Series A 835,000 848,526
0.000% 12/15/30, Series C
(b)
225,000 163,755
5.000% 06/15/31, Series A 470,000 496,359
5.000% 06/15/31, Series BB 115,000 119,549
5.000% 06/15/32, Series D 385,000 386,224
5.250% 06/15/32, Series C 445,000 447,908
0.000% 12/15/32, Series C
(b)
2,205,000 1,449,174
0.000% 12/15/32, Series A
(b)
595,000 387,997
5.000% 12/15/32, Series A 2,215,000 2,292,886
5.000% 06/15/33, Series A 1,000,000 1,050,059
5.000% 06/15/33, Series BB-1 1,250,000 1,291,565
0.000% 12/15/33, Series C
(b)
705,000 446,465
5.000% 06/15/34, Series 2014 250,000 261,505
0.000% 12/15/34, Series A
(b)
815,000 475,515
0.000% 12/15/34, Series A
(b)
130,000 75,849
0.000% 12/15/34, Series C
(b)
250,000 149,878

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 15
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 12/15/34, Series A 1,075,000 1,101,991
4.750% 06/15/35, Series AA 350,000 350,879
5.000% 06/15/35, Series AA 2,000,000 2,083,992
0.000% 12/15/35, Series A
(b)
165,000 90,650
4.000% 06/15/36, Series A 850,000 792,329
4.000% 06/15/36, Series AA 1,510,000 1,421,328
5.000% 06/15/36, Series AA 945,000 975,280
4.000% 06/15/37, Series BB 250,000 231,233
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 1,260,000 1,285,342
5.000% 01/01/32, Series B 255,000 264,773
5.000% 01/01/32, Series E 1,695,000 1,738,346
4.000% 01/01/33, Series G 225,000 218,661
5.000% 01/01/33, Series B 750,000 777,260
5.000% 01/01/34, Series A 205,000 209,232
5.000% 01/01/34, Series E 395,000 397,855
5.000% 01/01/36, Series G 435,000 445,762
Total New Jersey 33,507,244
New Mexico 0.1%
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 391,742
New York 17.7%
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 114,142
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 131,887
City of New York
5.000% 08/01/27, Series A 735,000 749,316
5.000% 08/01/27, Series C-1 175,000 182,711
5.000% 08/01/27, Series E 150,000 156,609
5.000% 08/01/28, Series A-1 455,000 480,121
5.000% 08/01/28, Series C 620,000 636,793
5.000% 08/01/30, Series 1 605,000 626,311
5.000% 08/01/30, Series A-1 1,000,000 1,070,321
5.000% 04/01/32, Series L-5 240,000 257,611
5.000% 08/01/32, Series C-1 1,130,000 1,205,241
City of New York NY
5.000% 08/01/28, Series 2008
J-5 820,000 864,914
5.000% 04/01/31 1,065,000 1,124,857
5.000% 08/01/32, Series C 330,000 351,979
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 270,291
3.000% 07/01/36, Series B 320,000 236,285
5.000% 07/01/45, Series A 500,000 466,338
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(b)
220,000 183,943
5.250% 09/01/29, Series C 140,000 150,759
5.000% 09/01/34 810,000 848,392
5.000% 09/01/34, Series A 400,000 425,835
5.000% 09/01/37, Series A 250,000 259,378
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 280,587
5.000% 11/15/28, Series C-1 635,000 654,648
5.000% 11/15/31, Series C-1 560,000 574,399
5.000% 11/15/31, Series D 380,000 387,242
5.000% 11/15/31, Series D-1 705,000 714,225
5.000% 11/15/32, Series D 1,590,000 1,630,946
5.000% 11/15/33, Series D-1 555,000 564,763
4.000% 11/15/35, Series C-1 850,000 793,528
5.000% 11/15/35, Series B 305,000 308,127
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 122,216
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 265,000 253,505
2.000% 11/01/35, Series D-1B 370,000 270,625
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27, Series CC-2 285,000 292,872
5.000% 06/15/28, Series BB-2 530,000 555,722
5.000% 06/15/28, Series CC-2 880,000 916,425
5.000% 06/15/29, Series AA-2 230,000 246,398
5.000% 06/15/29, Series FF 640,000 648,419
5.000% 06/15/29, Series GG-2 500,000 526,816
5.000% 06/15/30, Series AA-2 335,000 361,864
5.000% 06/15/30, Series EE 630,000 680,521
5.000% 06/15/30, Series GG-1 505,000 545,497
5.000% 06/15/31, Series DD 1,000,000 1,088,124
5.000% 06/15/33, Series DD 755,000 816,937
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 605,820
2.400%, 11/15/35 350,000 267,104
New York State Dormitory Authority
Revenue Bonds
5.000% 07/01/29, Series A 415,000 426,357
5.000% 10/01/29, Series A 160,000 167,270
5.000% 07/01/30, Series A 295,000 301,178
5.000% 10/01/30, Series A 340,000 351,468
5.000% 08/01/31, Series A 200,000 198,505
5.000% 10/01/31, Series A 310,000 317,365
5.000% 08/01/32, Series A 390,000 386,415
5.000% 05/01/33, Series A 400,000 403,946
2.000% 07/01/33, Series 1 1,060,000 817,765
5.000% 07/01/33, Series A 525,000 542,816
5.000% 08/01/33, Series A 110,000 108,698
5.000% 10/01/33, Series A 1,490,000 1,543,290
5.000% 07/01/34, Series A 1,000,000 1,032,900
4.000% 10/01/34, Series A 300,000 289,228
5.000% 10/01/34, Series A 2,115,000 2,212,415
4.000% 07/01/35, Series A 1,650,000 1,578,620
5.000% 07/01/35, Series A 450,000 456,266
5.000% 10/01/35, Series A 870,000 912,641
5.000% 05/01/38, Series A 750,000 747,434

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Annual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York State Environmental Facilities
Corp.
Series A
Revenue Bonds
5.000%, 06/15/27 250,000 262,467
New York State Housing Finance Agency
Revenue Bonds
1.100% 05/01/26, Series E 250,000 231,360
1.100% 11/01/61, Series J-2
(Mandatory Put 05/01/27) 1,335,000 1,183,929
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 211,049
4.000% 01/01/36, Series O 250,000 241,244
4.000% 01/01/38, Series B 150,000 133,937
4.000% 01/01/41, Series O 1,000,000 875,327
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 194,795
3.000% 08/01/31 250,000 209,544
5.000% 12/01/31 1,000,000 1,000,996
5.000% 12/01/32, Series A 180,000 178,900
5.000% 01/01/34 175,000 168,451
5.000% 07/01/34, Series A-P3 1,490,000 1,474,622
5.000% 10/01/35 1,155,000 1,095,425
5.000% 01/01/36 150,000 142,713
5.375% 08/01/36 1,000,000 966,349
5.000% 12/01/36, Series A 425,000 422,872
5.000% 10/01/40 1,000,000 908,441
4.000% 12/01/42, Series C 160,000 135,071
4.375% 10/01/45 2,750,000 2,264,278
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 234,621
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/27, Series 207 860,000 880,924
5.000% 09/15/29, Series 207 800,000 812,745
4.000% 03/15/30, Series 207 300,000 289,809
5.000% 07/15/31, Series 209 300,000 315,273
5.000% 09/15/31, Series 207 500,000 509,232
3.250% 05/01/33, Series 189 230,000 209,545
5.000% 10/15/33, Series 194 440,000 449,762
5.000% 11/15/33, Series 205 835,000 866,382
5.000% 07/15/35, Series 222 870,000 916,806
5.000% 10/15/35, Series 194 405,000 411,497
State of New York Mortgage Agency
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 453,976
1.900% 10/01/31, Series 233 250,000 200,289
2.400% 10/01/34, Series 220 140,000 108,003
2.650% 10/01/34, Series 223 250,000 198,230
2.200% 10/01/36, Series 239 560,000 378,216
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 626,854
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000% 11/15/31, Series A 485,000 498,501
5.000% 11/15/31, Series B 1,370,000 1,462,460
0.000% 11/15/32, Series B
(b)
220,000 150,592
5.000% 11/15/36, Series B 1,000,000 1,022,346
Total New York 60,993,774
North Carolina 0.2%
Charlotte-Mecklenburg Hospital Authority
(The)
Series D (Mandatory Put 12/01/31)
Revenue Bonds
5.000%, 01/15/49 205,000 217,394
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 316,680
Total North Carolina 534,074
North Dakota 0.4%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 703,837
County of Ward, Series C
Revenue Bonds
5.000%, 06/01/34 200,000 173,566
5.000%, 06/01/43 500,000 384,611
North Dakota Housing Finance Agency
Series A
Revenue Bonds
2.750%, 07/01/27 185,000 175,018
Total North Dakota 1,437,032
Ohio 3.5%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 212,436
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 869,579
5.000% 02/15/35, Series B 1,000,000 1,041,827
5.000% 02/15/35, Series C 250,000 260,456
4.000% 02/15/36, Series A 385,000 360,847
City of Columbus, Series A
4.000%, 08/15/27 380,000 381,372
5.000%, 04/01/28 125,000 132,155
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 547,310
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 169,344
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 60,412
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 775,000 808,360
5.700% 02/15/34, Series A-4 285,000 305,828

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 17
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.750% 02/15/35, Series A-4 150,000 166,664
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,000,000 1,063,073
5.000% 12/01/29 1,050,000 1,124,603
5.000% 12/01/32, Series A 1,010,000 1,042,772
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 2,000,000 2,094,897
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 110,531
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 113,452
3.250% 01/01/37, Series A 140,000 116,645
4.000% 01/01/40, Series B 600,000 533,141
4.000% 01/01/46, Series B 575,000 482,137
State of Ohio
5.000% 09/15/28, Series B 195,000 207,121
Total Ohio 12,204,962
Oklahoma 0.5%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/30 200,000 206,361
5.000%, 06/01/31 525,000 539,824
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 121,576
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 429,853
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 324,724
Total Oklahoma 1,622,338
Oregon 0.9%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 409,267
Medford Hospital Facilities Authority,
Series A
Revenue Bonds
5.000%, 08/15/38 655,000 654,542
5.000%, 08/15/45 700,000 679,286
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 870,720
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 203,906
4.000%, 05/15/41 240,000 199,824
Total Oregon 3,017,545
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania 7.1%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 470,000 429,926
4.000% 07/15/39, Series A 1,000,000 871,772
4.000% 04/01/44, Series A 680,000 541,780
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 924,590
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 320,556
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 138,740
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 85,321
4.000% 09/01/41, Series A 440,000 372,381
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 249,476
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,015,102
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 266,552
5.000% 01/01/28, Series 1 600,000 622,186
5.000% 09/15/28, Series 2 200,000 206,813
5.000% 03/15/29, Series 1 955,000 965,341
4.000% 09/15/31 505,000 500,908
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 824,992
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(a)
100,000 80,902
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 45,000 47,814
5.500% 08/01/28, Series A 1,080,000 1,146,559
5.750% 07/01/32 100,000 112,027
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 369,512
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 97,873
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 304,107

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Annual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,379,862
5.000%, 12/31/32 1,000,000 1,004,744
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/44 500,000 421,832
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 443,199
3.650% 10/01/32, Series 122 135,000 127,544
3.550% 10/01/33, Series 127B 360,000 325,238
2.070% 10/01/36, Series 136 100,000 70,733
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 465,000 477,366
5.000% 06/01/28, Series B-2 320,000 331,735
6.000% 12/01/30, Series E 760,000 809,006
5.000% 12/01/33 475,000 508,712
5.000% 06/01/36, Series B 1,000,000 1,011,900
4.000% 12/01/43, Series A 1,500,000 1,277,811
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 308,780
5.000% 04/01/33, Series 2015 225,000 228,555
4.000% 05/01/42 1,000,000 648,923
5.000% 09/01/42, Series A 200,000 192,621
Pittsburgh Water & Sewer Authority
Revenue Bonds
5.000% 09/01/26, Series A 130,000 133,468
5.000% 09/01/31, Series B 1,050,000 1,116,341
5.000% 09/01/33, Series B 1,130,000 1,207,737
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 479,926
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,460,377
Total Pennsylvania 24,461,640
Rhode Island 0.4%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 886,698
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 358,908
Total Rhode Island 1,245,606
South Carolina 1.4%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 94,681
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 07/01/32, Series C 300,000 308,633
5.000% 05/01/43, Series A 650,000 628,005
4.000% 12/01/44, Series A 950,000 792,251
4.250% 02/01/48 1,000,000 869,913
South Carolina Public Service Authority,
Series A
Revenue Bonds
5.000%, 12/01/31 950,000 963,198
5.000%, 12/01/33 1,125,000 1,138,502
Total South Carolina 4,795,183
South Dakota 0.6%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/35 180,000 181,310
4.000% 07/01/37 150,000 131,640
5.000% 11/01/44, Series B 1,000,000 954,547
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 470,874
3.400% 11/01/32, Series B 355,000 321,893
Total South Dakota 2,060,264
Tennessee 0.9%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 93,252
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,024,980
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 154,773
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,452,546
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 245,000 229,358
Total Tennessee 2,954,909
Texas 9.9%
Alamo Community College District
5.000%, 08/15/28 330,000 344,333
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 233,505

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 19
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(b)
150,000 121,915
0.000% 08/15/29, Series A
(b)
270,000 209,076
5.000% 08/15/34, Series C 1,740,000 1,697,909
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 199,120
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,548,287
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 596,572
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 235,894
City of Houston
Series A
5.000%, 03/01/26 355,000 364,540
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 486,435
4.000% 07/15/41, Series B-1 1,450,000 1,145,977
4.500% 07/01/53, Series A 1,000,000 854,361
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 719,548
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
4.000% 02/01/32, Series B 1,000,000 980,136
4.000% 02/01/36 750,000 712,493
5.000% 02/01/36 1,130,000 1,161,894
County of Harris, Series A
5.000%, 10/01/25 225,000 229,619
5.000%, 10/01/28 100,000 105,615
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 892,044
Dallas College
5.000%, 02/15/33 1,455,000 1,513,601
Dallas Fort Worth International Airport
Revenue Bonds
4.000%, 11/01/34 1,255,000 1,211,110
Fort Bend Independent School District
5.000%, 08/15/29 480,000 498,817
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 236,935
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(b)
200,000 114,476
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 374,030
5.000%, 05/15/35 350,000 359,424
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 321,207
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 100,228
4.000% 08/15/40, Series A 225,000 199,122
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 255,128
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/28, Series D
(b)
230,000 194,546
5.000% 01/01/29, Series A 250,000 256,327
0.000% 01/01/30, Series D
(b)
500,000 386,642
5.000% 01/01/30, Series A 325,000 332,932
5.000% 01/01/31, Series A 850,000 870,573
0.000% 01/01/34, Series D
(b)
410,000 258,827
5.000% 01/01/36, Series A 370,000 376,246
4.000% 01/01/37, Series A 465,000 432,402
4.000% 01/01/38, Series A 1,825,000 1,636,785
4.125% 01/01/40, Series A 1,000,000 907,137
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 94,505
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 951,710
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 903,300
Round Rock Independent School District
Series A
5.000%, 08/01/30 315,000 335,990
San Antonio Water System
Series A
Revenue Bonds
5.000%, 05/15/31 840,000 863,585
State of Texas
Series A
5.000%, 10/01/29 270,000 275,213
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 122,820
5.000% 05/15/37 100,000 82,847
4.000% 10/01/47 485,000 399,826

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Annual Report 2023
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 228,669
Texas Water Development Board
Revenue Bonds
5.000% 04/15/28, Series A 315,000 329,883
5.000% 10/15/28, Series A 200,000 210,545
5.000% 08/01/30 750,000 806,861
5.000% 10/15/31, Series A 605,000 619,619
5.000% 08/01/32 500,000 536,664
5.000% 10/15/32, Series B 1,000,000 1,054,446
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 783,637
5.000%, 08/01/30 550,000 586,832
3.000%, 08/01/31 1,415,000 1,293,170
Total Texas 34,155,890
Utah 1.0%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 101,694
5.000%, 07/01/35 500,000 502,251
5.000%, 07/01/37 1,515,000 1,506,912
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 542,692
5.000%, 07/01/35 700,000 745,519
Total Utah 3,399,068
Virginia 0.1%
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 218,774
Washington 2.1%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,500,000 1,526,773
County of King
4.000%, 07/01/30 250,000 250,278
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 242,853
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 512,091
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 201,123
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,015,873
5.000% 07/01/29, Series B 210,000 215,167
5.000% 08/01/30, Series
R-2018C 555,000 580,620
5.000% 08/01/31, Series A-1 1,000,000 1,088,469
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 146,874
5.000% 10/01/38, Series D 350,000 333,177
5.000% 08/15/45, Series A 425,000 418,111
5.000% 09/01/45 300,000 291,441
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 196,044
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 82,701
Total Washington 7,101,595
Wisconsin 0.9%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 194,400
4.000%, 01/01/45 200,000 160,283
State of Wisconsin
5.000% 05/01/28, Series 4 450,000 455,541
5.000% 11/01/28, Series 2 500,000 516,260
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 157,384
4.000% 04/01/39, Series A 1,450,000 1,285,449
3.500% 02/15/46, Series A 690,000 457,724
Total Wisconsin 3,227,041
Total Municipal Bonds
(Cost $369,112,805) 338,921,395
Money Market Funds 0 .1%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 3.852%
(c)
276,043 275,988
Total Money Market Funds
(Cost $275,988) 275,988
Total Investments in Securities
(Cost $369,388,793) 339,197,383
Other Assets & Liabilities, Net 4,684,103
Net Assets 343,881,486
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $3,683,709, which represents 1.07% of total net assets.
(b) Zero coupon bond.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 21
(c) The rate shown is the seven-day current annualized yield at October 31, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 338,921,395 – 338,921,395
Money Market Funds 275,988 – – 275,988
Total Investments in Securities 275,988 338,921,395 – 339,197,383
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Strategic Beta ETFs | Annual Report 2023
Assets
Investments in securities, at value
Unaffiliated issuers (cost $369,388,793) $339,197,383
Cash 292
Receivable for:
Interest 4,750,042
Dividends 1,332
Total assets 343,949,049
Liabilities
Payable for:
Investment management fees 67,563
Total liabilities 67,563
Net assets applicable to outstanding capital stock $343,881,486
Represented by:
Paid-in capital $377,053,043
Total distributable earnings (loss) (33,171,557)
Total - representing net assets applicable to outstanding capital stock $343,881,486
Shares outstanding 17,850,000
Net asset value per share $19.27

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 23
Investment Income:
Interest $8,456,756
Dividends - unaffiliated issuers 46,178
Total income 8,502,934
Expenses:
Investment management fees 708,182
Overdraft expense 36
Total expenses 708,218
Net Investment Income 7,794,716
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (2,995,275)
Net realized loss (2,995,275)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (4,132,717)
Net change in unrealized depreciation (4,132,717)
Net realized and unrealized loss (7,127,992)
Net Increase in net assets resulting from operations $666,724

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Strategic Beta ETFs | Annual Report 2023
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income $7,794,716 $3,083,410
Net realized loss (2,995,275) (760,476)
Net change in unrealized depreciation (4,132,717) (28,317,930)
Net increase (decrease) in net assets resulting from operations 666,724 (25,994,996)
Distributions to shareholders
Net investment income and net realized gains (7,360,843) (3,038,834)
Shareholder transactions
Proceeds from shares sold 126,990,925 133,379,155
Cost of shares redeemed – (22,379,887)
Net increase in net assets resulting from shareholder transactions 126,990,925 110,999,268
Increase in net assets 120,296,806 81,965,438
Net Assets:
Net assets beginning of year 223,584,680 141,619,242
Net assets at end of year $343,881,486 $223,584,680
Capital stock activity
Shares outstanding, beginning of year 11,600,000 6,350,000
Shares sold 6,250,000 6,300,000
Shares redeemed – (1,050,000)
Shares outstanding, end of year 17,850,000 11,600,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 25
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of year $ 19 .27 $ 22 .30 $ 21 .83 $ 21 .56 $ 20 .02
Income (loss) from investment operations:
Net investment income 0 .51 0 .34 0 .37 0 .51 0 .56
Net realized and unrealized gain (loss) ( 0 .02 ) ( 3 .03 ) 0 .52 0 .30 1 .51
Total from investment operations 0 .49 ( 2 .69 ) 0 .89 0 .81 2 .07
Less distributions to shareholders:
Net investment income ( 0 .49 ) ( 0 .32 ) ( 0 .38 ) ( 0 .51 ) ( 0 .53 )
Net realized gains – ( 0 .02 ) ( 0 .04 ) ( 0 .03 ) –
Total distribution to shareholders ( 0 .49 ) ( 0 .34 ) ( 0 .42 ) ( 0 .54 ) ( 0 .53 )
Net asset value, end of year $ 19 .27 $ 19 .27 $ 22 .30 $ 21 .83 $ 21 .56
Total Return at NAV 2 .44% ( 12 .17 ) % 4 .11% 3 .82% 10 .42%
Total Return at Market Price 2 .38% ( 12 .40 ) % 3 .85% 4 .18% 10 .24%
Ratios to average net assets:
Total gross expenses
(a)
0 .23%
(b)
0 .23%
(b)
0 .23%
(b)
0 .23% 0 .26%
Total net expenses
(a)(c)
0 .23%
(b)
0 .23%
(b)
0 .23%
(b)
0 .23% 0 .26%
Net investment income 2 .53% 1 .63% 1 .65% 2 .37% 2 .67%
Supplemental data
Net assets, end of
year
(in thousands) $ 343,881 $ 223,585 $ 141,619 $ 56,769 $ 26,946
Portfolio turnover 11% 14% 6% 11% 20%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2023
26 Strategic Beta ETFs | Annual Report 2023
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 27
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
28 Strategic Beta ETFs | Annual Report 2023
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, and principal and/or interest of fixed income securities. To the extent these differences are

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 29
permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2023, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $144,994,709 and $32,611,385, respectively, for the year ended October 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2023, the cost basis of securities contributed was $18,948,635.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2023, the Fund did not have in-kind redemptions.
Year Ended October 31, 2023 Year Ended October 31, 2022
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
99,373 7,261,470 - 7,360,843 28,543 2,892,137 118,154 3,038,834
Undistributed
ordinary income ($)
Undistributed
tax-exempt
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
- 770,452 - (3,743,459) (30,198,550)
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
369,395,933 92,665 (30,291,215) (30,198,550)
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
1,837,742 1,905,717 3,743,459 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
30 Strategic Beta ETFs | Annual Report 2023
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2023.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 31
could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
32 Strategic Beta ETFs | Annual Report 2023
positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Strategic Beta ETFs | Annual Report 2023 33
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Multi-Sector Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Multi-Sector Municipal Income ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 28, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
34 Strategic Beta ETFs | Annual Report 2023
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2023 . Shareholders will be notiﬁed in early 2024 of the amounts for use in preparing 2023 income tax returns.
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Exempt-
interest
dividends
98.72%

TRUSTEES AND OFFICERS
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 35
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent tr ustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
170 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue and
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
170 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since
2023;Trustee
since 2007
President, Springboard - Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
170 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee), since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee)
(financial services),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
170 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council since January 2020;
Adjunct Professor of Finance, Bentley
University, since January 2018; Consultant
to Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
168 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios, (former
mutual fund complex),
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to Independent Trustees of
CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
168 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), 2004-2019;
former Director, Boston
Public Library Foundation,
2008-2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor Emeritus of Economics and
Management, Bentley University, since
2023; Professor of Economics and
Management, Bentley University, 1976-
2023; Dean, McCallum Graduate School of
Business, Bentley University, 1992-2002
170 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
170 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since
1996
Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
170 Director, SpartanNash
Company since November
2013 (Chair of the Board,
since May 2021) (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007-2010; Director, Wellington Trust
Company, NA and other Wellington affiliates,
1997-2010
168 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
168 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2004
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
170 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
168 Independent Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2010-2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director (Investment
Committee), Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 39
*The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
170 Former Director, NAPE
(National Alliance for
Partnerships in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, since
2022
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021; Co-President and
Principal Executive Officer, Columbia Acorn/
Wanger Funds, since July 2021
170
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022; Director,
Columbia Threadneedle
Canada, Inc., since
December 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2023
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is President and Principal Executive
Officer, the Fund’s other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and North America Head of Operations & Investor Services,
Columbia Management Investment Advisers, LLC, since June 2023 (previously
Senior Vice President and Head of Global Operations & Investor Services, March
2022 - June 2023, Vice President, Head of North America Operations, and Co-Head
of Global Operations, June 2019 - February 2022 and Vice President – Accounting
and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust Company, since June 2023.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc., since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 41
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010;
Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC, since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5903 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; Director (since January 2007) and President
(since October 2014), Columbia Management Investment Services Corp.; Director
(since December 2017) and President (since January 2017), Ameriprise Trust
Company.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2023
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Multi-Sector Municipal Income ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June
2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 43
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2023
fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN303_10_N01_(12/23)
CET001942
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2023
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

Strategic Beta ETFs | Annual Report 2023

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Research Enhanced Value ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Understanding Your Fund’s Expenses 11
Portfolio of Investments 12
Statement of Assets and Liabilities 24
Statement of Operations 25
Statement of Changes in Net Assets 26
Financial Highlights 27
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 37
Federal Income Tax Information 38
Trustees and Officers 39
Approval of Investment Management Services Agreement 46
Additional Information 49

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023
Investment objective
Columbia Research Enhanced Core ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000 ®
Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year Life
Market Price 09/25/19 8.37 11.40
Net Asset Value 09/25/19 8.53 11.36
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index 8.69 11.57
Russell 1000® Index 9.48 10.25

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at October 31, 2023)
Information Technology 26 .8
Financials 13 .1
Health Care 12 .6
Consumer Discretionary 10 .7
Industrials 9 .5
Communication Services 8 .5
Consumer Staples 6 .3
Energy 4 .6
Real Estate 2 .7
Materials 2 .7
Utilities 2 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 5
For the 12-month period that ended October 31, 2023, Columbia Research Enhanced Core ETF returned 8.53% based on net asset value (NAV) and 8.37% based on market price. The Beta Advantage ® Research Enhanced U.S. Equity Index (the
Index), against which the performance of the Fund is measured, returned 8.69% during the same period. To compare, the
Russell 1000® Index returned 9.48% for the same period.
The Fund had a NAV of $22.98 on October 31, 2022 and ended the annual period on October 31, 2023 with a NAV of
$24.59. The Fund’s market price on October 31, 2023 was $24.62 per share.
Market overview
U.S. equities gained during the annual period overall. As the annual period began in November 2022, the U.S. equity market ticked higher, despite a 75 basis point interest rate increase by the U.S. Federal Reserve (Fed), both on hopes that rate hikes beyond November would be smaller and on resilient third calendar quarter corporate earnings reports.
(A basis point is 1/100th of a percentage point.) The Fed then raised the federal funds target rate 50 basis points in
December, but a stronger than consensus expected November jobs report rattled the market, intensifying worries about how high the Fed might raise interest rates in 2023. U.S. equities gained in the first quarter of 2023, attributable primarily to January, based on hopes the Fed had largely finished raising interest rates. Also, a string of better than expected economic data fueled optimism the U.S. may be able to avoid a recession. However, the investment backdrop grew more challenging as the quarter progressed, given persistent inflation and the failure of several U.S. regional banks. Despite apprehension in the banking sector, investor sentiment improved in the second calendar quarter as the Fed slowed its pace of interest rate hikes in response to cooling inflation. Investors were further encouraged by economic growth and corporate earnings, which, though slowing, did not decline to the extent the markets had anticipated in late 2022.
Notably, however, most of the quarter’s positive return was generated by a small group of mega-cap technology-related stocks, especially from companies expected to benefit from the evolution of artificial intelligence (AI).
Following two quarters of gains, the broad U.S. equity market stumbled toward the end of the annual period. In July and
August 2023, optimism surrounding a slowing trend in inflation, combined with resilient preliminary second calendar quarter economic growth data, supported U.S. equities and fueled a soft landing narrative. Though economic activity remained rather resilient, a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings, along with worries about a looming federal government shutdown, strikes against automakers by the
United Auto Workers, upward pressure on long-term U.S. Treasury yields and outbreak of war in the Middle East, drove a decline in the U.S. equity market in September and October. The Fed acted in line with expectations, hiking interest rates
25 basis points in July and keeping rates unchanged at a range of 5.25%-5.50% in September.
For the annual period overall, capitalization segment performance within the broad U.S. equity market was mixed. Large-
cap stocks were strongest, posting solid positive absolute returns. Mid-cap stocks and small-cap stocks each generated negative absolute returns for the annual period. Growth stocks outpaced value stocks across the capitalization spectrum, but most significantly in the large-cap segment of the U.S. equity market. Within the Russell 1000® Index, communication services and information technology were by far the best performing sectors during the annual period, followed at some distance by consumer discretionary. The weakest performing sectors in the Russell 1000® Index were utilities, real estate and health care, with each generating a negative absolute return during the annual period.
The Fund’s notable detractors during the period
Index constituents in the health care, information technology and industrials sectors detracted most from the Index’s results relative to the Russell 1000® Index during the annual period.
Relative to the Russell 1000® Index, an underweight position in graphics and computer and networking solutions provider NVIDIA Corp. and having no exposure to e-commerce retailing giant Amazon.com, Inc. and semiconductor device developer Broadcom, Inc. detracted most. NVIDIA generated a triple-digit positive absolute return, and Amazon.
com, Inc. and Broadcom, Inc. each posted a robust double-digit positive absolute return within the Russell 1000® Index during the annual period. The Fund's position in NVIDIA was eliminated during the period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2023
The Fund’s notable contributors during the period
Index constituents in the communication services, consumer discretionary and utilities sectors contributed most positively to the Index’s results relative to the Russell 1000® Index during the period.
Relative to the Russell 1000® Index, overweight positions in Facebook parent company Meta Platforms, Inc. (Class A)
and software behemoth Microsoft Corp. and having no exposure to electric vehicle maker Tesla, Inc. contributed most positively. Meta Platforms posted a triple-digit positive absolute return and Microsoft generated a double-digit positive absolute return within the Fund’s portfolio during the annual period. Tesla posted a double-digit negative absolute return within the Russell 1000® Index during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the Fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023
Investment objective
Columbia Research Enhanced Value ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000 ® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000 ® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year Life
Market Price 09/25/19 1.55 7.03
Net Asset Value 09/25/19 2.02 7.12
{
Beta Advantage®
}
Research
Enhanced U.S. Value Index 2.19 7.26
Russell 1000® Value Index 0.13 5.77

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at October 31, 2023)
Financials 20 .3
Health Care 15 .3
Industrials 13 .3
Energy 9 .0
Information Technology 8 .9
Consumer Staples 8 .6
Utilities 5 .3
Communication Services 5 .0
Materials 4 .9
Consumer Discretionary 4 .7
Real Estate 4 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 9
For the 12-month period that ended October 31, 2023, Columbia Research Enhanced Value ETF returned 2.02% based on net asset value (NAV) and 1.55% based on market price. The Beta Advantage ® Research Enhanced U.S. Value Index (the
Index), against which the performance of the Fund is measured, returned 2.19% during the same period. To compare, the
Russell 1000® Value Index returned 0.13% for the same period.
The Fund had a NAV of $19.74 on October 31, 2022 and ended the annual period on October 31, 2023 with a NAV of
$19.65. The Fund’s market price on October 31, 2023 was $19.60 per share.
Market overview
U.S. equities gained during the annual period overall, although growth-oriented stocks significantly outperformed value-
oriented stocks across the capitalization spectrum. As the annual period began in November 2022, the U.S. equity market ticked higher, despite a 75 basis point interest rate increase by the U.S. Federal Reserve (Fed), both on hopes that rate hikes beyond November would be smaller and on resilient third calendar quarter corporate earnings reports.
(A basis point is 1/100th of a percentage point.) The Fed then raised the federal funds target rate 50 basis points in
December, but a stronger than consensus expected November jobs report rattled the market, intensifying worries about how high the Fed might raise interest rates in 2023. U.S. equities gained in the first quarter of 2023, attributable primarily to January, based on hopes the Fed had largely finished raising interest rates. Also, a string of better than expected economic data fueled optimism the U.S. may be able to avoid a recession. However, the investment backdrop grew more challenging as the quarter progressed, given persistent inflation and the failure of several U.S. regional banks. Despite apprehension in the banking sector, investor sentiment improved in the second calendar quarter as the Fed slowed its pace of interest rate hikes in response to cooling inflation. Investors were further encouraged by economic growth and corporate earnings, which, though slowing, did not decline to the extent the markets had anticipated in late 2022.
Notably, however, most of the quarter’s positive return was generated by a small group of mega-cap technology-related stocks, especially from companies expected to benefit from the evolution of artificial intelligence (AI).
Following two quarters of gains, the broad U.S. equity market stumbled toward the end of the annual period. In July and
August 2023, optimism surrounding a slowing trend in inflation, combined with resilient preliminary second calendar quarter economic growth data, supported U.S. equities and fueled a soft landing narrative. Though economic activity remained rather resilient, a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings, along with worries about a looming federal government shutdown, strikes against automakers by the
United Auto Workers, upward pressure on long-term U.S. Treasury yields and outbreak of war in the Middle East, drove a decline in the U.S. equity market in September and October. The Fed acted in line with expectations, hiking interest rates
25 basis points in July and keeping rates unchanged at a range of 5.25%-5.50% in September.
For the annual period overall, capitalization segment performance within the broad U.S. equity market was mixed.
Large-cap stocks were strongest, posting solid positive absolute returns. Mid-cap stocks and small-cap stocks each generated negative absolute returns for the annual period. Growth stocks outpaced value stocks across the capitalization spectrum, but most significantly in the large-cap segment of the U.S. equity market. Within the Russell 1000® Value
Index, communication services was by far the best performing sector during the annual period, followed at some distance by information technology and industrials. The weakest performing sectors in the Russell 1000® Value Index were health care, utilities and real estate, with each generating a negative absolute return during the annual period.
The Fund’s notable detractors during the period
Index constituents in the health care, financials and industrials sectors detracted most from the Index’s results relative to the Russell 1000® Value Index during annual period.
Relative to the Russell 1000® Value Index, having no exposure to diversified conglomerate holding company Berkshire
Hathaway, Inc.-Class B and overweight positions in diversified financial services company Wells Fargo & Co. and biopharmaceuticals company Bristol-Myers Squibb Co. detracted most. Berkshire Hathaway generated a double-digit positive absolute return, while Wells Fargo and Bristol-Myers Squibb each posted a double-digit negative absolute return during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
10 Strategic Beta ETFs | Annual Report 2023
The Fund’s notable contributors during the period
Index constituents in the communication services, consumer discretionary and utilities sectors contributed most positively to the Index’s results relative to the Russell 1000® Value Index during the annual period.
Relative to the Russell 1000® Value Index, overweight positions in Facebook parent company Meta Platforms,
Inc. (Class A) and Internet Protocol-based networking products and services company Cisco Systems, Inc. and an underweight position in diversified financial institution Bank of America Corp. contributed most positively. During the annual period, Meta Platforms generated a triple-digit positive absolute return; Cisco Systems posted a double-digit positive absolute return; and Bank of America generated a negative absolute return.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the Fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 11
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2023 — October 31, 2023
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 1,002.40 1,024.45 0.76 0.77 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 968.50 1,024.25 0.94 0.97 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Annual Report 2023
Common Stocks 99 .5%
Issuer Shares Value ($)
Communication Services  8.5%
Entertainment 0.2%
Electronic Arts, Inc. 2,478 306,752
Live Nation Entertainment, Inc.
(a)
1,329 106,346
Madison Square Garden Sports Corp.
(a)
163 27,407
Playtika Holding Corp.
(a)
217 1,823
Total 442,328
Interactive Media & Services 8.0%
Alphabet, Inc. Class A
(a)
53,736 6,667,563
Alphabet, Inc. Class C
(a)
45,988 5,762,296
Meta Platforms, Inc. Class A
(a)
19,050 5,739,194
Pinterest, Inc. Class A
(a)
5,119 152,956
TripAdvisor, Inc.
(a)
987 14,568
Total 18,336,577
Media 0.3%
Fox Corp. Class A 2,414 73,361
Fox Corp. Class B 1,227 34,245
New York Times Co. (The) Class A 1,452 58,530
News Corp. Class A 3,408 70,477
News Corp. Class B 1,038 22,255
Nexstar Media Group, Inc. 320 44,826
Omnicom Group, Inc. 1,791 134,164
Trade Desk, Inc. (The) Class A
(a)
3,908 277,312
Total 715,170
Total Communication Services 19,494,075
Consumer Discretionary  10.7%
Automobile Components 0.1%
BorgWarner, Inc. 7,076 261,105
Phinia, Inc. 1,415 36,620
Total 297,725
Automobiles 0.1%
Thor Industries, Inc. 1,626 142,974
Broadline Retail 0.7%
Coupang, Inc.
(a)
32,785 557,345
eBay, Inc. 17,459 684,917
Etsy, Inc.
(a)
3,667 228,454
Nordstrom, Inc. 3,739 52,271
Total 1,522,987
Distributors 0.4%
Genuine Parts Co. 4,328 557,706
LKQ Corp. 8,555 375,736
Total 933,442
Diversified Consumer Services 0.1%
ADT, Inc. 6,493 36,751
H&R Block, Inc. 4,725 193,961
Total 230,712
Hotels, Restaurants & Leisure 3.3%
Booking Holdings, Inc.
(a)
1,200 3,347,472
Boyd Gaming Corp. 2,396 132,379
Caesars Entertainment, Inc.
(a)
6,602 263,354
Darden Restaurants, Inc. 3,832 557,671
Expedia Group, Inc.
(a)
4,719 449,674
Hilton Worldwide Holdings, Inc. 8,418 1,275,580
Hyatt Hotels Corp. Class A 1,516 155,299
MGM Resorts International 9,211 321,648
Penn Entertainment, Inc.
(a)
5,293 104,431
Royal Caribbean Cruises Ltd.
(a)
7,154 606,158
Travel + Leisure Co. 2,292 77,997
Wendy's Co. (The) 5,516 104,914
Wynn Resorts Ltd. 3,331 292,395
Total 7,688,972
Common Stocks (continued)
Issuer Shares Value ($)
Household Durables 1.6%
DR Horton, Inc. 9,776 1,020,614
Leggett & Platt, Inc. 4,411 103,350
Lennar Corp. Class A 7,583 808,954
Lennar Corp. Class B 408 40,233
Mohawk Industries, Inc.
(a)
1,652 132,788
NVR, Inc.
(a)
90 487,136
PulteGroup, Inc. 6,816 501,589
Toll Brothers, Inc. 3,542 250,455
TopBuild Corp.
(a)
970 221,897
Total 3,567,016
Specialty Retail 4.1%
AutoNation, Inc.
(a)
919 119,543
AutoZone, Inc.
(a)
549 1,359,944
Bath & Body Works, Inc. 7,969 236,281
Best Buy Co., Inc. 5,941 396,978
Gap, Inc. (The) 6,186 79,181
Murphy USA, Inc. 635 230,308
O'Reilly Automotive, Inc.
(a)
1,907 1,774,349
Penske Automotive Group, Inc. 644 92,144
Ross Stores, Inc. 10,385 1,204,348
TJX Cos., Inc. (The) 35,606 3,135,820
Ulta Beauty, Inc.
(a)
1,510 575,778
Williams-Sonoma, Inc. 2,086 313,401
Total 9,518,075
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.
(a)
808 482,424
Tapestry, Inc. 7,469 205,846
Total 688,270
Total Consumer Discretionary 24,590,173
Consumer Staples  6.3%
Beverages 1.1%
Coca-Cola Co. (The) 42,676 2,410,767
Molson Coors Beverage Co. Class B 1,955 112,941
Total 2,523,708
Consumer Staples Distribution 1.4%
Casey's General Stores, Inc. 415 112,842
Kroger Co. (The) 7,230 328,025
Walgreens Boots Alliance, Inc. 7,810 164,635
Walmart, Inc. 15,634 2,554,752
Total 3,160,254
Food Products 0.9%
Archer-Daniels-Midland Co. 5,711 408,736
Campbell Soup Co. 2,156 87,124
Conagra Brands, Inc. 5,288 144,680
General Mills, Inc. 6,730 439,065
Hershey Co. (The) 1,609 301,446
JM Smucker Co. (The) 1,089 123,972
Kellanova 2,919 147,322
Kraft Heinz Co. (The) 9,033 284,178
Seaboard Corp. 3 10,521
WK Kellogg Co.
(a)
727 7,284
Total 1,954,328
Household Products 1.9%
Clorox Co. (The) 1,393 163,956
Kimberly-Clark Corp. 3,690 441,472
Procter & Gamble Co. (The) 25,807 3,871,824
Total 4,477,252
Tobacco 1.0%
Altria Group, Inc. 20,577 826,578

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 13
Common Stocks (continued)
Issuer Shares Value ($)
Philip Morris International, Inc. 16,872 1,504,308
Total 2,330,886
Total Consumer Staples 14,446,428
Energy  4.5%
Energy Equipment & Services 0.6%
Baker Hughes Co. 8,661 298,111
Halliburton Co. 7,646 300,794
NOV, Inc. 3,431 68,483
Schlumberger NV 12,221 680,221
TechnipFMC PLC 3,817 82,142
Total 1,429,751
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp. 15,470 2,254,443
ConocoPhillips 10,434 1,239,559
EQT Corp. 3,054 129,428
Exxon Mobil Corp. 35,600 3,768,260
HF Sinclair Corp. 1,210 67,010
Marathon Oil Corp. 5,467 149,304
Marathon Petroleum Corp. 3,636 549,945
Phillips 66 4,061 463,238
Valero Energy Corp. 2,992 379,984
Total 9,001,171
Total Energy 10,430,922
Financials  13.0%
Banks 5.4%
Bank of America Corp. 98,093 2,583,770
Bank OZK 1,537 55,040
BOK Financial Corp. 402 26,339
Citigroup, Inc. 27,307 1,078,353
Comerica, Inc. 1,891 74,505
East West Bancorp, Inc. 1,980 106,168
First Citizens BancShares, Inc. Class A 148 204,349
First Horizon Corp. 7,780 83,635
FNB Corp. 5,177 55,342
Huntington Bancshares, Inc. 20,726 200,006
JPMorgan Chase & Co. 39,884 5,546,269
Synovus Financial Corp. 2,040 53,183
Webster Financial Corp. 2,512 95,381
Wells Fargo & Co. 51,854 2,062,233
Western Alliance Bancorp 1,649 67,774
Zions Bancorp NA 2,282 70,400
Total 12,362,747
Capital Markets 2.3%
Affiliated Managers Group, Inc. 497 61,012
Bank of New York Mellon Corp. (The) 10,769 457,682
CME Group, Inc. 5,091 1,086,725
Goldman Sachs Group, Inc. (The) 4,503 1,367,156
Invesco Ltd. 4,881 63,307
Janus Henderson Group PLC 1,878 43,325
Jefferies Financial Group, Inc. 2,562 82,445
LPL Financial Holdings, Inc. 1,054 236,644
MarketAxess Holdings, Inc. 515 110,081
Morgan Stanley 16,568 1,173,346
Nasdaq, Inc. 5,400 267,840
SEI Investments Co. 1,429 76,680
State Street Corp. 4,458 288,121
Stifel Financial Corp. 1,419 80,883
Virtu Financial, Inc. Class A 1,243 22,983
Total 5,418,230
Consumer Finance 0.1%
Synchrony Financial 6,004 168,412
Common Stocks (continued)
Issuer Shares Value ($)
Financial Services 3.2%
Corebridge Financial, Inc. 3,908 78,160
Equitable Holdings, Inc. 5,028 133,594
Fiserv, Inc.
(a)
8,209 933,774
MGIC Investment Corp. 4,148 69,852
PayPal Holdings, Inc.
(a)
15,274 791,193
Visa, Inc. Class A 22,195 5,218,044
Western Union Co. (The) 5,354 60,447
Total 7,285,064
Insurance 2.0%
American International Group, Inc. 10,059 616,717
Assurant, Inc. 711 105,868
Axis Capital Holdings Ltd. 1,079 61,611
CNA Financial Corp. 375 15,150
Hartford Financial Services Group, Inc. (The) 4,225 310,326
Lincoln National Corp. 2,284 49,723
Loews Corp. 2,630 168,346
Marsh & McLennan Cos., Inc. 6,775 1,284,879
MetLife, Inc. 8,803 528,268
Prudential Financial, Inc. 5,026 459,578
Reinsurance Group of America, Inc. 956 142,893
Travelers Cos., Inc. (The) 3,212 537,817
Unum Group 2,762 135,062
Willis Towers Watson PLC 1,422 335,436
Total 4,751,674
Total Financials 29,986,127
Health Care  12.6%
Biotechnology 2.3%
AbbVie, Inc. 10,631 1,500,884
Alnylam Pharmaceuticals, Inc.
(a)
710 107,778
Amgen, Inc. 3,114 796,250
Apellis Pharmaceuticals, Inc.
(a)
613 29,829
Biogen, Inc.
(a)
903 214,499
BioMarin Pharmaceutical, Inc.
(a)
1,088 88,618
Exact Sciences Corp.
(a)
1,052 64,793
Exelixis, Inc.
(a)
1,965 40,459
Gilead Sciences, Inc. 7,541 592,270
Incyte Corp.
(a)
1,087 58,622
Ionis Pharmaceuticals, Inc.
(a)
872 38,603
Karuna Therapeutics, Inc.
(a)
216 35,988
Mirati Therapeutics, Inc.
(a)
287 15,937
Moderna, Inc.
(a)
1,955 148,502
Natera, Inc.
(a)
612 24,156
Neurocrine Biosciences, Inc.
(a)
578 64,123
Regeneron Pharmaceuticals, Inc.
(a)
606 472,613
Roivant Sciences Ltd.
(a)
2,108 18,213
Sarepta Therapeutics, Inc.
(a)
519 34,934
Seagen, Inc.
(a)
832 177,058
Ultragenyx Pharmaceutical, Inc.
(a)
435 15,399
United Therapeutics Corp.
(a)
272 60,618
Vertex Pharmaceuticals, Inc.
(a)
1,495 541,354
Total 5,141,500
Health Care Equipment & Supplies 2.2%
Abbott Laboratories 25,286 2,390,791
Align Technology, Inc.
(a)
1,092 201,572
Baxter International, Inc. 7,088 229,864
Cooper Cos., Inc. (The) 712 221,966
DENTSPLY SIRONA, Inc. 3,161 96,126
Edwards Lifesciences Corp.
(a)
8,467 539,517
Enovis Corp.
(a)
769 35,297
GE HealthCare Technologies, Inc. 5,932 394,893
Hologic, Inc.
(a)
3,602 238,345

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Annual Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Integra LifeSciences Holdings Corp.
(a)
1,085 39,017
STERIS PLC 1,474 309,511
Zimmer Biomet Holdings, Inc. 3,032 316,571
Total 5,013,470
Health Care Providers & Services 3.6%
Cardinal Health, Inc. 3,669 333,879
Cencora, Inc. 2,394 443,249
Centene Corp.
(a)
8,575 591,503
Cigna Group (The) 4,425 1,368,210
CVS Health Corp. 20,890 1,441,619
DaVita, Inc.
(a)
848 65,491
Elevance Health, Inc. 3,837 1,726,995
Humana, Inc. 2,201 1,152,642
McKesson Corp. 1,996 908,899
Molina Healthcare, Inc.
(a)
914 304,316
Total 8,336,803
Health Care Technology 0.0%
Teladoc Health, Inc.
(a)
2,459 40,672
Life Sciences Tools & Services 0.1%
Maravai LifeSciences Holdings, Inc. Class
A
(a)
1,646 11,292
Medpace Holdings, Inc.
(a)
358 86,876
QIAGEN NV
(a)
3,396 127,112
Total 225,280
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co. 31,961 1,646,950
Elanco Animal Health, Inc.
(a)
6,786 59,785
Jazz Pharmaceuticals PLC
(a)
925 117,494
Johnson & Johnson 36,202 5,370,205
Organon & Co. 3,755 55,536
Pfizer, Inc. 84,883 2,594,024
Royalty Pharma PLC Class A 6,174 165,895
Viatris, Inc. 17,012 151,407
Total 10,161,296
Total Health Care 28,919,021
Industrials  9.4%
Aerospace & Defense 1.2%
L3Harris Technologies, Inc. 3,201 574,291
Lockheed Martin Corp. 3,997 1,817,196
Textron, Inc. 3,377 256,652
Total 2,648,139
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 1,932 158,096
Expeditors International of Washington, Inc. 2,604 284,487
FedEx Corp. 3,900 936,390
Total 1,378,973
Building Products 0.8%
A O Smith Corp. 2,107 146,984
Advanced Drainage Systems, Inc. 1,156 123,495
Builders FirstSource, Inc.
(a)
2,239 242,976
Fortune Brands Innovations, Inc. 2,192 122,314
Masco Corp. 3,860 201,067
Owens Corning 1,515 171,756
Trane Technologies PLC 3,760 715,566
Total 1,724,158
Commercial Services & Supplies 0.4%
Cintas Corp. 1,488 754,595
Rollins, Inc. 4,459 167,703
Total 922,298
Construction & Engineering 0.2%
AECOM 2,189 167,568
EMCOR Group, Inc. 820 169,453
Common Stocks (continued)
Issuer Shares Value ($)
Valmont Industries, Inc. 355 69,903
WillScot Mobile Mini Holdings Corp.
(a)
3,457 136,240
Total 543,164
Electrical Equipment 0.6%
Acuity Brands, Inc. 524 84,872
Emerson Electric Co. 9,593 853,489
Hubbell, Inc. 888 239,849
nVent Electric PLC 2,874 138,326
Total 1,316,536
Ground Transportation 1.1%
CSX Corp. 34,305 1,024,004
Landstar System, Inc. 626 103,152
Ryder System, Inc. 791 77,154
Schneider National, Inc. Class B 967 24,494
Uber Technologies, Inc.
(a)
31,338 1,356,309
Total 2,585,113
Machinery 2.7%
AGCO Corp. 1,019 116,838
Allison Transmission Holdings, Inc. 1,557 78,504
Caterpillar, Inc. 8,625 1,949,681
Donaldson Co., Inc. 2,077 119,760
Fortive Corp. 5,883 384,042
Gates Industrial Corp. PLC
(a)
1,810 19,765
Illinois Tool Works, Inc. 5,057 1,133,375
Ingersoll Rand, Inc. 6,870 416,872
Lincoln Electric Holdings, Inc. 952 166,410
PACCAR, Inc. 8,732 720,652
Parker-Hannifin Corp. 2,154 794,632
Snap-on, Inc. 889 229,309
Timken Co. (The) 1,075 74,304
Total 6,204,144
Passenger Airlines 0.1%
American Airlines Group, Inc.
(a)
10,518 117,276
United Airlines Holdings, Inc.
(a)
5,312 185,973
Total 303,249
Professional Services 1.4%
Automatic Data Processing, Inc. 7,028 1,533,650
Booz Allen Hamilton Holding Corp. 2,175 260,848
CACI International, Inc. Class A
(a)
381 123,734
Genpact Ltd. 2,983 100,050
KBR, Inc. 2,270 132,000
ManpowerGroup, Inc. 875 61,224
Paychex, Inc. 5,500 610,775
Paylocity Holding Corp.
(a)
735 131,859
Science Applications International Corp. 900 98,316
SS&C Technologies Holdings, Inc. 3,581 179,945
Total 3,232,401
Trading Companies & Distributors 0.3%
Ferguson PLC 3,453 518,640
MSC Industrial Direct Co., Inc. Class A 784 74,284
Watsco, Inc. 547 190,843
Total 783,767
Total Industrials 21,641,942
Information Technology  26.7%
Communications Equipment 1.0%
Cisco Systems, Inc. 35,253 1,837,739
F5, Inc.
(a)
517 78,372
Motorola Solutions, Inc. 1,483 412,956
Total 2,329,067
Electronic Equipment, Instruments & Components 0.3%
CDW Corp. 1,161 232,664
Crane NXT Co. 858 44,616

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 15
Common Stocks (continued)
Issuer Shares Value ($)
Jabil, Inc. 1,029 126,361
Keysight Technologies, Inc.
(a)
1,571 191,741
TD SYNNEX Corp. 407 37,314
Total 632,696
IT Services 0.1%
GoDaddy, Inc. Class A
(a)
1,351 98,934
VeriSign, Inc.
(a)
802 160,127
Total 259,061
Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc. 7,458 987,066
Cirrus Logic, Inc.
(a)
493 32,997
Enphase Energy, Inc.
(a)
1,193 94,939
Lam Research Corp. 1,210 711,746
Lattice Semiconductor Corp.
(a)
1,122 62,394
Microchip Technology, Inc. 4,573 326,009
Monolithic Power Systems, Inc. 392 173,162
QUALCOMM, Inc. 9,515 1,037,040
Skyworks Solutions, Inc. 1,382 119,875
Total 3,545,228
Software 13.9%
Adobe, Inc.
(a)
3,663 1,948,936
Autodesk, Inc.
(a)
1,816 358,896
Cadence Design Systems, Inc.
(a)
2,352 564,127
Crowdstrike Holdings, Inc. Class A
(a)
1,849 326,848
DocuSign, Inc.
(a)
1,973 76,710
Dropbox, Inc. Class A
(a)
2,116 55,651
Dynatrace, Inc.
(a)
2,147 95,993
Fortinet, Inc.
(a)
5,608 320,609
Gen Digital, Inc. 4,758 79,268
Informatica, Inc. Class A
(a)
364 6,982
Intuit, Inc. 2,289 1,132,941
Manhattan Associates, Inc.
(a)
532 103,729
Microsoft Corp. 63,704 21,538,960
Nutanix, Inc. Class A
(a)
2,086 75,492
Palo Alto Networks, Inc.
(a)
2,459 597,586
PTC, Inc.
(a)
993 139,437
Salesforce, Inc.
(a)
8,434 1,693,800
ServiceNow, Inc.
(a)
1,740 1,012,419
Splunk, Inc.
(a)
1,254 184,539
Synopsys, Inc.
(a)
1,362 639,377
Teradata Corp.
(a)
842 35,970
VMware, Inc. Class A
(a)
1,826 265,957
Workday, Inc. Class A
(a)
1,634 345,934
Zoom Video Communications, Inc. Class A
(a)
2,154 129,197
Zscaler, Inc.
(a)
759 120,446
Total 31,849,804
Technology Hardware, Storage & Peripherals 9.9%
Apple, Inc. 131,318 22,425,175
HP, Inc. 7,537 198,449
NetApp, Inc. 1,796 130,713
Pure Storage, Inc. Class A
(a)
2,314 78,236
Total 22,832,573
Total Information Technology 61,448,429
Materials  2.6%
Chemicals 1.4%
CF Industries Holdings, Inc. 4,580 365,392
Chemours Co. (The) 3,589 86,531
Dow, Inc. 17,428 842,470
Huntsman Corp. 4,233 98,756
LyondellBasell Industries NV Class A 6,296 568,151
Mosaic Co. (The) 7,998 259,775
NewMarket Corp. 149 71,840
Common Stocks (continued)
Issuer Shares Value ($)
Olin Corp. 3,156 134,824
PPG Industries, Inc. 5,742 704,945
Westlake Corp. 785 90,558
Total 3,223,242
Construction Materials 0.0%
Eagle Materials, Inc. 858 132,055
Containers & Packaging 0.3%
Berry Global Group, Inc. 2,793 153,615
Graphic Packaging Holding Co. 7,654 164,638
Packaging Corp. of America 2,169 331,965
Total 650,218
Metals & Mining 0.9%
Nucor Corp. 6,056 895,016
Reliance Steel & Aluminum Co. 1,403 356,895
Southern Copper Corp. 2,039 144,565
Steel Dynamics, Inc. 3,895 414,857
United States Steel Corp. 5,327 180,532
Total 1,991,865
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 1,587 81,381
Total Materials 6,078,761
Real Estate  2.7%
Health Care REITs 0.1%
Healthpeak Properties, Inc. 8,392 130,496
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 11,207 173,485
Park Hotels & Resorts, Inc. 3,519 40,574
Total 214,059
Industrial REITs 0.1%
EastGroup Properties, Inc. 659 107,582
First Industrial Realty Trust, Inc. 1,991 84,219
STAG Industrial, Inc. 2,696 89,561
Total 281,362
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
4,751 329,435
Howard Hughes Holdings, Inc.
(a)
507 33,629
Zillow Group, Inc. Class A
(a)
834 29,632
Zillow Group, Inc. Class C
(a)
2,329 84,426
Total 477,122
Residential REITs 0.2%
Equity LifeStyle Properties, Inc. 2,550 167,790
Sun Communities, Inc. 1,814 201,789
Total 369,579
Retail REITs 0.3%
Brixmor Property Group, Inc. 4,440 92,308
NNN REIT, Inc. 2,782 101,070
Simon Property Group, Inc. 4,789 526,263
Total 719,641
Specialized REITs 1.7%
American Tower Corp. 6,964 1,240,915
CubeSmart 3,393 115,668
EPR Properties 1,110 47,397
Equinix, Inc. 1,369 998,877
Gaming and Leisure Properties, Inc. 3,834 174,025
Lamar Advertising Co. Class A 1,268 104,318
Public Storage 2,399 572,665
SBA Communications Corp. 1,614 336,729
Weyerhaeuser Co. 10,552 302,737
Total 3,893,331
Total Real Estate 6,085,590

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Annual Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  2.5%
Electric Utilities 1.7%
American Electric Power Co., Inc. 13,289 1,003,851
Edison International 9,552 602,349
Entergy Corp. 5,455 521,444
Evergy, Inc. 5,785 284,275
PG&E Corp.
(a)
50,486 822,922
Pinnacle West Capital Corp. 2,861 212,229
PPL Corp. 18,997 466,756
Total 3,913,826
Gas Utilities 0.2%
Atmos Energy Corp. 3,745 403,187
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 16,523 246,193
Brookfield Renewable Corp. Class A 3,669 83,506
Clearway Energy, Inc. Class A 898 18,292
Clearway Energy, Inc. Class C 2,120 46,025
Vistra Corp. 9,443 308,975
Total 702,991
Multi-Utilities 0.3%
CenterPoint Energy, Inc. 16,302 438,198
NiSource, Inc. 10,669 268,432
Total 706,630
Total Utilities 5,726,634
Total Common Stocks
(Cost $242,443,755) 228,848,102
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.261%
(b)
893,115 893,115
Total Money Market Funds
(Cost $893,115) 893,115
Total Investments in Securities
(Cost $243,336,870) 229,741,217
Other Assets & Liabilities, Net 140,719
Net Assets 229,881,936
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 17
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 19,494,075 – – 19,494,075
Consumer Discretionary 24,590,173 – – 24,590,173
Consumer Staples 14,446,428 – – 14,446,428
Energy 10,430,922 – – 10,430,922
Financials 29,986,127 – – 29,986,127
Health Care 28,919,021 – – 28,919,021
Industrials 21,641,942 – – 21,641,942
Information Technology 61,448,429 – – 61,448,429
Materials 6,078,761 – – 6,078,761
Real Estate 6,085,590 – – 6,085,590
Utilities 5,726,634 – – 5,726,634
Total Common Stocks 228,848,102 – – 228,848,102
Money Market Funds 893,115 – – 893,115
Total Investments in Securities 229,741,217 – – 229,741,217
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Annual Report 2023
Common Stocks 99 .2%
Issuer Shares Value ($)
Communication Services  5.0%
Entertainment 2.4%
Electronic Arts, Inc. 2,704 334,728
Live Nation Entertainment, Inc. 1,116 89,302
Madison Square Garden Sports Corp.
(a)
184 30,938
Playtika Holding Corp. 34 286
Total 455,254
Interactive Media & Services 0.1%
TripAdvisor, Inc.
(a)
1,077 15,897
Media 2.5%
Fox Corp. Class A 2,663 80,929
Fox Corp. Class B 1,348 37,623
New York Times Co. (The) Class A 1,588 64,012
News Corp. Class A 3,730 77,136
News Corp. Class B 1,135 24,334
Nexstar Media Group, Inc. 229 32,078
Omnicom Group, Inc. 1,958 146,674
Total 462,786
Total Communication Services 933,937
Consumer Discretionary  4.7%
Automobile Components 0.1%
BorgWarner, Inc. 656 24,207
Phinia, Inc. 132 3,416
Total 27,623
Automobiles 0.1%
Thor Industries, Inc. 151 13,278
Broadline Retail 0.4%
eBay, Inc.
(a)
1,519 59,590
Etsy, Inc.
(a)
149 9,283
Nordstrom, Inc. 347 4,851
Total 73,724
Distributors 0.5%
Genuine Parts Co. 402 51,802
LKQ Corp. 794 34,872
Total 86,674
Diversified Consumer Services 0.0%
ADT, Inc. 604 3,418
H&R Block, Inc.
(a)
154 6,322
Total 9,740
Hotels, Restaurants & Leisure 1.0%
Boyd Gaming Corp. 223 12,321
Caesars Entertainment, Inc. 363 14,480
Darden Restaurants, Inc.
(a)
190 27,651
Expedia Group, Inc. 117 11,149
Hyatt Hotels Corp. Class A 141 14,444
MGM Resorts International 855 29,857
Penn Entertainment, Inc. 491 9,687
Royal Caribbean Cruises Ltd.
(a)
463 39,230
Travel + Leisure Co. 116 3,947
Wynn Resorts Ltd.
(a)
291 25,544
Total 188,310
Household Durables 1.8%
DR Horton, Inc. 907 94,691
Leggett & Platt, Inc. 410 9,606
Lennar Corp. Class A 704 75,103
Lennar Corp. Class B 38 3,747
Mohawk Industries, Inc.
(a)
154 12,379
NVR, Inc. 8 43,301
PulteGroup, Inc.
(a)
633 46,582
Toll Brothers, Inc.
(a)
330 23,334
TopBuild Corp. 83 18,987
Total 327,730
Common Stocks (continued)
Issuer Shares Value ($)
Specialty Retail 0.7%
AutoNation, Inc.
(a)
85 11,057
AutoZone, Inc. 8 19,817
Bath & Body Works, Inc. 740 21,941
Best Buy Co., Inc. 476 31,806
Gap, Inc. (The) 575 7,360
Murphy USA, Inc.
(a)
3 1,088
O'Reilly Automotive, Inc. 27 25,122
Penske Automotive Group, Inc. 60 8,585
Ross Stores, Inc. 65 7,538
Total 134,314
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.
(a)
648 17,859
Total Consumer Discretionary 879,252
Consumer Staples  8.6%
Beverages 0.1%
Molson Coors Beverage Co. Class B 352 20,335
Consumer Staples Distribution 3.0%
Casey's General Stores, Inc. 65 17,674
Kroger Co. (The) 1,301 59,026
Walgreens Boots Alliance, Inc. 1,405 29,618
Walmart, Inc. 2,812 459,509
Total 565,827
Food Products 1.6%
Archer-Daniels-Midland Co. 1,028 73,574
Campbell Soup Co. 387 15,639
Conagra Brands, Inc. 952 26,047
General Mills, Inc. 1,211 79,005
JM Smucker Co. (The) 196 22,312
Kellanova 525 26,497
Kraft Heinz Co. (The) 1,626 51,154
WK Kellogg Co.
(a)
132 1,323
Total 295,551
Household Products 3.1%
Kimberly-Clark Corp. 39 4,666
Procter & Gamble Co. (The) 3,768 565,313
Total 569,979
Tobacco 0.8%
Altria Group, Inc.
(a)
3,702 148,709
Total Consumer Staples 1,600,401
Energy  8.9%
Energy Equipment & Services 0.6%
Baker Hughes Co. 1,490 51,286
Halliburton Co. 1,053 41,425
NOV, Inc. 592 11,816
TechnipFMC PLC 657 14,139
Total 118,666
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp. 2,662 387,933
ConocoPhillips 1,795 213,246
EQT Corp. 527 22,334
Exxon Mobil Corp. 6,125 648,331
HF Sinclair Corp. 210 11,630
Marathon Oil Corp.
(a)
941 25,699
Marathon Petroleum Corp. 626 94,682
Phillips 66 698 79,621
Valero Energy Corp. 516 65,532
Total 1,549,008
Total Energy 1,667,674
Financials  20.1%
Banks 11.1%
Bank of America Corp. 16,790 442,249

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 19
Common Stocks (continued)
Issuer Shares Value ($)
Bank OZK 264 9,454
BOK Financial Corp. 69 4,521
Citigroup, Inc. 4,673 184,537
Comerica, Inc. 325 12,805
East West Bancorp, Inc. 340 18,231
First Citizens BancShares, Inc. Class A 24 33,138
First Horizon Corp. 1,332 14,319
FNB Corp.
(a)
886 9,471
Huntington Bancshares, Inc. 3,550 34,257
JPMorgan Chase & Co. 6,467 899,301
Synovus Financial Corp. 350 9,124
Webster Financial Corp. 429 16,289
Wells Fargo & Co. 8,875 352,959
Western Alliance Bancorp 282 11,590
Zions Bancorp NA
(a)
390 12,032
Total 2,064,277
Capital Markets 4.6%
Affiliated Managers Group, Inc.
(a)
85 10,435
Bank of New York Mellon Corp. (The) 1,844 78,370
CME Group, Inc. 871 185,924
Goldman Sachs Group, Inc. (The) 770 233,780
Invesco Ltd.
(a)
836 10,843
Janus Henderson Group PLC 323 7,452
Jefferies Financial Group, Inc. 439 14,127
Morgan Stanley 2,836 200,845
Nasdaq, Inc.
(a)
924 45,830
SEI Investments Co. 244 13,093
State Street Corp. 763 49,313
Stifel Financial Corp. 242 13,794
Virtu Financial, Inc. Class A 215 3,975
Total 867,781
Consumer Finance 0.1%
Synchrony Financial 1,028 28,835
Financial Services 0.9%
Corebridge Financial, Inc.
(a)
673 13,460
Fiserv, Inc.
(a)
1,020 116,025
MGIC Investment Corp. 711 11,973
PayPal Holdings, Inc.
(a)
247 12,795
Western Union Co. (The) 784 8,851
Total 163,104
Insurance 3.4%
American International Group, Inc. 1,721 105,514
Assurant, Inc.
(a)
121 18,017
Axis Capital Holdings Ltd. 185 10,563
CNA Financial Corp. 65 2,626
Hartford Financial Services Group, Inc. (The) 724 53,178
Lincoln National Corp.
(a)
354 7,707
Loews Corp. 451 28,869
Marsh & McLennan Cos., Inc. 231 43,809
MetLife, Inc. 1,508 90,495
Prudential Financial, Inc. 862 78,821
Reinsurance Group of America, Inc. 161 24,065
Travelers Cos., Inc. (The)
(a)
550 92,092
Unum Group 475 23,227
Willis Towers Watson PLC 213 50,245
Total 629,228
Total Financials 3,753,225
Health Care  15.2%
Biotechnology 1.8%
Alnylam Pharmaceuticals, Inc.
(a)
25 3,795
Amgen, Inc. 173 44,236
Biogen, Inc. 156 37,056
Common Stocks (continued)
Issuer Shares Value ($)
BioMarin Pharmaceutical, Inc.
(a)
164 13,358
Exact Sciences Corp.
(a)
118 7,268
Exelixis, Inc.
(a)
88 1,812
Gilead Sciences, Inc.
(a)
1,298 101,945
Incyte Corp.
(a)
48 2,589
Ionis Pharmaceuticals, Inc. 22 974
Karuna Therapeutics, Inc.
(a)
4 666
Mirati Therapeutics, Inc.
(a)
49 2,721
Moderna, Inc.
(a)
337 25,598
Regeneron Pharmaceuticals, Inc. 98 76,429
Roivant Sciences Ltd. 20 173
United Therapeutics Corp. 46 10,252
Vertex Pharmaceuticals, Inc. 23 8,328
Total 337,200
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 3,894 368,178
Baxter International, Inc. 1,165 37,781
Cooper Cos., Inc. (The) 117 36,475
DENTSPLY SIRONA, Inc. 521 15,844
GE HealthCare Technologies, Inc. 901 59,979
Hologic, Inc. 592 39,173
Integra LifeSciences Holdings Corp. 179 6,437
STERIS PLC 241 50,605
Zimmer Biomet Holdings, Inc. 498 51,996
Total 666,468
Health Care Providers & Services 5.6%
Cardinal Health, Inc. 295 26,845
Centene Corp. 1,408 97,124
Cigna Group (The) 673 208,092
CVS Health Corp.
(a)
3,431 236,773
Elevance Health, Inc.
(a)
546 245,749
Humana, Inc. 204 106,833
McKesson Corp.
(a)
203 92,438
Molina Healthcare, Inc. 69 22,973
Tenet Healthcare Corp. 243 13,049
Total 1,049,876
Life Sciences Tools & Services 0.0%
Maravai LifeSciences Holdings, Inc. Class A 115 789
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co. 5,248 270,430
Elanco Animal Health, Inc. 1,116 9,832
Jazz Pharmaceuticals PLC 74 9,400
Organon & Co.
(a)
617 9,125
Pfizer, Inc. 13,945 426,159
Royalty Pharma PLC Class A 1,016 27,300
Viatris, Inc. 2,798 24,902
Total 777,148
Total Health Care 2,831,481
Industrials  13.2%
Aerospace & Defense 1.0%
L3Harris Technologies, Inc. 737 132,225
Textron, Inc.
(a)
781 59,356
Total 191,581
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 99 8,101
Expeditors International of Washington, Inc. 521 56,919
Total 65,020
Building Products 1.7%
A O Smith Corp. 433 30,206
Builders FirstSource, Inc.
(a)
518 56,213
Fortune Brands Innovations, Inc. 505 28,179
Masco Corp. 893 46,516

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Annual Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Owens Corning 350 39,680
Trane Technologies PLC 612 116,470
Total 317,264
Commercial Services & Supplies 0.3%
Cintas Corp. 38 19,270
Clean Harbors, Inc. 204 31,349
Total 50,619
Construction & Engineering 0.4%
AECOM 505 38,658
EMCOR Group, Inc.
(a)
124 25,624
Valmont Industries, Inc.
(a)
77 15,162
Total 79,444
Electrical Equipment 1.5%
Acuity Brands, Inc.
(a)
121 19,599
Emerson Electric Co. 2,213 196,891
Hubbell, Inc. 112 30,251
nVent Electric PLC
(a)
664 31,958
Total 278,699
Ground Transportation 1.3%
CSX Corp. 7,043 210,234
Landstar System, Inc.
(a)
30 4,943
Ryder System, Inc. 183 17,850
Schneider National, Inc. Class B 221 5,598
Total 238,625
Machinery 4.5%
AGCO Corp. 234 26,830
Allison Transmission Holdings, Inc.
(a)
326 16,437
Caterpillar, Inc.
(a)
498 112,573
Donaldson Co., Inc. 279 16,087
Fortive Corp. 1,358 88,650
Gates Industrial Corp. PLC 419 4,576
Illinois Tool Works, Inc.
(a)
217 48,634
Ingersoll Rand, Inc.
(a)
1,587 96,299
Lincoln Electric Holdings, Inc. 13 2,272
PACCAR, Inc. 2,016 166,381
Parker-Hannifin Corp. 496 182,979
Snap-on, Inc. 205 52,878
Timken Co. (The) 249 17,211
Total 831,807
Passenger Airlines 0.1%
American Airlines Group, Inc. 1,528 17,037
Professional Services 1.2%
Automatic Data Processing, Inc. 230 50,191
CACI International, Inc. Class A
(a)
87 28,254
Genpact Ltd. 518 17,374
KBR, Inc.
(a)
334 19,422
ManpowerGroup, Inc. 202 14,134
Robert Half, Inc. 421 31,478
Science Applications International Corp. 210 22,940
SS&C Technologies Holdings, Inc.
(a)
826 41,507
Total 225,300
Trading Companies & Distributors 0.9%
Ferguson PLC
(a)
755 113,401
MSC Industrial Direct Co., Inc. Class A
(a)
182 17,245
Watsco, Inc. 97 33,842
Total 164,488
Total Industrials 2,459,884
Information Technology  8.8%
Communications Equipment 3.4%
Cisco Systems, Inc. 11,466 597,723
F5, Inc. 171 25,922
Common Stocks (continued)
Issuer Shares Value ($)
Motorola Solutions, Inc. 39 10,860
Total 634,505
Electronic Equipment, Instruments & Components 0.5%
Crane NXT Co.
(a)
198 10,296
Jabil, Inc. 124 15,227
Keysight Technologies, Inc. 381 46,501
Littelfuse, Inc. 70 15,167
TD SYNNEX Corp. 118 10,818
Total 98,009
IT Services 0.3%
GoDaddy, Inc. Class A 174 12,742
VeriSign, Inc.
(a)
248 49,516
Total 62,258
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc. 1,430 224,982
Applied Materials, Inc. 376 49,764
Cirrus Logic, Inc. 161 10,776
Lam Research Corp. 22 12,941
Microchip Technology, Inc. 427 30,441
MKS Instruments, Inc.
(a)
187 12,278
Qorvo, Inc.
(a)
276 24,128
QUALCOMM, Inc. 398 43,378
Skyworks Solutions, Inc. 449 38,946
Total 447,634
Software 1.5%
ANSYS, Inc.
(a)
42 11,687
Dolby Laboratories, Inc. Class A 173 14,002
Dropbox, Inc. Class A
(a)
76 1,999
Gen Digital, Inc.
(a)
1,306 21,758
Informatica, Inc. Class A 110 2,110
Nutanix, Inc. Class A
(a)
513 18,565
PTC, Inc. 154 21,625
Salesforce, Inc.
(a)
676 135,761
Zoom Video Communications, Inc. Class A 699 41,926
Total 269,433
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co. 3,407 52,399
HP, Inc. 1,951 51,370
NetApp, Inc.
(a)
351 25,546
Pure Storage, Inc. Class A
(a)
164 5,545
Total 134,860
Total Information Technology 1,646,699
Materials  4.9%
Chemicals 2.7%
CF Industries Holdings, Inc. 748 59,675
Chemours Co. (The)
(a)
584 14,080
Dow, Inc.
(a)
2,843 137,431
Huntsman Corp. 691 16,121
LyondellBasell Industries NV Class A
(a)
1,026 92,586
Mosaic Co. (The) 1,304 42,354
NewMarket Corp. 26 12,536
Olin Corp. 516 22,044
PPG Industries, Inc. 703 86,307
Westlake Corp. 127 14,651
Total 497,785
Construction Materials 0.0%
Eagle Materials, Inc. 48 7,387
Containers & Packaging 0.5%
Berry Global Group, Inc.
(a)
459 25,245
Graphic Packaging Holding Co. 581 12,497
Packaging Corp. of America
(a)
353 54,027
Total 91,769

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 21
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 1.6%
Nucor Corp. 988 146,017
Reliance Steel & Aluminum Co. 228 57,999
Steel Dynamics, Inc. 636 67,740
United States Steel Corp.
(a)
870 29,484
Total 301,240
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 260 13,333
Total Materials 911,514
Real Estate  4.6%
Health Care REITs 0.2%
Healthpeak Properties, Inc. 1,968 30,602
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc.
(a)
2,625 40,635
Park Hotels & Resorts, Inc. 827 9,535
Total 50,170
Industrial REITs 0.3%
EastGroup Properties, Inc. 154 25,141
First Industrial Realty Trust, Inc.
(a)
467 19,754
STAG Industrial, Inc. 633 21,028
Total 65,923
Real Estate Management & Development 0.6%
CBRE Group, Inc. Class A 1,111 77,037
Howard Hughes Holdings, Inc. 116 7,694
Zillow Group, Inc. Class A
(a)
196 6,964
Zillow Group, Inc. Class C 546 19,793
Total 111,488
Residential REITs 0.3%
Equity LifeStyle Properties, Inc.
(a)
403 26,517
Sun Communities, Inc.
(a)
333 37,043
Total 63,560
Retail REITs 0.8%
Brixmor Property Group, Inc. 1,039 21,601
NNN REIT, Inc. 653 23,723
Simon Property Group, Inc. 877 96,374
Total 141,698
Specialized REITs 2.1%
CubeSmart 795 27,101
EPR Properties 261 11,145
Equinix, Inc. 159 116,013
Gaming and Leisure Properties, Inc. 900 40,851
Lamar Advertising Co. Class A 69 5,676
Public Storage 235 56,097
SBA Communications Corp. 341 71,143
Common Stocks (continued)
Issuer Shares Value ($)
Weyerhaeuser Co. 2,472 70,922
Total 398,948
Total Real Estate 862,389
Utilities  5.2%
Electric Utilities 3.7%
American Electric Power Co., Inc. 2,374 179,332
Edison International 1,706 107,580
Entergy Corp. 974 93,105
Evergy, Inc. 1,036 50,909
PG&E Corp. 9,014 146,928
Pinnacle West Capital Corp.
(a)
509 37,758
PPL Corp.
(a)
3,390 83,292
Total 698,904
Gas Utilities 0.4%
Atmos Energy Corp. 669 72,025
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 1,147 17,090
Brookfield Renewable Corp. Class A
(a)
654 14,885
Clearway Energy, Inc. Class A 161 3,280
Clearway Energy, Inc. Class C 378 8,206
Vistra Corp.
(a)
1,197 39,166
Total 82,627
Multi-Utilities 0.7%
CenterPoint Energy, Inc. 2,912 78,274
NiSource, Inc. 1,905 47,930
Total 126,204
Total Utilities 979,760
Total Common Stocks
(Cost $19,742,913) 18,526,216
Exchange-Traded Equity Funds 0 .3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 1,578 51,064
Total Exchange-Traded Equity Funds
(Cost $52,469) 51,064
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.261%
(b)
75,094 75,094
Total Money Market Funds
(Cost $75,094) 75,094
Total Investments in Securities
(Cost $19,870,476) 18,652,374
Other Assets & Liabilities, Net 16,614
Net Assets 18,668,988
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2023.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Strategic Beta ETFs | Annual Report 2023
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 933,937 – – 933,937
Consumer Discretionary 879,252 – – 879,252
Consumer Staples 1,600,401 – – 1,600,401
Energy 1,667,674 – – 1,667,674
Financials 3,753,225 – – 3,753,225
Health Care 2,831,481 – – 2,831,481
Industrials 2,459,884 – – 2,459,884
Information Technology 1,646,699 – – 1,646,699
Materials 911,514 – – 911,514
Real Estate 862,389 – – 862,389
Utilities 979,760 – – 979,760
Total Common Stocks 18,526,216 – – 18,526,216

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 23
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Exchange-Traded Equity Funds 51,064 – – 51,064
Money Market Funds 75,094 – – 75,094
Total Investments in Securities 18,652,374 – – 18,652,374
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Strategic Beta ETFs | Annual Report 2023
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $243,336,870 and $19,870,476, respectively) $229,741,217 $18,652,374
Receivable for:
Dividends 157,567 19,651
Capital shares sold 12,808 –
Total assets 229,911,592 18,672,025
Liabilities
Payable for:
Investment management fees 29,656 3,037
Total liabilities 29,656 3,037
Net assets applicable to outstanding capital stock $229,881,936 $18,668,988
Represented by:
Paid-in capital $243,814,595 $21,573,417
Total distributable earnings (loss) (13,932,659) (2,904,429)
Total - representing net assets applicable to outstanding capital stock $229,881,936 $18,668,988
Shares outstanding 9,350,000 950,000
Net asset value per share $24.59 $19.65

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 25
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $2,463,213 $540,512
Foreign taxes withheld (609) (201)
Total income 2,462,604 540,311
Expenses:
Investment management fees 214,853 39,200
Overdraft expense 3 1
Total expenses 214,856 39,201
Net Investment Income 2,247,748 501,110
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (2,979,354) (597,698)
In-kind transactions - unaffiliated issuers 21,226,314 622,449
Net realized gain 18,246,960 24,751
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (12,264,963) (84,827)
Net change in unrealized depreciation (12,264,963) (84,827)
Net realized and unrealized gain (loss) 5,981,997 (60,076)
Net Increase in net assets resulting from operations $8,229,745 $441,034

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
26 Strategic Beta ETFs | Annual Report 2023
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income $2,247,748 $695,478 $501,110 $516,022
Net realized gain (loss) 18,246,960 3,728,398 24,751 (425,607)
Net change in unrealized depreciation (12,264,963) (5,515,816) (84,827) (1,675,845)
Net increase (decrease) in net assets resulting from operations 8,229,745 (1,091,940) 441,034 (1,585,430)
Distributions to shareholders
Net investment income and net realized gains (801,350) (4,861,229) (541,181) (315,575)
Shareholder transactions
Proceeds from shares sold 381,574,844 94,285,126 8,148,995 24,312,629
Cost of shares redeemed (237,820,368) (37,739,867) (6,655,690) (16,138,638)
Net increase in net assets resulting from shareholder
transactions 143,754,476 56,545,259 1,493,305 8,173,991
Increase in net assets 151,182,871 50,592,090 1,393,158 6,272,986
Net Assets:
Net assets beginning of year 78,699,065 28,106,975 17,275,830 11,002,844
Net assets at end of year $229,881,936 $78,699,065 $18,668,988 $17,275,830
Capital stock activity
Shares outstanding, beginning of year 3,425,000 900,000 875,000 525,000
Shares sold 15,450,000 4,075,000 400,000 1,150,000
Shares redeemed (9,525,000) (1,550,000) (325,000) (800,000)
Shares outstanding, end of year 9,350,000 3,425,000 950,000 875,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 27
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2023 2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of year $ 22 .98 $ 31 .23 $ 21 .79 $ 20 .31 $ 19 .81
Income (loss) from investment operations:
Net investment income 0 .39 0 .39 0 .41 0 .37 0 .04
Net realized and unrealized gain (loss) 1 .54 ( 3 .08 ) 9 .30 1 .22 0 .46
Total from investment operations 1 .93 ( 2 .69 ) 9 .71 1 .59 0 .50
Less distributions to shareholders:
Net investment income ( 0 .32 ) ( 0 .78 ) ( 0 .25 ) ( 0 .11 ) –
Net realized gains – ( 4 .78 ) ( 0 .02 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .32 ) ( 5 .56 ) ( 0 .27 ) ( 0 .11 ) –
Net asset value, end of year $ 24 .59 $ 22 .98 $ 31 .23 $ 21 .79 $ 20 .31
Total Return at NAV 8 .53% ( 10 .57 ) % 44 .90% 7 .82% 2 .52%
Total Return at Market Price 8 .37% ( 10 .32 ) % 45 .27% 7 .46% 2 .63%
Ratios to average net assets:
Total gross expenses
(c)
0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15%
Total net expenses
(c)(e)
0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15%
Net investment income 1 .57% 1 .63% 1 .58% 1 .73% 1 .77%
Supplemental data
Net assets, end of
year
(in thousands) $ 229,882 $ 78,699 $ 28,107 $ 72,448 $ 5,079
Portfolio turnover 45% 65% 49% 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
28 Strategic Beta ETFs | Annual Report 2023
Year Ended October 31,
2023 2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of year $ 19 .74 $ 20 .96 $ 18 .46 $ 20 .24 $ 19 .84
Income (loss) from investment operations:
Net investment income 0 .49 0 .47 0 .43 0 .56 0 .05
Net realized and unrealized gain (loss) ( 0 .10 ) ( 1 .44 ) 6 .74 ( 2 .19 ) 0 .35
Total from investment operations 0 .39 ( 0 .97 ) 7 .17 ( 1 .63 ) 0 .40
Less distributions to shareholders:
Net investment income ( 0 .48 ) ( 0 .12 ) ( 4 .16 ) ( 0 .15 ) –
Net realized gains – ( 0 .13 ) ( 0 .51 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .48 ) ( 0 .25 ) ( 4 .67 ) ( 0 .15 ) –
Net asset value, end of year $ 19 .65 $ 19 .74 $ 20 .96 $ 18 .46 $ 20 .24
Total Return at NAV 2 .02% ( 4 .66 ) % 45 .48% ( 8 .16 ) % 2 .02%
Total Return at Market Price 1 .55% ( 4 .46 ) % 45 .90% ( 8 .50 ) % 2 .02%
Ratios to average net assets:
Total gross expenses
(c)
0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .19%
Total net expenses
(c)(e)
0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .19%
Net investment income 2 .43% 2 .30% 2 .14% 2 .93% 2 .41%
Supplemental data
Net assets, end of
year
(in thousands) $ 18,669 $ 17,276 $ 11,003 $ 462 $ 5,060
Portfolio turnover 76% 99% 84% 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 29
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
30 Strategic Beta ETFs | Annual Report 2023
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 31
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
32 Strategic Beta ETFs | Annual Report 2023
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions from investments, investments in partnerships, capital loss carryforwards, reversal of capital gains (losses) on a redemption in kind and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Research Enhanced Core ETF (43,362) (20,292,431) 20,335,793
Columbia Research Enhanced Value ETF (13,634) (565,039) 578,673
Year Ended October 31, 2023 Year Ended October 31, 2022
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Research Enhanced Core ETF 801,350 - 801,350 4,797,937 63,292 4,861,229
Columbia Research Enhanced Value ETF 541,181 - 541,181 315,575 - 315,575

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 33
At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2023, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2023, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2023, the cost basis of securities contributed was as follows:
Fund
Undistributed ordinary
income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 1,982,742 - (1,609,773) (14,305,628)
Columbia Research Enhanced Value ETF 379,704 - (2,017,333) (1,266,800)
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 244,046,845 2,573,449 (16,879,077) (14,305,628)
Columbia Research Enhanced Value ETF 19,919,174 724,207 (1,991,007) (1,266,800)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF 1,399,574 210,199 1,609,773 -
Columbia Research Enhanced Value ETF 1,398,321 619,012 2,017,333 -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 67,765,552 66,311,905
Columbia Research Enhanced Value ETF 15,562,529 15,629,494
Fund Contributions ($)
Columbia Research Enhanced Core ETF 379,072,370
Columbia Research Enhanced Value ETF 8,003,780

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
34 Strategic Beta ETFs | Annual Report 2023
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended October 31, 2023, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the year ended October 31, 2023.
Note 8. Significant risks
Financial sector risk
Columbia Research Enhanced Value ETF is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 214,833,618 236,059,932 21,226,314
Columbia Research Enhanced Value ETF 5,870,691 6,493,140 622,449

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 35
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
36 Strategic Beta ETFs | Annual Report 2023
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Strategic Beta ETFs | Annual Report 2023 37
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2023 and for the period September 25, 2019 (commencement of operations) through October
31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2023 and each of the financial highlights for each of the four years in the period ended October 31, 2023 and for the period September 25, 2019 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2023
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2023 . Shareholders will be notiﬁed in early 202 4 of the amounts for use in preparing 2023 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Fund DRD QDI
Columbia Research Enhanced Core ETF 79.68% 90.14%
Columbia Research Enhanced Value ETF 96.08% 100.00%

TRUSTEES AND OFFICERS
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 39
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
170 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue and
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
170 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since
2023;Trustee
since 2007
President, Springboard - Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
170 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee), since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee)
(financial services),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
170 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council since January 2020;
Adjunct Professor of Finance, Bentley
University, since January 2018; Consultant
to Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
168 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios, (former
mutual fund complex),
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to Independent Trustees of
CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
168 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), 2004-2019;
former Director, Boston
Public Library Foundation,
2008-2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 41
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor Emeritus of Economics and
Management, Bentley University, since
2023; Professor of Economics and
Management, Bentley University, 1976-
2023; Dean, McCallum Graduate School of
Business, Bentley University, 1992-2002
170 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
170 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since
1996
Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
170 Director, SpartanNash
Company since November
2013 (Chair of the Board,
since May 2021) (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007-2010; Director, Wellington Trust
Company, NA and other Wellington affiliates,
1997-2010
168 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
168 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2004
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
170 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
168 Independent Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2010-2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director (Investment
Committee), Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 43
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
170 Former Director, NAPE
(National Alliance for
Partnerships in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, since
2022
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021; Co-President and
Principal Executive Officer, Columbia Acorn/
Wanger Funds, since July 2021
170
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022; Director,
Columbia Threadneedle
Canada, Inc., since
December 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2023
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Funds as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is President and Principal Executive
Officer, the Funds’ other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and North America Head of Operations & Investor Services,
Columbia Management Investment Advisers, LLC, since June 2023 (previously
Senior Vice President and Head of Global Operations & Investor Services, March
2022 - June 2023, Vice President, Head of North America Operations, and Co-Head
of Global Operations, June 2019 - February 2022 and Vice President – Accounting
and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust Company, since June 2023.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc., since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 45
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010;
Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC, since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5903 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; Director (since January 2007) and President
(since October 2014), Columbia Management Investment Services Corp.; Director
(since December 2017) and President (since January 2017), Ameriprise Trust
Company.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
46 Strategic Beta ETFs | Annual Report 2023
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Core ETF and Columbia Research
Enhanced Value ETF (each, a Fund, and together, the Funds). Under an investment management services agreement
(each, an IMS Agreement, and together, the IMS Agreements), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of each IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June
2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue each IMS Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of each IMS Agreement;
Descriptions of various services performed by the Investment Manager under each IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of each IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 47
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of
New York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with
BNYM, as BNYM also provides administrative and transfer agency services to certain existing Columbia Funds under substantially identical agreements. In evaluating the quality of services provided under each IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The
Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of each IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreements supported the continuation of each IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks, (iii)
the net assets of the Funds and (iv) index tracking error data of the Funds. The Board observed that each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board considered the unitary fee structure utilized by the Funds, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
48 Strategic Beta ETFs | Annual Report 2023
overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy”
such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The
Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each IMS Agreement.
Economies of scale
The Board considered that each IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each IMS Agreement.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Annual Report 2023 49
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN305_10_N01_(12/23)
CET001943
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
ANNUAL REPORT
October 31, 2023
Columbia Short Duration Bond ETF

Strategic Beta ETFs | Annual Report 2023

Fund at a Glance 3
Manager Discussion of Fund Performance 6
Understanding Your Fund’s Expenses 8
Portfolio of Investments 9
Statement of Assets and Liabilities 21
Statement of Operations 22
Statement of Changes in Net Assets 23
Financial Highlights 24
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 34
Trustees and Officers 35
Approval of Investment Management Services Agreement 42
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedle.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 3
Portfolio management
Ronald Stahl, CFA
Lead Portfolio Manager
Managed Fund since 2021
Gregory Liechty
Portfolio Manager
Managed Fund since 2021
David Janssen, CFA
Portfolio Manager
Managed Fund since 2021
Investment objective
Columbia Short Duration Bond ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Short Term Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Short Term Bond Index is a fixed weight composite index that blends six custom sub-indices based off the following Bloomberg flagship indices: US Corporate, US High Yield, US MBS, US
CMBS, US ABS, and the EM USD Aggregate.
The Bloomberg U.S. Credit 1-5 Year Index measures the investment grade, U.S. dollar-denominated, fixed-
rate, taxable corporate and government related bond markets with maturities of one to five years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year Life
Market Price 09/21/21 4.36 -2.87
Net Asset Value 09/21/21 3.95 -2.90
{
Beta Advantage®
}
Short Term Bond Index 4.21 -3.33
Bloomberg U.S. 1-5 Year Credit Index 3.96 -2.24

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (September 21, 2021 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2023)
AA rating 32.9
A rating 2.1
BBB rating 31.9
BB rating 22.6
B rating 1.0
Not rated 9.5
Total 100.0
Percentages indicated are based upon total fixed income investments.
Quality breakdown (%) (at October 31, 2023)
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated.
When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

FUND AT A GLANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 5
Portfolio breakdown (%) (at October 31, 2023 )
Asset-Backed Securities - Non-Agency 9.4
Commercial Mortgage-Backed Securities - Non-Agency 9.2
Corporate Bonds 47.1
Foreign Government Obligations 16.2
Residential Mortgage-Backed Securities - Agency 9.0
Treasury Bills 7.1
Money Market Funds 2.0
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2023
For the 12-month period that ended October 31, 2023, Columbia Short Duration Bond ETF returned 3.95% at net asset value (NAV) and 4.36% at market price. The Beta Advantage ® Short Term Bond Index, against which the performance of the Fund is measured, returned 4.21%. The Bloomberg U.S. 1-5 Year Credit Index returned 3.96% during the same time period.
The Fund had a NAV of $17.66 on October 31, 2022, and ended the annual period on October 31, 2023 with a NAV of
$17.69. The Fund’s market price on October 31, 2023, was $17.74 per share.
Market overview
Though the inflationary environment improved during the 12-month period, it still remained elevated relative to the 2.0%
target set by the U.S. Federal Reserve (Fed). The Fed tightened monetary policy at six of their eight meetings during the period, raising its policy rate from a lower bound of 3.00% to a range of 5.25%-5.50% at the close of the period. This increased the possibility for a weaker job market and below-trend economic growth. Economic growth prospects have softened for 2024, but the labor market remained relatively tight, as unemployment remained below 4% at the end of the period. As of October 31, 2023, the market was no longer pricing in additional Fed hikes, while projecting two or three rate cuts in 2024. Relative to October 2022, interest rates increased, the yield curve remained inverted, and most credit spreads appeared relatively attractive.
Given the rise in the federal funds target rate, short-term Treasury yields moved sharply higher over the period, while longer term yields also rose. At the end of October 2023, the 2-year Treasury yield was 5.09%, or 61 basis points (bps, a basis point is 1/100 of a percent) greater than the yield in October 2022, and the 10-year Treasury yield was 4.93%, about 88 bps greater than the yield a year ago. The slope of the yield curve remained inverted between certain tenors, as economic growth concerns increased. The yield difference between the 10-year Treasury and the 2-year Treasury was -16 bps in October 2022 versus -43 bps in the prior year.
Most credit-related sectors produced both positive total and excess returns relative to Treasuries over the 12-month period. On an excess returns basis, the agency mortgage-backed sector performed the worst, underperforming others as expected in a meaningful rising rate environment. While all other sectors provided very marginal positive or negative excess returns, investment-grade corporates did best. Within the investment-grade corporate and asset-backed security
(ABS) markets, lower rated securities outperformed higher quality securities, and all ratings buckets generated positive excess returns. Within the conduit commercial mortgage-backed security (CMBS) market, however, headwinds within the office property type led to concerns for collateral performance. This in turn led to lower rated CMBS significantly underperforming higher quality bonds. Generally speaking, lower quality outperformed higher quality during the period and shorter duration bonds outperformed longer duration bonds.
The Fund’s notable detractors during the period
The Fund’s performance was most negatively affected by its exposure to interest rate risk and, more specifically, by its impact on agency mortgage-backed securities.
Interest rates across the yield curve increased materially during the period, more so for shorter maturities than longer maturities. The Fund’s duration (sensitivity to changes in interest rates) averaged 3.04 years, close to the benchmark’s average duration of 3.03 years.
The Fund and benchmark also had material allocations to credit-related sectors such as investment-grade and high-
yield corporate bonds, asset-backed securities and commercial mortgage-backed securities. As credit spreads widened, these allocations detracted from performance.
The Fund’s notable contributors during the period
The Fund’s passive approach maintained very similar exposures as those of the benchmark from an issuer, sector, duration and yield curve positioning perspective. There were no material deviations to relative exposures.
Fixed income securities involve interest rate, credit, inflation, illiquidity and reinvestment risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 7
in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling” approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. In addition to the multi-sector bond strategies employed, the Fund may invest in other securities, including private placements. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Foreign currency risks involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2023
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
May 1, 2023 — October 31, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Short Duration Bond ETF 1,000.00 1,000.00 990.50 1,023.95 1.25 1.28 0.25

PORTFOLIO OF INVESTMENTS
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 9
Asset-Backed Securities - Non-Agency 10 .3%
Issue
Description
Principal
Amount ($) Value ($)
Ally Auto Receivables Trust 2023-1
Class A3, Series 2023-1, 5.460%,
05/15/28 100,000 99,402
American Airlines 2014-1 Class A Pass-Through
Trust
Series A, 3.700%, 10/01/26 105,629 95,409
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 108,202
Class A3, Series 2022-2, 4.380%,
04/18/28 125,000 123,048
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 125,912
Capital One Prime Auto Receivables Trust 2022-1
Class A3, Series 2022-1, 3.170%,
04/15/27 125,000 120,457
Capital One Prime Auto Receivables Trust 2023-1
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 97,944
Carmax Auto Owner Trust
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 24,146
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 91,198
Class A3, Series 2023-1, 4.750%,
10/15/27 275,000 268,807
Class A4, Series 2023-1, 4.650%,
01/16/29 175,000 168,906
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 267,691
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 92,332
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 69,439
Exeter Automobile Receivables Trust 2022-1
Class D, Series 2022-1A, 3.020%,
06/15/28 175,000 162,671
Ford Credit Auto Lease Trust 2023-A
Class A4, Series 2023-A, 4.830%,
05/15/26 90,000 88,525
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 126,671
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 93,845
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 144,574
Ford Credit Floorplan Master Owner Trust
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 136,760
Gm Financial Automobile Leasing Trust 2023-2
Class A3, Series 2023-2, 5.050%,
07/20/26 125,000 123,572
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 107,635
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 142,552
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A4, Series 2021-3, 0.730%,
08/16/27 100,000 91,550
Gm Financial Consumer Automobile Receivables
Trust 2022-3
Class A4, Series 2022-3, 3.710%,
12/16/27 150,000 143,799
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 24,685 24,278
Honda Auto Receivables 2023-2 Owner Trust
Class A3, Series 2023-2, 4.930%,
11/15/27 150,000 147,672
Hyundai Auto Receivables Trust
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 135,548
Hyundai Auto Receivables Trust 2023-A
Class A4, Series 2023-A, 4.480%,
07/17/28 100,000 97,550
Mercedes-Benz Auto Lease Trust 2023-A
Class A3, Series 2023-A, 4.740%,
01/15/27 125,000 122,752
Mercedes-Benz Auto Receivables Trust
Class A3, Series 2022-1, 5.210%,
08/16/27 100,000 98,933
Nissan Auto Lease Trust
Class A4, Series 2023-A, 4.800%,
07/15/27 150,000 147,847
Nissan Auto Receivables 2022-B Owner Trust
Class A3, Series 2022-B, 4.460%,
05/17/27 175,000 171,201
Santander Drive Auto Receivables Trust
Class B, Series 2022-3, 4.130%,
08/16/27 45,000 43,864
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 46,382
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 96,854
Toyota Auto Receivables 2022-C Owner Trust
Class A4, Series 2022-C, 3.770%,
02/15/28 150,000 142,961
Toyota Auto Receivables Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 92,976
Class A3, Series 2022-B, 2.930%,
09/15/26 225,000 218,808
World Omni Auto Receivables Trust
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 94,881
Class A4, Series 2021-A, 0.480%,
09/15/26 125,000 116,726
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 137,911
World Omni Automobile Lease Securitization
Trust
Class B, Series 2022-A, 3.670%,
06/15/27 100,000 97,635

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Annual Report 2023
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
World Omni Select Auto Trust 2023-A
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 133,769
Total Asset-Backed Securities - Non-
Agency
(Cost $5,418,302) 5,283,595
Commercial Mortgage-Backed Securities - Non-Agency 10 .0%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 122,487
Class A2, Series 2019-BN16,
3.933%, 02/15/52 112,170 111,844
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 87,998
Bank 2018-Bnk12
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 90,944
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 69,035
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 90,629
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 94,063 89,078
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 169,427
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 96,766
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 81,694 77,055
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 125,022
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 141,584
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 44,583
CGMS Commercial Mortgage Trust
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 112,292
Cgms Commercial Mortgage Trust 2017-B1
Class A3, Series 2017-B1, 3.197%,
08/15/50 96,765 87,166
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 155,627
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 90,200
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 95,233
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 95,288
Class B, Subordinated Series
2015-P1, 4.316%, 09/15/48
(a)
100,000 91,150
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 127,026
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class AAB, Series 2017-P8,
3.268%, 09/15/50 111,814 106,275
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 87,617
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 92,822
Citigroup Commercial Mortgage Trust 2016-C2
Class A4, Series 2016-C2, 2.832%,
08/10/49 150,000 135,917
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.465%, 10/10/48
(a)
56,000 35,834
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 89,215
Class C, Series 2013-CR13,
5.010%, 11/10/46
(a)
100,000 87,532
Class A3, Series 2015-LC23,
3.521%, 10/10/48 119,947 115,637
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 62,268
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 3.987%, 10/10/49
(a)
75,000 59,565
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 135,648
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 89,373
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 115,168
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 73,321 71,050
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 94,929
Class A3, Series 2015-C31,
3.801%, 08/15/48 86,332 81,500
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 89,167
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 82,130 78,399
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 95,108
Class C, Subordinated Series
2016-C31, 4.259%, 11/15/49
(a)
50,000 37,878
Class ASB, Series 2017-C34,
3.354%, 11/15/52 76,666 72,296
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33
Class A5, Series 2017-C33,
3.599%, 05/15/50 195,000 178,014
Morgan Stanley Capital I 2017-Hr2
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,883 110,918
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 136,837

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 11
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 136,036
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 95,883
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 91,290 87,536
Class A3, Series 2015-P2, 3.541%,
12/15/48 68,592 65,143
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 112,684
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 79,483
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 42,424
Wells Fargo Commercial Mortgage Trust
2017-C41
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 89,480
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,623,131) 5,138,070
Corporate Bonds 51 .5%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.2%
Boeing Co. (The)
2.196%, 02/04/26 80,000 73,519
5.040%, 05/01/27 119,000 115,225
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 98,639
6.875%, 05/01/25 60,000 60,253
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 70,765
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 37,359
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 54,624
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 79,959
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 36,126
Total 626,469
Airlines 1.4%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 33,612 29,327
Class A, Series 2015-1, 3.375%,
05/01/27 51,042 45,019
Class AA, Series 2016-1, 3.575%,
01/15/28 33,345 30,101
Class AA, Series 2015-2, 3.600%,
09/22/27 32,235 28,906
American Airlines, Inc.
7.250%, 02/15/28
(b)
220,000 204,839
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
100,000 97,239
Delta Air Lines, Inc.
7.375%, 01/15/26 85,000 85,860
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Southwest Airlines Co.
2.625%, 02/10/30 60,000 48,414
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(b)
100,000 74,036
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 47,026 44,668
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 55,806
Total 744,215
Automotive 1.0%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 50,495
General Motors Co.
6.125%, 10/01/25 40,000 39,928
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 107,528
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 46,004
5.000%, 05/31/26 60,000 56,750
IHO Verwaltungs GMBH
4.750%, 09/15/26
(b),(c)
50,000 46,252
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 147,822
Total 494,779
Banking 3.8%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 76,758
5.750%, 11/20/25 100,000 95,568
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 60,000 57,868
Bankunited, Inc.
5.125%, 06/11/30 120,000 94,898
Barclays PLC
4.375%, 01/12/26 200,000 190,864
Capital One Financial Corp.
3.300%, 10/30/24 60,000 58,202
4.200%, 10/29/25 40,000 37,949
Citigroup, Inc.
4.125%, 07/25/28 80,000 71,756
Subordinated 4.600%, 03/09/26 120,000 115,011
Citizens Financial Group, Inc.
2.850%, 07/27/26 50,000 44,320
Comerica, Inc.
4.000%, 02/01/29 40,000 32,678
Fifth Third Bancorp
2.550%, 05/05/27 40,000 34,489
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 78,905
HSBC Holdings PLC
4.250%, 08/18/25 204,000 195,519
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 189,841
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 117,248
Regions Financial Corp.
1.800%, 08/12/28 40,000 31,207
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 38,396

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Santander UK Group Holdings PLC
6.534%, (SOFRRATE + 2.600%),
01/10/29
(d)
200,000 195,637
Synchrony Financial
3.950%, 12/01/27 85,000 72,859
Webster Financial Corp.
4.100%, 03/25/29 85,000 70,703
Zions Bancorp NA
3.250%, 10/29/29 100,000 74,388
Total 1,975,064
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 41,492
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 162,128
Total 203,620
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 77,590
Masonite International Corp.
5.375%, 02/01/28
(b)
50,000 46,053
Standard Industries, Inc.
5.000%, 02/15/27
(b)
50,000 46,236
Total 169,879
Cable and Satellite 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 174,791
5.500%, 05/01/26
(b)
60,000 57,407
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 109,286
4.908%, 07/23/25 100,000 97,777
5.050%, 03/30/29 110,000 101,785
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 44,873
4.000%, 07/15/28
(b)
100,000 85,011
5.000%, 08/01/27
(b)
100,000 91,818
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 74,292
Videotron Ltd.
5.125%, 04/15/27
(b)
40,000 37,682
Total 874,722
Chemicals 0.7%
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 48,798
6.330%, 07/15/29 60,000 57,786
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,492
4.725%, 11/15/28 100,000 95,574
Nutrien Ltd.
4.200%, 04/01/29 60,000 55,059
Olin Corp.
5.125%, 09/15/27 50,000 46,149
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 37,003
Total 359,861
Construction Machinery 0.2%
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 91,984
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Cyclical Services 0.7%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 45,305
CoreCivic, Inc.
8.250%, 04/15/26 50,000 50,830
eBay, Inc.
1.400%, 05/10/26 40,000 35,839
Go Daddy Operating Co. LLC / Gd Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 47,198
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 44,882
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 44,214
5.750%, 04/15/26
(b)
120,000 116,466
Total 384,734
Consumer Products 0.3%
Clorox Co. (The)
3.100%, 10/01/27 40,000 36,209
Newell Brands, Inc.
4.875%, 06/01/25 120,000 115,244
Total 151,453
Diversified Manufacturing 1.1%
Carrier Global Corp.
2.493%, 02/15/27 40,000 35,801
Newell Brands, Inc.
5.200%, 04/01/26 60,000 56,613
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 48,810
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 43,922
Regal Rexnord Corp.
6.300%, 02/15/30
(b)
60,000 56,624
RTX Corp.
4.125%, 11/16/28 120,000 110,167
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 36,752
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
115,000 115,167
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 55,941
Total 559,797
Electric 2.8%
AES Corp. (The)
1.375%, 01/15/26 40,000 35,530
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5
Year CMT T-Note + 2.675%),
02/15/62
(d)
120,000 94,735
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 45,097
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 74,861
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(d)
120,000 113,453
Duke Energy Corp.
4.300%, 03/15/28 60,000 56,299
Edison International
6.950%, 11/15/29 60,000 61,012
Emera US Finance LP
3.550%, 06/15/26 80,000 74,942

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Enel Americas SA
4.000%, 10/25/26 85,000 79,308
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 74,913
FirstEnergy Corp.
Series B, 4.150%, 07/15/27 30,000 27,789
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 35,156
3.550%, 05/01/27 40,000 36,800
Nextera Energy Operating Partners LP
4.500%, 09/15/27
(b)
50,000 44,826
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
40,000 39,246
NRG Energy, Inc.
5.750%, 01/15/28 50,000 46,954
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 71,963
3.750%, 07/01/28 80,000 70,091
PG&E Corp.
5.000%, 07/01/28 50,000 45,306
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 59,710
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 195,440
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 38,365
Total 1,421,796
Environmental 0.4%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
100,000 95,162
Republic Services, Inc.
2.900%, 07/01/26 40,000 37,371
Waste Management, Inc.
4.625%, 02/15/30 60,000 56,364
Total 188,897
Finance Companies 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 151,206
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 74,230
Ares Capital Corp.
2.150%, 07/15/26 40,000 35,131
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 106,819
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 40,476
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 109,893
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 54,654
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 49,366
Navient Corp.
5.875%, 10/25/24 60,000 58,699
6.750%, 06/25/25 80,000 78,132
Oaktree Specialty Lending Corp.
3.500%, 02/25/25 85,000 80,949
OneMain Finance Corp.
3.500%, 01/15/27 170,000 143,914
7.125%, 03/15/26 50,000 48,591
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 43,564
SLM Corp.
4.200%, 10/29/25 80,000 74,671
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 114,364
Total 1,264,659
Food and Beverage 1.4%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 37,260
Campbell Soup Co.
3.950%, 03/15/25 40,000 38,900
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 56,383
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 81,030
General Mills, Inc.
4.000%, 04/17/25 40,000 38,929
Jbs USA Lux SA / Jbs USA Food Co. / Jbs USA Finance, Inc.
5.500%, 01/15/30 110,000 100,572
Kellogg Co.
3.250%, 04/01/26 40,000 37,723
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 63,258
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 56,048
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 75,997
Mondelez International, Inc.
2.750%, 04/13/30 60,000 49,358
Sysco Corp.
3.300%, 07/15/26 40,000 37,400
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 55,152
Total 728,010
Foreign Agencies 2.2%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(d)
200,000 188,775
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 196,642
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 200,000 177,489
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/72
(d)
200,000 195,257
Petrobras Global Finance BV
7.375%, 01/17/27 180,000 184,771
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 197,277
Total 1,140,211
Gaming 1.5%
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 36,524
5.375%, 04/15/26 40,000 38,365
5.750%, 06/01/28 85,000 79,910
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 194,888
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 77,983
5.750%, 07/21/28
(b)
200,000 169,134

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sands China Ltd.
2.550%, 03/08/27 200,000 170,518
Total 767,322
Health Care 2.8%
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 36,841
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 44,843
Avantor Funding, Inc.
4.625%, 07/15/28
(b)
40,000 35,675
Baxter International, Inc.
1.915%, 02/01/27 85,000 74,488
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 57,414
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 54,973
Cigna Corp.
3.400%, 03/01/27 85,000 78,789
4.125%, 11/15/25 40,000 38,755
4.375%, 10/15/28 50,000 46,733
CVS Health Corp.
1.300%, 08/21/27 85,000 71,696
4.300%, 03/25/28 80,000 74,946
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 98,989
HCA, Inc.
5.250%, 06/15/26 50,000 48,808
5.375%, 09/01/26 85,000 83,122
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 188,555
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 71,613
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 38,556
Stryker Corp.
1.950%, 06/15/30 50,000 39,066
Teleflex, Inc.
4.625%, 11/15/27 50,000 45,912
Tenet Healthcare Corp.
4.875%, 01/01/26 100,000 95,937
5.125%, 11/01/27 100,000 92,394
Total 1,418,105
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 100,000 82,743
4.625%, 12/15/29 60,000 53,616
Elevance Health, Inc.
4.101%, 03/01/28 40,000 37,367
Humana, Inc.
1.350%, 02/03/27 85,000 73,671
Total 247,397
Healthcare REIT 0.6%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 75,234
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27 100,000 77,469
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 77,599
Ventas Realty LP
4.125%, 01/15/26 40,000 38,241
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Welltower OP LLC
4.250%, 04/15/28 40,000 36,885
Total 305,428
Home Construction 0.2%
Lennar Corp.
4.750%, 05/30/25 40,000 39,180
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 49,625
Total 88,805
Independent Energy 1.7%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 37,100
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 50,359
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 77,813
Crescent Energy Finance LLC
9.250%, 02/15/28
(b)
50,000 50,705
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(b)
50,000 49,528
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(b)
100,000 95,981
EQT Corp.
3.125%, 05/15/26
(b)
80,000 74,036
6.125%, 02/01/25 23,000 22,931
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 79,136
Matador Resources Co.
5.875%, 09/15/26 85,000 82,074
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 40,320
Occidental Petroleum Corp.
5.875%, 09/01/25 60,000 59,797
PDC Energy, Inc.
5.750%, 05/15/26 120,000 119,562
Southwestern Energy Co.
5.700%, 01/23/25 11,000 10,873
Total 850,215
Leisure 0.6%
Carnival Corp.
4.000%, 08/01/28
(b)
200,000 174,082
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 70,261
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(b)
42,000 44,424
Total 288,767
Life Insurance 0.5%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 78,384
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 44,138
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(d)
50,000 34,800
Lincoln National Corp.
3.050%, 01/15/30 50,000 39,490
3.800%, 03/01/28 40,000 35,657
Total 232,469
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
53,000 52,156

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 77,872
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 38,936
Total 168,964
Media and Entertainment 1.1%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 109,481
Discovery Communications LLC
3.950%, 03/20/28 75,000 67,682
Fox Corp.
3.050%, 04/07/25 80,000 76,763
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 38,581
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 39,010
Paramount Global
4.200%, 06/01/29 50,000 42,401
7.875%, 07/30/30 50,000 49,220
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 57,641
TEGNA, Inc.
4.625%, 03/15/28 80,000 69,293
Warnermedia Holdings, Inc.
4.054%, 03/15/29 40,000 35,385
Total 585,457
Media Cable 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 53,703
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 131,354
Total 185,057
Metals and Mining 1.1%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 39,845
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
50,000 44,984
Freeport-McMoRan, Inc.
4.250%, 03/01/30 110,000 95,417
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 48,458
9.250%, 10/01/28
(b)
100,000 99,834
Novelis Corp.
3.250%, 11/15/26
(b)
150,000 133,700
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 110,318
Total 572,556
Midstream 3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 85,790
Buckeye Partners LP
3.950%, 12/01/26 85,000 77,514
4.125%, 03/01/25
(b)
40,000 38,143
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 38,600
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/25 50,000 49,377
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 39,529
Energy Transfer LP
4.950%, 05/15/28 40,000 37,827
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,387
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 38,242
EQM Midstream Partners LP
5.500%, 07/15/28 100,000 93,374
6.500%, 07/01/27
(b)
75,000 73,252
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 82,728
MPLX LP
4.875%, 06/01/25 40,000 39,226
National Fuel Gas Co.
3.950%, 09/15/27 40,000 36,323
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
100,000 89,520
NuStar Logistics LP
5.625%, 04/28/27 85,000 80,677
6.000%, 06/01/26 40,000 38,725
ONEOK, Inc.
4.000%, 07/13/27 50,000 46,509
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 82,341
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 38,516
5.625%, 03/01/25 40,000 39,740
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 80,000 77,136
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(b)
150,000 132,013
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 55,391
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 39,030
Western Midstream Operating LP
4.050%, 02/01/30 80,000 69,278
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 115,484
Total 1,649,672
Natural Gas 0.2%
Sempra
3.400%, 02/01/28 40,000 36,037
Southwest Gas Corp.
5.450%, 03/23/28 80,000 78,114
Total 114,151
Office REIT 0.4%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 37,393
Boston Properties LP
4.500%, 12/01/28 80,000 70,329
Office Properties Income Trust
4.500%, 02/01/25 120,000 103,685
Total 211,407
Oil Field Services 0.3%
Petrofac Ltd.
9.750%, 11/15/26
(b)
85,000 57,797
Venture Global LNG, Inc.
8.125%, 06/01/28
(b)
120,000 116,506
Total 174,303
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 47,967

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.250%, 05/15/26 40,000 36,600
6.375%, 12/15/25 170,000 159,967
Total 244,534
Other Industry 0.1%
AECOM
5.125%, 03/15/27 50,000 47,148
Other REIT 0.1%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 37,003
EPR Properties
4.500%, 04/01/25 40,000 38,622
Total 75,625
Packaging 1.2%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 113,079
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 75,023
Ball Corp.
5.250%, 07/01/25 180,000 177,209
Berry Global, Inc.
1.650%, 01/15/27 85,000 73,283
5.500%, 04/15/28
(b)
60,000 57,477
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 38,588
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 95,113
Total 629,772
Paper 0.1%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 76,098
Pharmaceuticals 1.9%
AbbVie, Inc.
2.950%, 11/21/26 185,000 171,287
3.200%, 11/21/29 50,000 43,575
Amgen, Inc.
5.250%, 03/02/30 120,000 115,222
Biogen, Inc.
2.250%, 05/01/30 50,000 39,248
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 82,476
3.650%, 03/01/26 40,000 38,183
Mylan, Inc.
4.550%, 04/15/28 60,000 54,676
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 172,779
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 82,560
4.375%, 03/15/26 40,000 37,557
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 74,476
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,016
Total 951,055
Property & Casualty 0.5%
American International Group, Inc.
3.900%, 04/01/26 24,000 22,867
Aon Global Ltd.
3.875%, 12/15/25 40,000 38,312
Assurant, Inc.
4.900%, 03/27/28 40,000 37,901
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CNA Financial Corp.
3.450%, 08/15/27 85,000 77,809
Enstar Finance LLC
5.750%, 09/01/40 80,000 70,965
Total 247,854
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 75,622
CSX Corp.
2.600%, 11/01/26 85,000 77,857
Total 153,479
Refining 0.5%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 45,640
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 100,000 92,445
Phillips 66
3.900%, 03/15/28 40,000 37,074
Phillips 66 Co.
3.750%, 03/01/28 70,000 64,382
Total 239,541
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 35,742
5.750%, 04/15/25
(b)
70,000 69,399
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 74,314
Starbucks Corp.
3.500%, 03/01/28 40,000 36,741
Total 216,196
Retail REIT 0.4%
Agree LP
2.000%, 06/15/28 45,000 36,863
Kimco Realty OP LLC
3.300%, 02/01/25 40,000 38,542
Realty Income Corp.
4.875%, 06/01/26 40,000 38,956
STORE Capital Corp.
4.500%, 03/15/28 80,000 69,152
Total 183,513
Retailers 0.9%
Advance Auto Parts, Inc.
3.900%, 04/15/30 50,000 40,563
AutoNation, Inc.
3.800%, 11/15/27 50,000 44,665
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 46,052
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 36,846
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 76,253
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 74,250
QVC, Inc.
4.450%, 02/15/25 80,000 68,923
Under Armour, Inc.
3.250%, 06/15/26 110,000 100,136
Total 487,688

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 46,231
4.625%, 01/15/27
(b)
40,000 37,550
6.500%, 02/15/28
(b)
160,000 157,076
Kroger Co. (The)
4.500%, 01/15/29 40,000 37,543
Total 278,400
Technology 4.4%
Amdocs Ltd.
2.538%, 06/15/30 50,000 39,286
Avnet, Inc.
4.625%, 04/15/26 40,000 38,378
Block, Inc.
2.750%, 06/01/26 50,000 45,023
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 116,784
Broadcom, Inc.
4.750%, 04/15/29 50,000 46,483
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 38,919
6.020%, 06/15/26 32,000 32,023
Equifax, Inc.
3.100%, 05/15/30 60,000 49,128
Equinix, Inc.
3.200%, 11/18/29 60,000 50,695
Fair Isaac Corp.
4.000%, 06/15/28
(b)
50,000 44,466
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 35,810
Fiserv, Inc.
3.200%, 07/01/26 40,000 37,365
3.500%, 07/01/29 100,000 87,708
Flex Ltd.
3.750%, 02/01/26 85,000 80,452
Gen Digital, Inc.
5.000%, 04/15/25
(b)
85,000 82,674
Global Payments, Inc.
1.200%, 03/01/26 40,000 35,648
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 60,000 57,888
HP, Inc.
3.000%, 06/17/27 40,000 36,047
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 45,873
5.000%, 07/15/28
(b)
100,000 89,574
Jabil, Inc.
3.600%, 01/15/30 50,000 42,419
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 50,414
4.600%, 04/06/27 50,000 47,671
Micron Technology, Inc.
6.750%, 11/01/29 50,000 50,199
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 75,618
Oracle Corp.
2.650%, 07/15/26 85,000 78,215
3.250%, 11/15/27 80,000 72,397
PTC, Inc.
4.000%, 02/15/28
(b)
60,000 53,456
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Qorvo, Inc.
1.750%, 12/15/24
(b)
50,000 47,296
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 42,561
Seagate HDD Cayman
4.875%, 06/01/27 60,000 56,363
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 58,421
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 107,132
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 74,367
VMware, Inc.
1.400%, 08/15/26 85,000 74,860
3.900%, 08/21/27 40,000 37,074
Western Digital Corp.
2.850%, 02/01/29 60,000 46,719
4.750%, 02/15/26 60,000 56,260
Xerox Holdings Corp.
5.000%, 08/15/25
(b)
80,000 73,594
Total 2,235,260
Tobacco 0.3%
Altria Group, Inc.
2.350%, 05/06/25 40,000 37,879
BAT Capital Corp.
2.259%, 03/25/28 75,000 62,999
3.557%, 08/15/27 33,000 29,909
Total 130,787
Transportation Services 0.3%
FedEx Corp.
3.250%, 04/01/26 60,000 56,707
Gxo Logistics, Inc.
1.650%, 07/15/26 50,000 44,003
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 57,173
Total 157,883
Wireless 0.7%
American Tower Corp.
2.900%, 01/15/30 50,000 40,798
Crown Castle, Inc.
3.800%, 02/15/28 60,000 54,097
Rogers Communications, Inc.
3.625%, 12/15/25 50,000 47,479
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(d)
50,000 43,971
Sprint LLC
7.625%, 03/01/26 80,000 82,173
T-Mobile USA, Inc.
2.050%, 02/15/28 20,000 17,045
5.375%, 04/15/27 85,000 83,608
Total 369,171
Wirelines 0.9%
AT&T, Inc.
2.300%, 06/01/27 40,000 35,344
4.350%, 03/01/29 85,000 78,239
British Telecommunications PLC
5.125%, 12/04/28 85,000 80,698
Level 3 Financing, Inc.
3.400%, 03/01/27
(b)
40,000 37,200
Lumen Technologies, Inc.
4.000%, 02/15/27
(b)
40,000 27,251

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Annual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 34,124
4.125%, 03/16/27 75,000 71,040
4.329%, 09/21/28 85,000 79,147
Total 443,043
Total Corporate Bonds
(Cost $28,148,453) 26,407,272
Foreign Government Obligations
(e)
17 .7%
Principal
Amount ($) Value ($)
Brazil 1.6%
Brazilian Government International Bond
8.875%, 04/15/24 80,000 80,549
6.000%, 04/07/26 289,000 291,492
4.500%, 05/30/29 200,000 184,332
2.875%, 06/06/25 300,000 285,046
Total 841,419
China 0.9%
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 446,611
Colombia 1.8%
Colombia Government International Bond
4.500%, 01/28/26 374,000 358,064
Ecopetrol SA
5.375%, 06/26/26 450,000 430,819
8.625%, 01/19/29 150,000 149,717
Total 938,600
Dominican Republic 1.2%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 136,513
Series REGS, 5.500%, 01/27/25 200,000 196,605
Series REGS, 5.950%, 01/25/27 272,000 262,431
Total 595,549
Hungary 0.8%
Hungary Government International Bond
5.375%, 03/25/24 34,000 33,949
Series REGS, 5.250%, 06/16/29 200,000 188,418
Magyar Export-Import Bank Zrt
6.125%, 12/04/27 200,000 195,858
Total 418,225
India 0.4%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 183,644
Indonesia 2.4%
Indonesia Government International Bond
4.100%, 04/24/28 255,000 239,748
Series REGS, 4.750%, 01/08/26 200,000 196,743
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.400%, 03/01/28 255,000 242,904
Series REGS, 4.450%, 02/20/29 200,000 189,645
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 187,886
Series REGS, 5.450%, 05/21/28 200,000 194,040
Total 1,250,966
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 175,175
Kazakhstan 0.7%
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 400,000 373,574
Foreign Government Obligations
(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Kuwait 0.4%
MEGlobal BV
Series REGS, 4.250%, 11/03/26 200,000 188,267
Mexico 1.8%
Mexico Government International Bond
4.125%, 01/21/26 200,000 194,700
3.750%, 01/11/28 255,000 235,054
4.500%, 04/22/29 200,000 184,986
Petroleos Mexicanos
5.350%, 02/12/28 184,000 148,097
6.500%, 01/23/29 200,000 161,176
Total 924,013
Oman 1.9%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 193,621
Series REGS, 6.750%, 10/28/27 200,000 201,891
Series REGS, 5.625%, 01/17/28 400,000 386,398
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 199,274
Total 981,184
Panama 0.4%
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 222,673
Philippines 0.9%
Philippine Government International Bond
10.625%, 03/16/25 240,000 256,246
3.750%, 01/14/29 200,000 183,441
Total 439,687
Romania 0.6%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 289,461
South Africa 1.2%
Republic of South Africa Government
International Bond
4.875%, 04/14/26 200,000 190,506
4.300%, 10/12/28 200,000 172,468
4.850%, 09/27/27 255,000 234,831
Total 597,805
United Arab Emirates 0.4%
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 184,907
Uruguay 0.0%
Uruguay Government International Bond
4.500%, 08/14/24 13,333 13,278
Total Foreign Government Obligations
(Cost $9,473,835) 9,065,038
Residential Mortgage-Backed Securities - Agency 9 .8%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 9.8%
1.500%, 11/15/38
(f)
2,175,000 1,788,937
2.000%, 11/15/38
(f)
2,607,000 2,207,396
2.500%, 11/15/38
(f)
446,000 388,560
3.000%, 11/15/38
(f)
178,000 159,129
3.500%, 11/15/38
(f)
128,600 117,398
4.000%, 11/15/38
(f)
123,000 114,661
4.500%, 11/15/38
(f)
112,300 106,501
5.000%, 11/15/38
(f)
93,000 89,706

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 19
Notes to Portfolio of Investments
Residential Mortgage-Backed Securities - Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.500%, 11/15/38
(f)
76,400 74,908
Total 5,047,196
Total Residential Mortgage-Backed
Securities - Agency
(Cost $5,111,108) 5,047,196
Treasury Bills 7 .7%
Principal
Amount ($) Value ($)
United States 7.7%
U.S. Treasury Bills
5.433%, 12/14/23 4,000,000 3,974,705
Total Treasury Bills
(Cost $3,974,516) 3,974,705
Money Market Funds 2 .2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.270%
(g)
1,111,198 1,111,198
Total Money Market Funds
(Cost $1,111,198) 1,111,198
Total Investments in Securities
(Cost $58,860,543) 56,027,074
Other Assets & Liabilities, Net (4,724,880)
Net Assets 51,302,194
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $6,952,667, which represents 13.55% of total net assets.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Annual Report 2023
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 5,283,595 – 5,283,595
Commercial Mortgage-Backed Securities
- Non-Agency – 5,138,070 – 5,138,070
Corporate Bonds – 26,407,272 – 26,407,272
Foreign Government Obligations – 9,065,038 – 9,065,038
Residential Mortgage-Backed Securities - Agency – 5,047,196 – 5,047,196
Treasury Bills – 3,974,705 – 3,974,705
Money Market Funds 1,111,198 – – 1,111,198
Total Investments in Securities 1,111,198 54,915,876 – 56,027,074
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 21
Assets
Investments in securities, at value
Unaffiliated issuers (cost $58,860,543) $56,027,074
Foreign currency (cost $12) 12
Receivable for:
Investments sold 961,616
Interest 466,700
Dividends 4,634
Reimbursement due from Investment Manager 150
Total assets 57,460,186
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 5,111,108
Investments purchased 1,036,053
Investment management fees 10,831
Total liabilities 6,157,992
Net assets applicable to outstanding capital stock $51,302,194
Represented by:
Paid-in capital $56,225,826
Total distributable earnings (loss) (4,923,632)
Total - representing net assets applicable to outstanding capital stock $51,302,194
Shares outstanding 2,900,050
Net asset value per share $17.69

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Strategic Beta ETFs | Annual Report 2023
Investment Income:
Interest $1,944,065
Dividends - unaffiliated issuers 32,161
Total income 1,976,226
Expenses:
Investment management fees 123,483
Total expenses 123,483
Fees waived or expenses reimbursed by Investment Manager (798)
Total net expenses 122,685
Net Investment Income 1,853,541
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (728,820)
In-kind transactions - unaffiliated issuers (162,667)
Net realized loss (891,487)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 913,543
Net change in unrealized appreciation 913,543
Net realized and unrealized gain 22,056
Net Increase in net assets resulting from operations $1,875,597

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 23
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income $1,853,541 $1,003,161
Net realized loss (891,487) (1,433,142)
Net change in unrealized appreciation (depreciation) 913,543 (3,583,295)
Net increase (decrease) in net assets resulting from operations 1,875,597 (4,013,276)
Distributions to shareholders
Net investment income and net realized gains (1,821,194) (976,236)
Shareholder transactions
Proceeds from shares sold 6,257,457 39,388,579
Cost of shares redeemed (2,700,613) (6,566,422)
Net increase in net assets resulting from shareholder transactions 3,556,844 32,822,157
Increase in net assets 3,611,247 27,832,645
Net Assets:
Net assets beginning of year 47,690,947 19,858,302
Net assets at end of year $51,302,194 $47,690,947
Capital stock activity
Shares outstanding, beginning of year 2,700,050 1,000,050
Shares sold 350,000 2,050,000
Shares redeemed (150,000) (350,000)
Shares outstanding, end of year 2,900,050 2,700,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Strategic Beta ETFs | Annual Report 2023
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2023 2022 2021
(a)
Per share data
Net asset value, beginning of period $ 17 .66 $ 19 .86 $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .67 0 .44 0 .03
Net realized and unrealized gain (loss) 0 .03 ( 2 .20 ) ( 0 .17 )
Total from investment operations 0 .70 ( 1 .76 ) ( 0 .14 )
Less distributions to shareholders:
Net investment income ( 0 .67 ) ( 0 .44 ) –
Total distribution to shareholders ( 0 .67 ) ( 0 .44 ) –
Net asset value, end of period $ 17 .69 $ 17 .66 $ 19 .86
Total Return at NAV 3 .95% ( 8 .96 ) % ( 0 .70 ) %
Total Return at Market Price 4 .36% ( 9 .25 ) % ( 0 .70 ) %
Ratios to average net assets:
Total gross expenses
(b)
0 .25% 0 .25% 0 .25%
Total net expenses
(b)(c)
0 .25% 0 .25% 0 .25%
Net investment income 3 .75% 2 .39% 1 .44%
Supplemental data
Net assets, end of
period
(in thousands) $ 51,302 $ 47,691 $ 19,858
Portfolio turnover 154% 163% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 25
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The
Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares
(without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
26 Strategic Beta ETFs | Annual Report 2023
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset– and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 27
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
28 Strategic Beta ETFs | Annual Report 2023
these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 29
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 29, 2024, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, capital loss carryforwards, reversal of capital gains (losses) on a redemption-in-kind and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
35,248 118,927 (154,175)
Year Ended October 31, 2023 Year Ended October 31, 2022
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
1,821,194 - 1,821,194 976,236 - 976,236
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
185,911 - (2,223,127) (2,886,416)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
58,913,490 11,318 (2,897,734) (2,886,416)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
30 Strategic Beta ETFs | Annual Report 2023
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended
October 31, 2023, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $76,544,033 and $75,266,477 respectively, for the year ended October 31, 2023, of which
$63,841,936 and $63,248,281, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2023, the cost basis of securities contributed was $4,338,354.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2023, the in-kind redemption cost basis was $2,097,410, the proceeds from sales were $1,934,743 and the net realized loss was $162,667.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2023.
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
1,703,787 519,340 2,223,127 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 31
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
32 Strategic Beta ETFs | Annual Report 2023
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S.
Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the
U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers)
may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-
backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Strategic Beta ETFs | Annual Report 2023 33
the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

34 Strategic Beta ETFs | Annual Report 2023
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Short Duration Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Short Duration Bond ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of
October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 21, 2021
(commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October
31, 2023 and for the period September 21, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 28, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

TRUSTEES AND OFFICERS
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 35
The Board oversees the Fund's operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund's Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
170 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue and
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
170 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since
2023;Trustee
since 2007
President, Springboard - Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
170 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee), since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee)
(financial services),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
170 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council since January 2020;
Adjunct Professor of Finance, Bentley
University, since January 2018; Consultant
to Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
168 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios, (former
mutual fund complex),
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to Independent Trustees of
CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
168 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), 2004-2019;
former Director, Boston
Public Library Foundation,
2008-2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor Emeritus of Economics and
Management, Bentley University, since
2023; Professor of Economics and
Management, Bentley University, 1976-
2023; Dean, McCallum Graduate School of
Business, Bentley University, 1992-2002
170 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
170 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since
1996
Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
170 Director, SpartanNash
Company since November
2013 (Chair of the Board,
since May 2021) (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007-2010; Director, Wellington Trust
Company, NA and other Wellington affiliates,
1997-2010
168 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
168 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2004
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
170 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
168 Independent Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2010-2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director (Investment
Committee), Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 39
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 800.345.6611, visiting collumbiathreadneedleus.com/etfs, or contacting your financial intermediary.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
170 Former Director, NAPE
(National Alliance for
Partnerships in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, since
2022
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021; Co-President and
Principal Executive Officer, Columbia Acorn/
Wanger Funds, since July 2021
170
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022; Director,
Columbia Threadneedle
Canada, Inc., since
December 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2023
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal
Executive Officer, the Fund's other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and North America Head of Operations & Investor Services,
Columbia Management Investment Advisers, LLC, since June 2023 (previously
Senior Vice President and Head of Global Operations & Investor Services, March
2022 - June 2023, Vice President, Head of North America Operations, and Co-Head
of Global Operations, June 2019 - February 2022 and Vice President – Accounting
and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust Company, since June 2023.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc., since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 41
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010;
Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC, since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5903 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; Director (since January 2007) and President
(since October 2014), Columbia Management Investment Services Corp.; Director
(since December 2017) and President (since January 2017), Ameriprise Trust
Company.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2023
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Short Duration Bond ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June
2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 43
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2023
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN314_10_N01_(12/23)
CET001939
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
ANNUAL REPORT
October 31, 2023
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF

Thematic ETFs | Annual Report 2023

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 22
Federal Income Tax Information 23
Trustees and Officers 24
Approval of Investment Management Services Agreement 31
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Thematic ETFs | Annual Report 2023 3
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2022
Shekhar Pramanick
Technology Team Member
Managed Fund since 2022
Sanjay Devgan
Technology Team Member
Managed Fund since 2022
Christopher Lo, CFA
Implementation Portfolio Manager
Managed Fund since 2022
Investment objective
Columbia Seligman Semiconductor and Technology ETF (the Fund) seeks capital appreciation.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The PHLX Semiconductor Sector Index is a modified capitalization-weighted index composed of the 30 largest companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-
capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2023)
Inception 1 Year Life
Market Price 03/29/22 19.03 -7.49
Net Asset Value 03/29/22 18.45 -7.62
PHLX Semiconductor Sector Index 36.71 -4.65
S&P 500 Index 10.14 -3.75

FUND AT A GLANCE
(continued)
(Unaudited)
4 Thematic ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (March 29, 2022 — October 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Portfolio breakdown (%) (at October 31, 2023 )
Common Stocks 96.6
Money Market Funds 3.4
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2023 )
Information Technology   96.3
Communication Services   2.1
Industrials   1.6
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at October 31, 2023 )
Information Technology
Application Software   8.6
Electronic Equipment & Instruments   2.4
Semiconductor Equipment   21.3
Semiconductors   60.7
Systems Software   0.7
Technology Hardware, Storage & Peripherals   2.6
Total 96.3
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
Thematic ETFs | Annual Report 2023 5
For the 12-month period that ended October 31, 2023, Columbia Seligman Semiconductor and Technology ETF returned
18.45% based on net asset value (NAV) and 19.03% based on market price. For the same time period, the Fund’s benchmark, the PHLX Semiconductor Sector Index returned 36.71% and the broad U.S. equity market, measured by the
S&P 500 Index, returned 10.14%.
The Fund had an NAV of $14.88 on October 31, 2022 and ended the annual period on October 31, 2023 with an NAV of
$17.51. The Fund’s market price on October 31, 2023 was $17.55 per share.
Market overview
Global equity markets delivered strong gains during the one-year period ending October 31, 2023 and bounced back after
2022 proved challenging. Macro pressures weighed on the market to start the year-long period, as they did at the end, and equities sold off during both periods. However, the market did advance steadily in the interim as macro pressures eased and the last remaining pockets of the world broadly re-opened following the COVID-19 pandemic. Most notably,
China abandoned its zero-COVID policy to start 2023, allowing for activity to begin to normalize after the prolonged period of rolling lockdowns across much of the country. Europe benefited from falling inflation, particularly in Italy and Spain, and warm weather during the winter allayed concerns of energy shortages resulting from the loss of Russian supplies after the invasion of Ukraine. The consumer spending recovered and business confidence strengthened in Asia Pacific.
Fluctuations in the US dollar, which had eroded returns significantly for U.S. investors over the previous 12-month period, proved favorable and also provided a boost.
While a resilient consumer spending and easing fears of a recession drove broad swaths of the market recovery, the world’s introduction to consumer-facing artificial intelligence (AI) products powered by large-language models (LLMs)
resonated and drove technology outperformance. An LLM is a sophisticated AI system that uses advanced computer science techniques to process large amounts of text data and patterns in language, enabling human-like responses to queries. Almost as if programmed by lines of code, the steady cadence of new product releases from the world’s leading technology companies drove investor enthusiasm, especially for large-cap technology companies. Of note, during the second quarter of 2023, core holding NVIDIA Corp. became the first semiconductor company to exceed $1 trillion in equity market capitalization, while Apple became the first publicly traded company to exceed $3 trillion in equity value.
The uneven recovery of the Chinese economy, in addition to increased escalation of the decades-in-the-making technology cold war between the United States and China, did cause some market angst. Elsewhere in the world, declining property values, elevated local government debt and contraction in industrial activity did weigh on the economic outlook as well. Equity markets declined in the last few months of the period as investors once again recalibrated to a market backdrop that featured rising interest rates. Expectations generally had been that a healthy labor market combined with a resilient consumer would offset fears of a punitive recession. While this ultimately came to fruition during the third quarter of 2023, weakening macro data and commentary by the U.S. Federal Reserve indicated that a regime of higher interest rates for longer was likely to persist. Information technology stocks gave back some gains, but interest in all things AI did not wane. In a quickly evolving yet nascent space, AI remained a strategic imperative for companies looking to stay competitive vs. peers.
The Fund’s notable detractors during the period
The Fund’s absolute and relative performance was negatively impacted by disappointing results within the industrials sectors. The sector is not a component of the benchmark.
Relative to the benchmark, stock selection within the semiconductor industry weighed most heavily on Fund performance.
The Fund’s average cash position during the period also weighed on results relative to the benchmark.
Holdings that weighed most on the Fund’s performance during the period included semiconductor companies Tower
Semiconductor Ltd., indie Semiconductor, Inc. and GLOBALFOUNDRIES, Inc., alternative fuel cell company Bloom
Energy Corp., and application software company Xperi, Inc.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
6 Thematic ETFs | Annual Report 2023
The Fund’s notable contributors during the period
Though it underperformed the benchmark’s results within the industry, on an absolute basis, the semiconductor industry was the largest contributor to Fund performance during the period.
The software, technology hardware and electronic equipment industries, as well as the communication services sector, also contributed to the Fund’s absolute performance during the period.
The Fund’s allocation to the software industry, which is not a benchmark component, contributed to relative performance during the period.
Security selection drove the Fund’s outperformance of the benchmark within the electronic equipment industry.
Holdings that contributed most to the Fund’s performance during the period included semiconductor companies
Broadcom, Inc., Lam Research Corp., Synopsis, Inc., Rambus, Inc. and NVIDIA Corp.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic ETFs | Annual Report 2023 7
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2023 — October 31, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Seligman Semiconductor and
Technology ETF 1,000.00 1,000.00 1,023.40 1,021.42 3.83 3.82 0.75

PORTFOLIO OF INVESTMENTS
October 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Thematic ETFs | Annual Report 2023
Notes to Portfolio of Investments
Common Stocks 97.7%
Issuer Shares Value ($)
Communication Services  2.0%
Interactive Media & Services 2.0%
Alphabet, Inc. Class C
(a)
3,903 489,046
Total Communication Services 489,046
Industrials  1.6%
Electrical Equipment 1.6%
Bloom Energy Corp. Class A
(a)
36,260 377,104
Total Industrials 377,104
Information Technology  94.1%
Electronic Equipment, Instruments & Components 2.3%
Advanced Energy Industries, Inc. 6,389 557,504
Semiconductors & Semiconductor Equipment 80.1%
Advanced Micro Devices, Inc.
(a)
1,978 194,833
Analog Devices, Inc. 8,060 1,268,080
Applied Materials, Inc. 7,760 1,027,036
Broadcom, Inc. 2,262 1,903,179
Diodes, Inc.
(a)
2,321 151,051
Entegris, Inc. 1,062 93,498
Ichor Holdings Ltd.
(a)
3,913 94,929
indie Semiconductor, Inc. Class A
(a)
44,573 217,962
Intel Corp. 16,907 617,105
KLA Corp. 2,144 1,007,037
Lam Research Corp. 3,324 1,955,243
Marvell Technology, Inc. 20,676 976,321
Microchip Technology, Inc. 12,471 889,058
Micron Technology, Inc. 12,105 809,461
MKS Instruments, Inc. 1,387 91,070
NVIDIA Corp. 1,061 432,676
NXP Semiconductors NV 5,533 954,055
ON Semiconductor Corp.
(a)
11,415 715,036
Qorvo, Inc.
(a)
6,941 606,782
QUALCOMM, Inc. 6,184 673,994
Common Stocks (continued)
Issuer Shares Value ($)
Rambus, Inc.
(a)
8,996 488,753
Semtech Corp.
(a)
51,401 717,558
Silicon Laboratories, Inc.
(a)
1,524 140,482
Skyworks Solutions, Inc. 3,978 345,052
SMART Global Holdings, Inc.
(a)
17,538 240,271
STMicroelectronics NV 12,694 482,118
Synaptics, Inc.
(a)
7,587 634,728
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 6,799 586,822
Teradyne, Inc. 8,630 718,620
Tower Semiconductor Ltd.
(a)
11,237 258,676
Total 19,291,486
Software 9.2%
Adeia, Inc. 19,559 164,882
Cadence Design Systems, Inc.
(a)
3,913 938,533
Synopsys, Inc.
(a)
2,338 1,097,551
Total 2,200,966
Technology Hardware, Storage & Peripherals 2.5%
Western Digital Corp.
(a)
15,123 607,189
Total Information Technology 22,657,145
Total Common Stocks
(Cost $24,371,527) 23,523,295
Money Market Funds 3.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.261%
(b)
829,811 829,811
Total Money Market Funds
(Cost $829,811) 829,811
Total Investments in Securities
(Cost $25,201,338) 24,353,106
Other Assets & Liabilities, Net (271,535)
Net Assets 24,081,571
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Thematic ETFs | Annual Report 2023 9
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 489,046 – – 489,046
Industrials 377,104 – – 377,104
Information Technology 22,657,145 – – 22,657,145
Total Common Stocks 23,523,295 – – 23,523,295
Money Market Funds 829,811 – – 829,811
Total Investments in Securities 24,353,106 – – 24,353,106
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Thematic ETFs | Annual Report 2023
Assets
Investments in securities, at value
Unaffiliated issuers (cost $25,201,338) $24,353,106
Receivable for:
Dividends 3,671
Total assets 24,356,777
Liabilities
Payable for:
Investments purchased 258,944
Investment management fees 16,262
Total liabilities 275,206
Net assets applicable to outstanding capital stock $24,081,571
Represented by:
Paid-in capital $25,408,373
Total distributable earnings (loss) (1,326,802)
Total - representing net assets applicable to outstanding capital stock $24,081,571
Shares outstanding 1,375,050
Net asset value per share $17.51

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Thematic ETFs | Annual Report 2023 11
Investment Income:
Dividends - unaffiliated issuers $209,475
Foreign taxes withheld (4,657)
Total income 204,818
Expenses:
Investment management fees 147,802
Total expenses 147,802
Net Investment Income 57,016
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (233,096)
In-kind transactions - unaffiliated issuers 194,027
Net realized loss (39,069)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,030,270
Net change in unrealized appreciation 1,030,270
Net realized and unrealized gain 991,201
Net Increase in net assets resulting from operations $1,048,217

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Thematic ETFs | Annual Report 2023
Year Ended
October 31, 2023
Year Ended
October 31,
2022
(a)
Operations
Net investment income $57,016 $5,097
Net realized loss (39,069) (297,465)
Net change in unrealized appreciation (depreciation) 1,030,270 (1,878,502)
Net increase (decrease) in net assets resulting from operations 1,048,217 (2,170,870)
Distributions to shareholders
Net investment income and net realized gains (93,542) –
Shareholder transactions
Proceeds from shares sold 12,179,777 9,448,137
Cost of shares redeemed (1,331,148) –
Net increase in net assets resulting from shareholder transactions 10,848,629 9,448,137
Increase in net assets 11,803,304 7,277,267
Net Assets:
Net assets beginning of year 12,278,267 5,001,000
Net assets at end of year $24,081,571 $12,278,267
Capital stock activity
Shares outstanding, beginning of year 825,050 250,050
Shares sold 625,000 575,000
Shares redeemed (75,000) –
Shares outstanding, end of year 1,375,050 825,050
(a) Based on operations from March 29, 2022 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Thematic ETFs | Annual Report 2023 13
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2023 2022
(a)
Per share data
Net asset value, beginning of year $14.88 $20.00
Income (loss) from investment operations:
Net investment income 0.05 0.00
(b)
Net realized and unrealized gain (loss) 2.69 (5.12)
Total from investment operations 2.74 (5.12)
Less distributions to shareholders:
Net investment income (0.03) –
Net realized gains (0.08) –
Total distribution to shareholders (0.11) –
Net asset value, end of year $17.51 $14.88
Total Return at NAV 18.45% (25.60)%
Total Return at Market Price 19.03% (25.80)%
Ratios to average net assets:
Total gross expenses
(c)
0.75% 0.75%
Total net expenses
(c)(d)
0.75% 0.75%
Net investment income 0.29% 0.09%
Supplemental data
Net assets, end of
year
(in thousands) $24,082 $12,278
Portfolio turnover 26% 19%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2023
14 Thematic ETFs | Annual Report 2023
Note 1. Organization
Columbia Seligman Semiconductor and Technology ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Thematic ETFs | Annual Report 2023 15
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
16 Thematic ETFs | Annual Report 2023
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Thematic ETFs | Annual Report 2023 17
on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, reversal of capital gains (losses) on a redemption-in-kind and capital loss carryforwards. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2023, capital loss carryforwards utilized, if any, were as follows:
Undistributed net
investment
income ($)
Accumulated
net realized gain ($)
Paid in
capital ($)
- (110,607) 110,607
Year Ended October 31, 2023 Year Ended October 31, 2022
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
93,542 - 93,542 - - -
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
240,655 2,636 (232,838) (1,337,255)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
25,690,361 1,704,636 (3,041,891) (1,337,255)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
18 Thematic ETFs | Annual Report 2023
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $5,748,914 and $4,954,861, respectively, for the year ended October 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2023, the cost basis of securities contributed was $10,876,374.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2023, the in-kind redemption cost basis was $986,191, the proceeds from sales were $1,180,218 and the net realized gain was $194,027.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2023.
Note 8. Significant risks
Active management risk
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs.
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
232,838 - 232,838 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Thematic ETFs | Annual Report 2023 19
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Semiconductor and semiconductor equipment industry risk
The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful;
and thin capitalization and limited product lines, markets, financial resources or quality management and personnel.
These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies.
The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
20 Thematic ETFs | Annual Report 2023
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Tracking basket structure risk
The Fund’s Tracking Basket structure may affect the price at which the Fund shares trade in the secondary market.
Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ ask spread than ETFs that publish their complete portfolio holdings on a daily basis and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from not disclosing portfolio holdings daily, market participants may attempt to use the Tracking
Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front-
running(trading ahead) or free-riding (mirroring) the Fund’s strategy.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2023
Thematic ETFs | Annual Report 2023 21
are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

22 Thematic ETFs | Annual Report 2023
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Seligman Semiconductor and Technology
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Seligman Semiconductor and Technology ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period
March 29, 2022 (commencement of operations) through October 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year ended October
31, 2023, and the changes in its net assets and the financial highlights for the year ended October 31, 2023 and for the period March 29, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Thematic ETFs | Annual Report 2023 23
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2023 . Shareholders will be notiﬁed in early 2024 of the amounts for use in preparing 2023 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Fund DRD QDI
Columbia Seligman Semiconductor and Technology ETF 55.96% 65.46%
Fund
Columbia Seligman Semiconductor and Technology ETF $2,768

TRUSTEES AND OFFICERS
(Unaudited)
24 Thematic ETFs | Annual Report 2023
The Board oversees the Fund's operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund's Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
170 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue and
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
170 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2023 25
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since
2023;Trustee
since 2007
President, Springboard - Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
170 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee), since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee)
(financial services),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
170 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council since January 2020;
Adjunct Professor of Finance, Bentley
University, since January 2018; Consultant
to Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
168 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios, (former
mutual fund complex),
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to Independent Trustees of
CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
168 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), 2004-2019;
former Director, Boston
Public Library Foundation,
2008-2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
26 Thematic ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor Emeritus of Economics and
Management, Bentley University, since
2023; Professor of Economics and
Management, Bentley University, 1976-
2023; Dean, McCallum Graduate School of
Business, Bentley University, 1992-2002
170 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
170 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since
1996
Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
170 Director, SpartanNash
Company since November
2013 (Chair of the Board,
since May 2021) (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007-2010; Director, Wellington Trust
Company, NA and other Wellington affiliates,
1997-2010
168 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2023 27
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
168 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2004
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
170 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
168 Independent Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2010-2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director (Investment
Committee), Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
28 Thematic ETFs | Annual Report 2023
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
170 Former Director, NAPE
(National Alliance for
Partnerships in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, since
2022
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021; Co-President and
Principal Executive Officer, Columbia Acorn/
Wanger Funds, since July 2021
170
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022; Director,
Columbia Threadneedle
Canada, Inc., since
December 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2023 29
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is President and Principal Executive
Officer, the Fund's other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and North America Head of Operations & Investor Services,
Columbia Management Investment Advisers, LLC, since June 2023 (previously
Senior Vice President and Head of Global Operations & Investor Services, March
2022 - June 2023, Vice President, Head of North America Operations, and Co-Head
of Global Operations, June 2019 - February 2022 and Vice President – Accounting
and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust Company, since June 2023.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc., since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
30 Thematic ETFs | Annual Report 2023
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010;
Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC, since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5903 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; Director (since January 2007) and President
(since October 2014), Columbia Management Investment Services Corp.; Director
(since December 2017) and President (since January 2017), Ameriprise Trust
Company.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Thematic ETFs | Annual Report 2023 31
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Seligman Semiconductor and Technology ETF (the Fund).
Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia
Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June
2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
32 Thematic ETFs | Annual Report 2023
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and,
(iii) the net assets of the Fund. The Board observed that Fund performance was within the range of that of its peers.
The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2023 33
total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN321_10_N01_(12/23)
CET001938
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)

During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager and Douglas A. Hacker, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Moffett, Mr. Gallagher, Mr. Connaughton, Ms. Yeager and Mr. Hacker are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the eight series of the registrant whose reports to stockholders are included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2023 and October 31, 2022 are approximately as follows:

2023	2022
$126,500	$117,500

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2023 and October 31, 2022 are approximately as follows:

2023	2022
$0	$11,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended October 31, 2023 and October 31, 2022, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2023 and October 31, 2022 are approximately as follows:

2023	2022
$55,200	$57,500

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2023 and October 31, 2022, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2023 and October 31, 2022 are approximately as follows:

2023	2022
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended October 31, 2023 and October 31, 2022, there were no Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2023 and October 31, 2022 are approximately as follows:

2023	2022
$55,200	$68,700

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board’s independent Trustees, David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager and Douglas A. Hacker are all members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 28, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 28, 2023

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 28, 2023